                               HSBC INVESTOR FUNDS

                            HSBC INVESTOR EQUITY FUND

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 (800) 782-8183


          Special Meeting of Shareholders to be held February 27, 2004


Dear Shareholder:


       Please take note that a Special Meeting of Shareholders of the HSBC Investor Equity Fund ("Equity Fund"), a series of HSBC Investor Funds ("Trust"), will be held on Friday, February 27, 2004, at the offices of the Trust, at 3435 Stelzer Road, Columbus, Ohio 43219-3035, at 10:00 a.m., Eastern time ("Meeting").


     Waddell & Reed Investment Management Company ("Waddell & Reed") and NWQ Investment Management Company, LLC ("NWQ"), as sub-advisers to the Equity Fund, each currently manage a portion of the Equity Fund's assets. Waddell & Reed currently manages the growth portion of the Equity Fund and NWQ currently manages the value portion of the Equity Fund. Each sub-adviser currently manages approximately 50% of the Equity Fund's assets. HSBC Asset Management (Americas) Inc. ("HSBC") serves as the investment adviser for the Equity Fund.

     The Board of Trustees ("Board") of the Trust has proposed that the Equity Fund be reorganized by splitting the Equity Fund into two separate funds - a growth fund, the HSBC Investor Growth Fund ("Growth Fund"), and a value fund, the HSBC Investor Value Fund ("Value Fund").

     The Growth Fund and the Value Fund will each be "feeder funds" that seek to achieve their investment objective by investing all or substantially all of their assets in a "master fund" organized as a series of HSBC Investor Portfolios having the same investment objective, policies and restrictions as the "feeder fund." The Growth Fund will invest all or substantially all of its assets in the HSBC Investor Growth Portfolio ("Growth Portfolio") and the Value Fund will invest all or substantially all of its assets in the HSBC Investor Value Portfolio ("Value Portfolio").


     HSBC will serve as investment adviser to both the Growth Portfolio and the Value Portfolio. The Growth Portfolio will be sub-advised by Waddell & Reed and the Value Portfolio will be sub-advised by NWQ. Following the Reorganization (as defined below), the Growth Fund and the Value Fund will not have either an investment adviser or a sub-adviser.


     In the attached Proxy Statement/Prospectus, shareholders of the Equity Fund are being asked to approve an Agreement and Plan of Reorganization ("Reorganization Agreement") that contemplates:

     (i) the transfer of all of the assets of the Equity Fund that are under management by Waddell & Reed ("Waddell & Reed Assets") to the Growth Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest of the Growth Fund ("Growth Fund Shares") and the assumption by the Growth Fund of all of the liabilities directly related to the Waddell & Reed Assets plus a pro rata portion (calculated on the basis of relative net assets) of the liabilities of the Equity Fund not directly related to the Waddell & Reed Assets or the assets of the Equity Fund that are under management by NWQ ("NWQ Assets");

     (ii) the transfer of all of the NWQ Assets to the Value Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest of the Value Fund ("Value Fund Shares") and the assumption by the Value Fund of all of the liabilities directly related to the NWQ Assets plus a pro rata portion (calculated on the basis of relative net assets) of the liabilities of the Equity Fund not directly related to the Waddell & Reed Assets or the NWQ Assets; and


     (iii) the distribution of the Growth Fund Shares and the Value Fund Shares to the shareholders of the Equity Fund in complete liquidation of the Equity Fund ("Reorganization").

     The proposed transaction is not expected to qualify as a tax-free reorganization. The law in this area is not entirely certain, however, and it is possible that a court might conclude that the Reorganization does so qualify. Shareholders should consult with their tax advisors as to whether they should recognize any gain or loss in connection with the proposed Reorganization. We strongly invite your participation by asking you to review these materials and complete and return your proxy card as soon as possible.

     The Board believes that shareholders of the Equity Fund will benefit from the proposed Reorganization. The proposed Reorganization will enhance the ability of shareholders of the Equity Fund to allocate their investments among different asset classes and allow them to better monitor the performance of those asset classes and sub-advisers.

     The Board strongly urges you to vote FOR approval of the proposed Reorganization Agreement.

     As a result of the Reorganization, the Equity Fund would be split into the Growth Fund and the Value Fund. If you are currently a shareholder of the Equity Fund, you would become a shareholder of both the Growth Fund and the Value Fund as a result of the Reorganization, receiving shares of the Growth Fund and the Value Fund having an aggregate net asset value equal to the aggregate net asset value of your investment in the Equity Fund. No sales charges will be imposed as a result of the Reorganization.

     Following the closing of the Reorganization, the Board intends to cause the Growth Fund and the Value Fund to contribute all of their portfolio securities to the Growth Portfolio and the Value Portfolio, respectively, in exchange for interests in the Growth Portfolio or the Value Portfolio, as applicable. This master-feeder arrangement offers the potential for higher asset levels and economies of scale for the Growth Fund and the Value Fund that could reduce the total operating expenses over time, potentially counter balancing the slightly higher expenses and diseconomies of scale that may result from splitting the Equity Fund into two separate funds.

     The Equity Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of the Growth Fund is long-term growth of capital. The investment objective of the Value Fund is long-term growth of capital and income. Although the investment objectives of the Growth Fund and the Value Fund are compatible with the current investment objective of the Equity Fund, they are not identical. The reason for the difference is that the Equity Fund attempts to minimize fluctuations in market value by managing approximately 50% of the its assets in a growth style and approximately 50% of its assets in a value style. After the Reorganization, the Equity Fund will be split into two funds, each with its own singular style - either growth or value but not both. Consequently, the portion of the Equity Fund's investment objective that focuses on minimizing excessive fluctuations in market value would not be appropriate for the Growth Fund or the Value Fund, since each of those Funds will be managed in a single style rather than in a combination of both styles. Without the moderating influence of the other investing style, it is expected that both the Growth Fund and Value Fund will experience greater volatility in per share net asset value.


     While the basic investment objective of both the Equity Fund and the Value Fund (and the Value Portfolio) is long-term growth of capital and income, the basic investment objective of the Growth Fund (and the Growth Portfolio) is simply long-term growth of capital. This difference is attributable to the fact that the growth style of investing focuses primarily on increases in the price per share of portfolio securities. The value style of investing focuses more broadly on the total return offered by a portfolio security in the form of both increases in price per share and distributions per share. While the Growth Fund (and the Growth Portfolio) may receive some income as a result of dividends and distributions paid by portfolio securities, obtaining income is not a primary goal of the Growth Fund (or the Growth Portfolio).

     Detailed information about the proposed Reorganization and the reasons for it are contained in the enclosed materials. Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. It is very important that you vote and that your voting instructions be received no later than February 24, 2004.


     NOTE: You may receive more than one proxy package if you hold shares in more than one account with the Fund. You must return separate proxy cards for separate holdings. We have provided postage-paid return envelopes for each, which require no postage if mailed in the United States.

     If you have any questions after considering the enclosed materials, please call (800) 782-8183.

                                                             Sincerely,

                                                             Walter B. Grimm
                                                             President
                                                             HSBC Investor Funds


January 28, 2004
Columbus, Ohio

                               HSBC INVESTOR FUNDS

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         To Be Held on February 27, 2004


To the Shareholders of
HSBC Investor Equity Fund,
a series of HSBC Investor Funds:


     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the HSBC Investor Equity Fund ("Equity Fund"), a series of HSBC Investor Funds ("Trust"), will be held at the offices of the Trust, at 3435 Stelzer Road, Columbus, Ohio 43219-3035 on Friday, February 27, 2004, at 10:00 a.m., Eastern time, for the following purposes:


     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Equity Fund by the HSBC Investor Growth Fund ("Growth Fund") and the HSBC Investor Value Fund ("Value Fund"), each a separate series of the Trust, and the assumption of all liabilities of the Equity Fund by the Growth Fund and the Value Fund in exchange for shares of the Growth Fund and the Value Fund and the subsequent liquidation of the Equity Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.


     The Board of Trustees has fixed the close of business on January 9, 2004, as the Record Date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.


     EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

                                              By Order of the Board of Trustees,

                                              Thomas J. Reyes
                                              Secretary

                PROXY STATEMENT/PROSPECTUS DATED JANUARY 28, 2004


                               HSBC INVESTOR FUNDS

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 (800) 782-8183


                       Special Meeting of Shareholders of
                            HSBC Investor Equity Fund
                          to be held February 27, 2004

     This combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of the HSBC Investor Equity Fund ("Equity Fund"), a series of HSBC Investor Funds ("Trust"), for a Special Meeting of Shareholders of the Equity Fund ("Meeting"). The Meeting will be held on Friday, February 27, 2004, at 10:00 a.m., Eastern time, at the offices of the Trust, at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


     At the Meeting, shareholders of the Equity Fund will be asked to consider and act upon the following proposals:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Equity Fund by the HSBC Investor Growth Fund ("Growth Fund") and the HSBC Investor Value Fund ("Value Fund"), each a separate series of the Trust, and the assumption of all liabilities of the Equity Fund by the Growth Fund and the Value Fund in exchange for shares of the Growth Fund and the Value Fund and the subsequent liquidation of the Equity Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.


     Waddell & Reed Investment Management Company ("Waddell & Reed") and NWQ Investment Management Company, LLC ("NWQ"), as sub-advisers to the Equity Fund, each currently manage a portion of the Equity Fund's assets. Waddell & Reed currently manages the growth portion of the Equity Fund and NWQ currently manages the value portion of the Equity Fund. Each sub-adviser currently manages approximately 50% of the Equity Fund's assets. HSBC Asset Management (Americas) Inc. ("HSBC" or "Adviser") serves as the investment adviser for the Equity Fund.

     Assets of the Equity Fund that are under management by Waddell & Reed are referred to in this Proxy Statement/Prospectus as the "Waddell & Reed Assets" and the assets of the Equity Fund that are under management by NWQ are referred to in this Proxy Statement/Prospectus as the "NWQ Assets." Similarly, the liabilities directly related to the Waddell & Reed Assets plus a pro rata portion (calculated on the basis of relative net assets) of the liabilities of the Equity Fund not directly related to the Waddell & Reed Assets or the NWQ Assets are referred to in this Proxy Statement/Prospectus as the "Waddell & Reed Liabilities." The liabilities directly related to the NWQ Assets plus a pro rata portion (calculated on the basis of relative net assets) of the liabilities of the Equity Fund not directly related to the Waddell & Reed Assets or the NWQ Assets are referred to in this Proxy Statement/Prospectus as the "NWQ Liabilities."

     This Proxy Statement/Prospectus is soliciting shareholders of the Equity Fund to approve an Agreement and Plan of Reorganization ("Reorganization Agreement"). The Reorganization Agreement contemplates (i) the transfer of all of the Waddell & Reed Assets to the Growth Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest of the Growth Fund ("Growth Fund Shares") and the assumption by the Growth Fund of all of the Waddell & Reed Liabilities; (ii) the transfer of all of the NWQ Assets to the Value Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest of the Value Fund ("Value Fund Shares") and the assumption by the Value Fund of all of the NWQ Liabilities; and (iii) the distribution of the Growth Fund Shares and the Value Fund Shares to the shareholders of the Equity Fund in complete liquidation of the Equity Fund ("Reorganization").


     Under the proposed Reorganization Agreement, each shareholder of the Equity Fund would be entitled to receive shares of the Growth Fund and the Value Fund having an aggregate value equal to the aggregate value of the shares of the Equity Fund held by that shareholder as of the close of business on the business day of the closing of the Reorganization. Shareholders of the Equity Fund are being asked to approve the Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the Equity Fund are being asked to approve a transaction that will result in their holding shares of both the Growth Fund and the Value Fund, this Proxy Statement also serves as a Prospectus for both the Growth Fund and the Value Fund.

     The Growth Fund and the Value Fund will each be "feeder funds" that seek to achieve their investment objective by investing all or substantially all of their assets in a "master fund" organized as a series of HSBC Investor Portfolios having the same investment objective, policies and restrictions as the "feeder fund." The Growth Fund will invest all or substantially all of its assets in the HSBC Investor Growth Portfolio ("Growth Portfolio") and the Value Fund will invest all or substantially all of its assets in the HSBC Investor Value Portfolio ("Value Portfolio").


     The Adviser will serve as investment adviser to both the Growth Portfolio and the Value Portfolio. Following the Reorganization, Waddell & Reed will be the sole sub-adviser to the Growth Portfolio and will manage the Growth Portfolio in a large-cap growth style. NWQ will be the sole sub-adviser to the Value Portfolio and will manage the Value Portfolio in a large-cap value style. Currently, the Equity Fund is considered to be a large-cap blend fund by virtue of the fact that it combines both growth and value strategies. The Adviser, Waddell & Reed and NWQ are described in more detail under "Information About Management of the Equity Fund, the Growth Fund and the Value Fund." Following the Reorganization, the Growth Fund and the Value Fund will not have either an investment adviser or a sub-adviser.


     If the Reorganization Agreement is approved by shareholders of the Equity Fund, holders of Class A shares of the Equity Fund will receive Class A shares of the Growth Fund and Class A shares of the Value Fund, and no sales charge will be imposed on the Class A shares of the Growth Fund or the Class A shares of the Value Fund received by Equity Fund shareholders. Holders of Class B, Class C and Class Y shares of the Equity Fund will receive shares of the corresponding class of the Growth Fund and shares of the corresponding class of the Value Fund. After the Reorganization, any contingent deferred sales charge ("CDSC") that applied to a shareholder's Class B or Class C shares of the Equity Fund at the time of Reorganization will continue to apply for the holding period applicable at the time of the Reorganization. In calculating any applicable CDSC, the period during which a shareholder held the Class B or Class C shares of the Equity Fund will be included in the holding period.

     The Reorganization is not expected to qualify as a tax-free reorganization. The law in this area is not entirely certain, however, and it is possible that a court might conclude that the Reorganization does so qualify. See "Information About the Reorganization -- Federal Income Tax Consequences."

Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

     The Equity Fund's investment objective is to provide long-term growth of capital and income without excessive fluctuations in market value. The Equity Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities of seasoned medium and large-sized companies that are expected to show above average price appreciation. To achieve its investment objective, the Equity Fund pursues two styles of investing. The "growth style" of investing focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. The "value style" of investing focuses on investing in the equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment.

     The Growth Fund and the Value Fund are also diversified series of the Trust. The investment objective of the Growth Fund is long-term growth of capital. The investment objective of the Value Fund is long-term growth of capital and income. The Growth Fund and the Value Fund each seek to achieve their investment objective by investing their assets in the Growth Portfolio and Value Portfolio, respectively. The Growth Portfolio has investment objectives, policies and restrictions that are identical to those of the Growth Fund and the Value Portfolio has investment objectives, policies and restrictions that are identical to those of the Value Fund.


     Under normal market conditions, the Growth Portfolio will primarily invest in U.S. and foreign equity securities of high quality companies with market capitalization generally in excess of $2 billion, which Waddell & Reed believes have the potential to generate superior levels of long-term profitability and growth. Waddell & Reed select superior growth companies which create superior wealth over time and have sustainable competitive advantages. Waddell & Reed's selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, Waddell & Reed concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed Waddell & Reed conducts its internal research. Waddell & Reed searches to identify those companies that it believes possess a sustainable competitive advantage. Waddell & Reed seek to outperform the Russell Large Cap Growth Index.

     Under normal market conditions, the Value Portfolio will primarily invest in U.S. and foreign equity securities of companies with large and medium capitalizations that are selected on an opportunistic basis. NWQ seeks to identify undervalued companies where a catalyst exists- such as new management, industry consolidation, company restructuring or a change in the company's fundamentals- to recognize value or improve a company's profitability. The investment process seeks to add value through active management and through research aimed at selecting companies that reflect hidden opportunities under priced by the market. NWQ's value driven investment strategy is based on bottom up fundamental research, which focuses on fundamental valuation, qualitative analysis and downside protection. The Value Portfolio may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American Depository Receipts.


     Although the investment objectives of the Growth Fund and the Value Fund (and the Growth Portfolio and Value Portfolio) are compatible with the current investment objective of the Equity Fund, they are not identical. The reason for the differences is that the Equity Fund attempts to minimize fluctuations in market value by managing approximately 50% of the its assets in a growth style and approximately 50% of its assets in a value style. After the Reorganization, the Equity Fund will be split into two funds, each with its own singular style - either growth or value but not both. Consequently, the portion of the Equity Fund's investment objective that focuses on minimizing excessive fluctuations in market value would not be appropriate for the Growth Fund or the Value Fund since each of those Funds will be managed in a single style rather than in a combination of both styles.

     While the basic investment objective of both the Equity Fund and the Value Fund (and the Value Portfolio) is long-term growth of capital and income, the basic investment objective of the Growth Fund (and the Growth Portfolio) is simply long-term growth of capital. This difference is attributable to the fact that the growth style of investing focuses primarily on increases in the price per share of portfolio securities. The value style of investing focuses more broadly on the total return offered by a portfolio security in the form of both increases in price per share and distributions per share. While the Growth Fund (and the Growth Portfolio) may receive some income as a result of dividends and distributions paid by portfolio securities, obtaining income is not a primary goal of the Growth Fund (or the Growth Portfolio). For more information, see "Comparison of Investment Objectives and Policies" in this Proxy Statement/Prospectus.


     This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Growth Fund and the Value Fund that a prospective investor should know before investing. A Statement of Additional Information dated March 1, 2004 relating to this Proxy Statement/Prospectus and the Reorganization is incorporated by reference into this Proxy Statement/Prospectus. If you would like to receive a copy of the Statement of Additional Information relating to this Proxy Statement/Prospectus and the Reorganization, and any subsequent shareholder reports, call (800) 782-8183, or write the Funds at 3435 Stelzer Road, Columbus, Ohio 43219-3035 and you will be mailed any materials requested free of charge.

     The following documents have been filed with the Securities and Exchange Commission ("SEC"): (i) the Prospectus for the Equity Fund (Class A, Class B and Class C shares) dated February 28, 2003, as supplemented on June 26, 2003; (ii) the Prospectus for the Equity Fund (Class Y shares) dated February 28, 2003, as supplemented on June 26, 2003; (iii) the Prospectus for the Growth Fund and Value Fund (Class A, Class B, Class C and Class Y shares) dated March 1, 2004;
(iv) the Statement of Additional Information for the Equity Fund dated February 28, 2003; (v) the Statement of Additional Information for the Growth Fund dated March 1, 2004; (vi) the Statement of Additional Information for the Value Fund dated March 1, 2004; (vii) the registration statement for the Growth Portfolio and the Value Portfolio dated March 1, 2004 (to be filed on March 1, 2004);
(viii) the Annual Report for the Equity Fund (Class A, Class B, Class C and Class Y shares) dated October 31, 2002; (ix) the Semi-Annual Report for the Equity Fund (Class A, Class B, Class C and Class Y shares) dated April 30, 2003; and (x) the Annual Report for the Equity Fund (Class A, Class B, Class C, and Class Y shares) dated October 31, 2003. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by writing or calling to the Equity Fund, the Growth Fund or the Value Fund at the telephone number or address listed for the Funds on the cover page of this Proxy Statement/Prospectus.


     Accompanying this Proxy Statement/Prospectus as Exhibit A is a copy of the Agreement and Plan of Reorganization pertaining to the transaction.

     MUTUAL FUND SHARES ARE NOT BANK DEPOSITS OF HSBC BANK USA AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                 Page
                                                                 ----
COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATION .. 2

SUMMARY ......................................................... 5

REASONS FOR THE REORGANIZATION ..................................14

INFORMATION ABOUT THE REORGANIZATION ............................16

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES ................19

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND FINANCIAL
   HIGHLIGHTS ...................................................27

HOW TO PURCHASE, SELL AND EXCHANGE SHARES ....................... 3

DISTRIBUTION ARRANGEMENTS/SALES CHARGES ......................... 8

DIVIDENDS, DISTRIBUTIONS AND TAXES ..............................13

INFORMATION ABOUT MANAGEMENT OF THE EQUITY FUND, THE
   GROWTH FUND AND THE VALUE FUND ...............................14

ADDITIONAL INFORMATION ABOUT THE EQUITY FUND, THE GROWTH FUND
   AND THE VALUE FUND ...........................................16

OTHER BUSINESS ..................................................16

VOTING INFORMATION ..............................................17

LEGAL MATTERS ...................................................18

EXHIBIT A .......................................................A-1

HSBC INVESTOR FUNDS ............................................. 3

PART C .......................................................... 3

OTHER INFORMATION ............................................... 3

SIGNATURES ...................................................... 7

INDEX OF EXHIBITS ............................................... 9

                          COMMON QUESTIONS AND ANSWERS
                        ABOUT THE PROPOSED REORGANIZATION

Q.   How will the Reorganization affect me?

A. The assets of the Equity Fund will be split into two separate funds - a growth fund and a value fund. Equity Fund shareholders will become shareholders of both the Growth Fund and the Value Fund. Following the Reorganization, each of the Equity Fund's shareholders will receive shares of both the Growth Fund and the Value Fund that, when taken together, are equal in value to the shares of the Equity Fund that the shareholder held imme diately prior to the closing of the Reorganization. (Shareholders of Class A shares, Class B shares, Class C shares and Class Y shares of the Equity Fund will receive Class A shares, Class B shares, Class C shares and Class Y shares, respectively, of both the Growth Fund and the Value Fund.)

     Shareholders of the Equity Fund will all be shareholders in both the Growth Fund and the Value Fund following the closing of the Reorganization.

     Following the closing of the Reorganization, the Board intends to cause the Growth Fund and the Value Fund to contribute all of their portfolio securities to the Growth Portfolio and the Value Portfolio, respectively, in exchange for shares of the Growth Portfolio or the Value Portfolio, as applicable. The Growth Portfolio and the Value Portfolio are each series of HSBC Investor Portfolios. The Growth Fund and the Value Fund will operate as "feeder funds" in a "master/feeder" fund structure. Similarly, the Growth Portfolio and the Value Portfolio will operate as "master" funds in the "master/feeder" fund structure. As feeder funds, the Growth Fund and the Value Fund will invest all of their assets in master funds that have identical investment objectives, policies and restrictions.

Q.   Why is the Reorganization being recommended?

A. The Reorganization will enhance the ability of shareholders of the Equity Fund to allocate their investments among different asset classes and investment styles, and allow shareholders to better monitor the performance of individual asset classes, investment styles and sub-advisers.

     Currently, the Equity Fund combines both a growth and value style of investing in one fund. While this combination lessens volatility of the Equity Fund's shares, it also makes it more difficult for investors to vary allocations among asset classes and investment styles based upon their risk tolerances, investment preferences and differing market conditions because the allocations are established by the Adviser and apply to all shareholders equally. Similarly, the combination of two sub-advisers within one fund makes it more difficult for shareholders to monitor the performance of the different investment styles and the sub-adviser implementing each investment style. By separating the two styles into distinct funds, the shareholders will have greater flexibility in allocating different amounts to each of the funds, and can more clearly monitor the performance of the asset classes, investment styles and sub-advisers.

Q. How do the fees paid by the Growth Fund and the Value Fund compare to those payable by the Equity Fund?

A. The per share operating expenses of the Growth Fund and the Value Fund are slightly higher than those of the Equity Fund because of certain fixed costs and diseconomies of scale that make operating two smaller funds more costly than operating a single larger fund. The master-feeder structure has been selected for the Growth Fund and Value Fund in order to mitigate this effect by facilitating asset growth at the Growth Portfolio and Value Portfolio level. Pro forma fee, expense and financial information is included for your reference in this Proxy Statement/Prospectus.

Q. Will I have to pay any sales load, commission or other transactional fee in connection with the Reorganization?

A. No. The full value of each share of the Equity Fund will be exchanged for shares of the corresponding class of the Growth Fund and the Value Fund without any sales load, commission or other transactional fee being imposed. The Adviser will bear all of the expenses of each of the Funds in connection with the Reorganization, except for brokerage fees and brokerage expenses associated with the Reorganization, which are expected to be minimal.

Q.   Who will manage the assets of the Growth Fund and the Value Fund?


A. HSBC Asset Management (Americas) Inc. ("Adviser") currently serves as the investment adviser to the Equity Fund and will serve as the investment adviser to the Growth Portfolio and the Value Portfolio following the Reorganization. The Adviser has engaged two sub-advisers to jointly manage the assets of the Equity Fund - Waddell & Reed Investment Management Company ("Waddell & Reed") and NWQ Investment Management Company, LLC ("NWQ").

     Following the Reorganization, Waddell & Reed will be the sole sub-adviser to the Growth Portfolio and NWQ will be the sole sub-adviser to the Value Portfolio. The Adviser, Waddell and Reed and NWQ are described in more detail under "Information About Management of the Equity Fund, the Growth Fund and the Value Fund." Following the Reorganization, the Growth Fund will contribute all of its assets to the Growth Portfolio in exchange for shares of the Growth Portfolio. Thus, Waddell & Reed will manage the assets of the Growth Fund following the Reorganization, albeit indirectly. Similarly, the Value Fund will contribute all of its assets to the Value Portfolio following the Reorganization and, as a result, NWQ will indirectly manage the assets of the Value Fund following the Reorganization.


Q. Will other service providers who provide services to the Equity Fund provide similar services to the Growth Fund and the Value Fund?

A. The Growth Fund and the Value Fund have the same administrator, distributor and sponsor (BISYS Funds Services) as the Equity Fund.

Q. Will I continue to be able to exchange my shares for shares of other HSBC Investor Funds?

A. Yes. Holders of Class A, Class B, Class C and Class Y shares of the Growth Fund and the Value Fund after the Reorganization will be able to exchange their shares for shares of the same class of other funds in the HSBC Investor family of funds, subject to certain restrictions described in the prospectus of each fund. Before requesting any such exchange, shareholders should carefully review the applicable prospectus for the other fund to ensure that the fund meets their investment objectives and needs.


Q.   What will be the tax consequences of the Reorganization?

A. The Reorganization is not expected to qualify as a tax-free reorganization. The law in this area is not entirely certain, however, and it is possible that a court might conclude that the Reorganization does so qualify. Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

                                     SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization ("Reorganization Agreement"), a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A.

Proposed Reorganization


     At meetings of the Board on August 14, 2003, and December 15, 2003, the Board approved the Reorganization Agreement. Subject to the approval of the shareholders of the Equity Fund, the Reorganization Agreement provides for:

          (i) the transfer of all of the Waddell & Reed Assets to the Growth Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest of the Growth Fund ("Growth Fund Shares") and the assumption by the Growth Fund of all of the Waddell & Reed Liabilities;

          (ii) the transfer of all of the NWQ Assets to the Value Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest of the Value Fund ("Value Fund Shares") and the assumption by the Value Fund of all of the NWQ Liabilities;

          (iii) the distribution to each of the shareholders of the Equity Fund of Growth Fund Shares and Value Fund Shares, which, when taken together, will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Equity Fund held by that shareholder; and

          (iv) the complete liquidation of the Equity Fund.

     If the Reorganization Agreement is approved by shareholders of the Equity Fund, we expect the Reorganization to be effective upon the close of business on March 12, 2004 or on a later date as agreed to by the parties ("Closing Date"). As a result of the Reorganization, each shareholder of the Equity Fund will become the owner of the number of full and fractional shares of the Growth Fund and the Value Fund having a combined aggregate net asset value equal to the aggregate net asset value of the shareholder's Equity Fund shares as of the close of business on the Closing Date. Shareholders of Class A shares, Class B shares, Class C shares and Class Y shares of the Equity Fund will receive Class A shares, Class B shares, Class C shares and Class Y shares, respectively, of both the Growth Fund and the Value Fund. See "Information About the Reorganization" below.

     For the reasons set forth below under "Reasons for the Reorganization," the Board, including all of the Trustees who are not "interested persons", as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")), of the Trust ("Independent Trustees"), has concluded that the Reorganization would be in the best interests of the shareholders of the Equity Fund, the Growth Fund and the Value Fund and that the interests of each Fund's existing shareholders, if any, would not be diluted as a result of the Reorganization. Therefore, the Board has submitted the Reorganization Agreement for the approval of the shareholders of the Equity Fund. The Board recommends that you vote "FOR" the proposed Reorganization Agreement effecting the Reorganization.


     Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Equity Fund, with all classes of the Equity Fund voting together and not by class. See "Voting Information."

Investment Objectives, Policies and Restrictions

     The Equity Fund's investment objective is to provide long-term growth of capital and income without excessive fluctuations in market value. The Equity Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities of seasoned medium and large-sized companies that are expected to show above average price appreciation. To achieve its investment objective, the Equity Fund will pursue two styles of investing. The "growth style" of investing focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. The "value style" of investing focuses on investing in equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment.

     The investment objective of the Growth Fund is long-term growth of capital. The investment objective of the Value Fund is long-term growth of capital and income. The Growth Fund and Value Fund each seek to achieve their investment objective by investing their assets in the Growth Portfolio and Value Portfolio, respectively.


     Under normal market conditions, the Growth Portfolio will primarily invest in U.S. and foreign equity securities of high quality companies with market capitalization generally in excess of $2 billion, which Waddell & Reed believes have the potential to generate superior levels of long-term profitability and growth. Waddell & Reed select superior growth companies which create superior wealth over time and have sustainable competitive advantages. Waddell & Reed's selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, Waddell & Reed concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed Waddell & Reed conducts its internal research. Waddell & Reed searches to identify those companies that it believes possess a sustainable competitive advantage. Waddell & Reed seek to outperform the Russell Large Cap Growth Index.

     Under normal market conditions, the Value Portfolio will primarily invest in U.S. and foreign equity securities of companies with large and medium capitalizations that are selected on an opportunistic basis. NWQ seeks to identify undervalued companies where a catalyst exists- such as new management, industry consolidation, company restructuring or a change in the company's fundamentals- to recognize value or improve a company's profitability. The investment process seeks to add value through active management and through research aimed at selecting companies that reflect hidden opportunities under priced by the market. NWQ's value driven investment strategy is based on bottom up fundamental research, which focuses on fundamental valuation, qualitative analysis and downside protection. The Value Portfolio may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American Depository Receipts.


     Although the investment objectives of the Growth Fund and the Value Fund (and the Growth Portfolio and Value Portfolio) are compatible with the current investment objective of the Equity Fund, they are not identical. The reason for the differences is that the Equity Fund attempts to minimize fluctuations in market value by managing approximately 50% of the its assets in a growth style and approximately 50% of its assets in a value style. After the Reorganization, the Equity Fund will be split into two funds, each with its own singular style - either growth or value but not both. Consequently, the portion of the Equity Fund's investment objective that focuses on minimizing excessive fluctuations in market value would not be appropriate for the Growth Fund or the Value Fund since each of those Funds will be managed in a single style rather than in a combination of both styles. Without the moderating influence of the other investing style, it is expected that both the Growth Fund and Value Fund will experience greater volatility in per share net asset value.

     While the basic investment objective of both the Equity Fund and the Value Fund (and the Value Portfolio) is long-term growth of capital and income, the basic investment objective of the Growth Fund (and the Growth Portfolio) is simply long-term growth of capital. This difference is attributable to the fact that the growth style of investing focuses primarily on increases in the price per share of portfolio securities. The value style of investing focuses more broadly on the total return offered by a portfolio security in the form of both increases in price per share and distributions per share. While the Growth Fund (and the Growth Portfolio) may receive some income as a result of dividends and distributions paid by portfolio securities, obtaining income is not a primary goal of the Growth Fund (or the Growth Portfolio). See "Comparison of Investment Objectives and Policies" in this Proxy Statement/Prospectus.

Principal Investment Risks

     The following are the principal investment risks of the Equity Fund, the Growth Fund, the Growth Portfolio and the Value Fund and the Value Portfolio:

     Market Risk: The performance per share of each Fund and each Portfolio will change daily based on many factors, including national and international economic conditions and general market conditions. You could lose money on your investment in a Fund and the Fund could underperform other investments.


     Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Funds and the Portfolios will fluctuate as the market price of their investments increases or decreases.


     Medium and Large Capitalization Risk: The Funds and the Portfolios may invest in medium and large capitalization companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings disappointments or other financial developments. Medium capitalization companies may involve greater risks than investment in large capitalization companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     Foreign Investment Risk: Investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

     Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer's products and services.


     Interest Rate Risk: The risk that changes in interest rates will affect the value of each Portfolio's investments. In particular, investments in fixed income securities, if any, generally will change in value inversely with changes in interest rates.


     The following is an additional principal investment risk of the Equity Fund, the Growth Fund and the Growth Portfolio:

     Growth Stock Risk: The return on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock market. Growth stocks may be particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

     The following is an additional principal investment risk of the Equity Fund, the Value Fund and the Value Portfolio:

     Value Stock Risk: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock markets.

Performance of the Equity Fund

     Since the Growth Fund and the Value Fund will have issued no shares and conducted no business prior to the Reorganization, neither Fund has a performance history of its own.


     The bar chart and table below give some indication of the risk of an investment in the Equity Fund. The bar chart shows the Equity Fund's performance for each full calendar year since its inception. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown. Past performance is not an indication of future performance. Prior to January 30, 2004, Alliance Capital Management L.P. ("Alliance") and Institutional Capital Corporation ("ICAP") were the sub-advisers for the Equity Fund. Therefore, the performance figures below reflect the performance of Alliance and ICAP as sub-advisers for the Equity Fund.


     The annual returns in the bar charts and the best and worst quarter returns are those of the Equity Fund's Class A shares. Please see "Summary Comparison of Fees and Expenses" below for information about the difference between the share classes. Performance for Class B, Class C and Class Y shares, net of any sales charges (loads) and shareholder servicing fee/12b-1 fees, would have been similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.

Equity Fund
Year-by-Year Total Returns
as of 12/31 for Class A Shares

1996         15.49
1997         28.37
1998         29.20
1999          9.79
2000        (12.60)
2001        (11.43)
2002        (28.89)

Best quarter (% and time period)
23.30% (4th Quarter 1998)

Worst quarter (% and time period)
(17.26)% (3rd Quarter 2002)

     The table below compares the Equity Fund's performance over time to that of the Russell 1000 Index, an unmanaged index of the 1,000 largest U.S. companies (representing approximately 92% of the total market capitalization) in the Russell 3000 Index (representing approximately 98% of the U.S. equity market by capitalization), and the Lipper Large Cap Core Index, an index composed of mutual funds that have an investment objective similar to that of the Equity Fund. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges.

     The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and to not reflect the impact of state and local taxes.

     Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns
(for periods ended December 31, 2002)

                                                                                                   Since
                                                            Inception Date    1 Year    5 Years   Inception
                                                           ----------------   ------    -------   ---------
Class A Return Before Taxes                                August 1, 1995     (32.44)%  (5.80)%     2.70%

Class A Return After Taxes on Distributions                August 1, 1995     (32.53)%  (6.34)%     1.83%

Class A Return After Taxes on Distributions and Sale of
Fund Shares                                                August 1, 1995     (19.91)%  (4.32)%     2.17%

Class B (with applicable CDSC) Return Before Taxes         January 6, 1998    (32.25)%    N/A      (5.53)%

Class C (with applicable CDSC) Return Before Taxes         November 4, 1998   (30.06)%    N/A      (9.50)%

Class Y Shares Return Before Taxes                         July 1, 1996       (28.64)%  (4.57)%     1.75%

Russell 1000 Index (reflects no deduction for fees,
expenses or taxes)                                                            (21.65)%  (0.58)%     7.84%*

Lipper Large Cap Core Index (reflects no deduction for
fees, expenses or taxes)                                                      (21.23)%  (0.74)%     6.79%*

----------
*    Since August 1, 1995.

Summary Comparison of Fees and Expenses

     The following tables compare the fees and expenses of each class of the Equity Fund to the estimated pro forma fees and expenses of each class of the Growth Fund and the Value Fund, giving effect to the proposed Reorganization. We have estimated these pro forma numbers in good faith, based on information contained in the Semi-Annual Report for the Equity Fund for the six months ended April 30, 2003 for each class of shares, with certain adjustments.

     Since the figures shown for the Equity Fund are as of April 30, 2003, certain adjustments have been made in calculating pro forma in order to reflect:

          (i) the impact of a substantial in-kind redemption made July 18, 2003, causing the Equity Fund to be less than half the size it was on April 30, 2003;

          (ii) the impact on the pro forma fees and expenses of the Growth Fund and the Value Fund of the additional fixed costs and diseconomies of scale that may occur as a result of the Equity Fund being split in the Reorganization; and

          (iii) the impact on the pro forma fees and expenses of the Growth Fund and the Value Fund of the contemplated master-feeder structure.

     The fee and expense information shown on the table below is organized as follows:

          (iv) Column 1 reflects the actual fees and expenses of each class of the Equity Fund calculated as of April 30, 2003, adjusted to reflect the effects of item (i) above, as if it had been in effect since October 31, 2002.

          (v) Column 2 reflects the pro forma fees and expenses of the Growth Fund as if the Reorganization had occurred on April 30, 2003. These pro forma fees and expenses have been adjusted to reflect the effects of items
     (i), (ii) and (iii), above, as if they had been in effect since April 30, 2003.

          (vi) Column 3 reflects the pro forma fees and expenses of the Value Fund as if the Reorganization had occurred on April 30, 2003. These pro forma fees and expenses have also been adjusted to reflect the effects of items (i), (ii) and (iii), above, as if they had been in effect since April 30, 2003.

     Additional information regarding the performance of the Equity Fund is contained in "Management's Discussion of Equity Fund Performance and Financial Highlights" in this Proxy Statement/Prospectus.

     With respect to the Growth Fund and the Value Fund, this table includes a pro rata portion of the fees and expenses applicable to the Growth Portfolio and the Value Portfolio, respectively.

Class A Shares                                                       Equity Fund(a)   Growth Fund   Value Fund
                                                                     --------------   -----------   ----------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)............................        5.00%          5.00%         5.00%
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption proceeds).......................        None           None          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends               None           None          None
Redemption Fee....................................................        None           None          None
Exchange Fee......................................................        None           None          None

Annual Fund Operating Expenses (expenses that are deducted
   from Fund assets) (as a percentage of average net assets)
   Management Fee.................................................        0.50%          0.50%         0.50%
   Distribution and/or Service (12b-1) Fees.......................        0.00%(b)       0.00%(b)      0.00%(b)
      Shareholder Servicing Fees..................................        0.25%          0.25%         0.25%
      Other Operating Expenses....................................        0.46%          0.55%         0.55%
   Total Other Expenses...........................................        0.71%          0.80%         0.80%
Total Annual Fund Operating Expenses..............................        1.21%          1.30%         1.30%

Class B Shares                                                       Equity Fund(a)   Growth Fund   Value Fund
                                                                     --------------   -----------   ----------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)............................        None           None          None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption proceeds).......................        4.00%          4.00%         4.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends               None           None          None
Redemption Fee....................................................        None           None          None
Exchange Fee......................................................        None           None          None

Annual Fund Operating Expenses (expenses that are deducted
   from Fund assets) (as a percentage of average net assets)
   Management Fee.................................................        0.50%          0.50%         0.50%
   Distribution and/or Service (12b-1) Fees.......................        0.75%          0.75%         0.75%
      Shareholder Servicing Fees..................................        0.25%          0.25%         0.25%
      Other Operating Expenses....................................        0.46%          0.55%         0.55%
   Total Other Expenses...........................................        0.71%          0.80%         0.80%
Total Annual Fund Operating Expenses..............................        1.96%          2.05%         2.05%

Class C Shares                                                       Equity Fund(a)   Growth Fund   Value Fund
                                                                     --------------   -----------   ----------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)............................        None           None          None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption proceeds).......................        1.00%          1.00%         1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends               None           None          None
Redemption Fee....................................................        None           None          None
Exchange Fee......................................................        None           None          None

Annual Fund Operating Expenses (expenses that are deducted
   from Fund assets) (as a percentage of average net assets)
   Management Fee.................................................        0.50%          0.50%         0.50%
   Distribution and/or Service (12b-1) Fees.......................        0.75%          0.75%         0.75%
      Shareholder Servicing Fees..................................        0.25%          0.25%         0.25%
      Other Operating Expenses....................................        0.46%          0.55%         0.55%
   Total Other Expenses...........................................        0.71%          0.80%         0.80%
Total Annual Fund Operating Expenses..............................        1.96%          2.05%         2.05%

Class Y Shares                                                       Equity Fund(a)   Growth Fund   Value Fund
                                                                    --------------   -----------   ----------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)............................        None           None          None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption proceeds).......................        None           None          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ......        None           None          None
Redemption Fee....................................................        None           None          None
Exchange Fee......................................................        None           None          None

Annual Fund Operating Expenses (expenses that are deducted
   from Fund assets) (as a percentage of average net assets)
   Management Fee.................................................        0.50%          0.50%         0.50%
   Distribution and/or Service (12b-1) Fees.......................        None           None          None
      Shareholder Servicing Fees..................................        None           None          None
      Other Operating Expenses....................................        0.46%          0.55%         0.55%
   Total Other Expenses...........................................        0.46%          0.55%         0.55%
Total Annual Fund Operating Expenses..............................        0.96%          1.05%         1.05%

----------

(a)Actual unadjusted operating expenses for the Equity Fund for the six months ended April 30, 2003 were:


   Equity Fund                                       Class A   Class B   Class C   Class Y
   Management Fee ................................   0.46%      0.46%     0.46%     0.46%
   Distribution and/or Service (12b-1) Fees ......   0.00%(b)   0.75%     0.75%      None
      Shareholder Servicing Fees .................   0.25%      0.25%     0.25%      None
      Other Operating Expenses ...................   0.24%      0.24%     0.24%     0.24%
   Total Other Expenses ..........................   0.49%      0.49%     0.49%     0.24%
   Total Annual Fund Operating Expenses ..........   0.95%      1.70%     1.70%     0.70%

(b)There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments up to 0.25% of each Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made with respect to the Class A Shares.

Example

     This Example is intended to help you compare the cost of investing in the combined Equity Fund and the separate Growth Fund and Value Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares


              1 year   3 years   5 years   10 years
              ------   -------   -------   --------
Equity Fund    $617      $865      $1,132   $1,893
Growth Fund    $626      $891      $1,177   $1,989
Value Fund     $626      $891      $1,177   $1,989


Class B Shares Assuming You Sold Your Shares at the End of the Period

              1 year   3 years   5 years   10 years*
              ------   -------   -------   ---------
Equity Fund    $599      $815     $1,057    $1,913
Growth Fund    $608      $843     $1,103    $2,010
Value Fund     $608      $843     $1,103    $2,010

* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

Class B Shares Assuming You Stayed in the Fund

              1 year   3 years   5 years   10 years*
              ------   -------   -------   ---------
Equity Fund    $199      $615     $1,057    $1,913
Growth Fund    $208      $643     $1,103    $2,010
Value Fund     $208      $643     $1,103    $2,010

* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

Class C Shares Assuming You Sold Your Shares at the End of the Period

              1 year   3 years   5 years   10 years
              ------   -------   -------   --------
Equity Fund    $299      $615     $1,057    $2,285
Growth Fund    $308      $643     $1,103    $2,379
Value Fund     $308      $643     $1,103    $2,379

Class C Shares Assuming You Stayed in the Fund

                 1 year   3 years   5 years   10 years
                 ------   -------   -------   --------
Equity Fund       $199      $615     $1,057    $2,285
Growth Fund       $208      $643     $1,103    $2,379
Value Fund        $208      $643     $1,103    $2,379

Class Y Shares

                 1 year   3 years   5 years   10 years
                 ------   -------   -------   --------
Equity Fund       $ 98      $306     $531      $1,178
Growth Fund       $107      $334     $579      $1,283
Value Fund        $107      $334     $579      $1,283

Purchase and Redemption Procedures

     Purchases and redemptions of shares are subject to certain minimum investment requirements, charges, and waivers of charges applicable to the various classes of each of the Funds. For more details on how to purchase or redeem shares of the Funds, see "How to Purchase, Sell and Exchange Shares."

Exchange Privileges


     You may exchange shares of each class of each Fund for shares of the same class in other HSBC Investor Funds to the extent the class exists and shares are offered for sale in the shareholder's state of residence and subject to any applicable sales charge. Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate in effect before the exchange. Any exchange will be a taxable event for which you may have to recognize a gain or loss under Federal income tax law. We reserve the right to amend or terminate the exchange privilege at any time. See "How to Purchase, Sell and Exchange Shares -- Exchanging Shares," below.


Dividends and Distributions

     Each of the Funds declares and pays dividends from net investment income, if any, quarterly and distributes net realized capital gains, if any, at least annually. As described in more detail in "How to Purchase, Sell and Exchange Shares -- Distributions," below, dividends are generally subject to Federal income tax. For each of the Funds, all dividends and distributions are reinvested automatically in additional shares of the respective Fund at net asset value, without a sales charge, unless the shareholder elects to be paid in cash. Following the Reorganization, Equity Fund shareholders that have elected to receive distributions in cash will continue to receive distributions in such manner from the Growth Fund and the Value Fund. See "How to Purchase, Sell and Exchange Shares -- Distributions" in the Proxy Statement/Prospectus for more information.

Tax Consequences

     The Reorganization is not expected to qualify as a tax-free reorganization. The law in this area is not entirely certain, however, and it is possible that a court might conclude that the Reorganization does so qualify. Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances. See "Information about the Reorganization -- Federal Income Tax Consequences."

Shareholder Voting Rights

     None of the Funds, each of which is a series of the same Massachusetts business trust, holds annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders. Each Fund will hold a shareholder meeting upon the written request of shareholders holding at least 10% of that Fund's outstanding shares.

Risk Factors

     Because the Equity Fund, the Growth Fund and the Value Fund invest in similar types of securities, investment in these Funds involves similar investment risks. These risks include those that are generally associated with investing in equity securities. See "Comparison of Investment Objectives and Policies" herein.

                         REASONS FOR THE REORGANIZATION

     Currently, the Equity Fund combines both a growth and value style of investing in one fund. While this combination lessens volatility of the Equity Fund's shares, it also makes it more difficult for investors to vary allocations among asset classes and investment styles based upon their risk tolerances, investment preferences and differing market conditions because the allocations are established by the Adviser and apply to all shareholders equally. Similarly, the combination of two sub-advisers within one fund makes it more difficult for shareholders to monitor the performance of the different investment styles and the sub-adviser implementing each investment style. By separating the two styles into distinct funds, the shareholders will have greater flexibility in allocating different amounts to each of the funds, and can more clearly monitor the performance of the asset classes, investment styles and sub-advisers. When considering the proposed Reorganization, the Board of Trustees considered each of these performance and asset allocation issues.

     The Board also considered whether it could appropriately determine that (i) the participation in the proposed Reorganization would be in the best interests of the Equity Fund, the Growth Fund and the Value Fund, and (ii) the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization. In deciding whether it could make those determinations, the Board looked at (i) whether the fees or expenses related to the Reorganization would be borne directly or indirectly by each of the Funds; (ii) any effect of the proposed Reorganization on annual fund operating expenses and shareholder fees and services; (iii) any change in the Funds' investment objectives, restrictions, and policies that would result from the Reorganization; and (iv) any direct or indirect Federal income tax consequences of the Reorganization to existing shareholders of the Equity Fund.

     After reviewing the terms of the proposed Reorganization, the Board found that the interests of existing shareholders of the Equity Fund would not be diluted because each shareholder of the Equity Fund would be entitled to receive shares of the Growth Fund and Value Fund having an aggregate value equal to the aggregate value of the share of the Equity Fund held by that shareholder, as of the close of business on the business day on which the Reorganization is completed. Similarly, the Board concluded that the interests of the shareholders of the Growth Fund and the Value Fund would not be diluted because the Growth Fund and Value Fund will have no outstanding shares to be diluted immediately prior to the Reorganization.


     Concerning fees or expenses related to the Reorganization to be borne by each Fund, the Board concluded that this was not relevant since the Adviser will bear all the expenses related to the Reorganization, except for brokerage fees and expenses associated with the Reorganization, which are expected to be minimal.


     The Board also considered the fact that the potential for slightly higher operating expenses of the smaller Growth Fund and Value Fund can be mitigated by the intended master-feeder structure, since asset growth may be facilitated at the master level by the addition of more feeder funds. To the extent that each master fund has, or will have, additional feeder funds, operating expenses at the master level would be decreased and the combined operating expenses of the Growth Fund and Value Fund might become more similar to those of the Equity Fund. In this regard, the Adviser has informed the Board that it will be recommending to the boards of certain offshore funds also advised by the Adviser with substantially similar investment objectives and policies that those offshore funds be converted into feeders in either the Growth Portfolio or the Value Portfolio, as appropriate. If such a conversion occurs, operating expenses at the master level would decrease, which would in turn lower the operating expenses with respect to the Growth Fund or the Value Fund, as applicable.

     The Board also concluded that the changes to the investment objectives, restrictions and policies arising from splitting the Equity Fund into the Growth Fund and Value Fund would be minimal because, although not identical, the goals of the Growth Fund and Value Fund are compatible with the current goal of the Equity Fund. While the investment objectives of the Funds are compatible, a portion of the Equity Fund's investment objective focuses on minimizing excessive fluctuations in market value by managing fund assets in a combination of styles. This approach would not be appropriate for the Growth Fund and Value Fund since each of those Funds would be managed in a single style rather than in a combination of styles. Without the moderating influence of the other investing style, it is expected that the Growth Fund and the Value Fund will experience greater volatility in per share net asset value.

     The Board also considered that fact that it was not possible to conclude that the Reorganization would definitely not have any adverse Federal income tax consequences for shareholders of the Equity Fund. The Board was informed that the Reorganization is not expected to qualify as a tax-free reorganization, although the law in this area is uncertain and a court might conclude that the Reorganization does so qualify. The Board also considered the fact that, prior to voting on the Reorganization, shareholders would have received full and fair disclosure of the possibility that the Reorganization may fail to qualify for tax-free treatment, and each shareholder would have the opportunity to vote against the Reorganization if the shareholder believes that the Reorganization is inappropriate in light of the shareholder's own circumstances.

     In light of the foregoing considerations, the Board unanimously concluded that the Reorganization is in the best interests of the Equity Fund, the Growth Fund, the Value Fund and their shareholders and that the Reorganization would not result in a dilution of shareholders' interests.

                      INFORMATION ABOUT THE REORGANIZATION

Reorganization Agreement


     The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached to this Proxy Statement/Prospectus as Exhibit A. The Reorganization Agreement provides for (i) the transfer of all of the Waddell & Reed Assets to the Growth Fund in exchange solely for Class A, Class B, Class C and Class Y Growth Fund Shares, the assumption by the Growth Fund of all of the Waddell & Reed Liabilities, (ii) the transfer of all of the NWQ Assets to the Value Fund in exchange solely for Class A, Class B, Class C and Class Y Value Fund Shares, the assumption by the Value Fund of all of the NWQ Liabilities, and (iii) the distribution of the Growth Fund Shares and the Value Fund Shares to the shareholders of the Equity Fund in complete liquidation of the Equity Fund. Under the proposed Reorganization Agreement, each shareholder of the Equity Fund would be entitled to receive shares of the Growth Fund and the Value Fund having an aggregate value equal to the aggregate value of the shares of the Equity Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization.


     Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur on the Closing Date, or such later date as may be agreed upon by the parties. The initial net asset value per share of the Growth Fund and the initial net asset value per share of the Value Fund will be identical to the net asset value per share of the Equity Fund as of the Closing Date. Assume, for the sake of illustration, you own 10 shares of the Equity Fund that have a net asset value per share of $10 as of the Closing Date. As of the Closing Date, the value of your holdings is $100. Following the Reorganization, you will own approximately 5 shares of the Growth Fund at $10 per share and approximately 5 shares of the Value Fund at $10 per share (assuming the split between the growth style and the value style is approximately even as of the Closing Date) and the value of your total holdings will remain at $100 ((5 x $10) + (5 x $10) = $100).

     Each of the Funds will utilize BISYS to determine the value of their respective portfolio securities. The Equity Fund, the Growth Fund and the Value Fund also will use the same independent pricing services to determine the value of each security so that BISYS can determine the aggregate value of each Fund's portfolio. The method of valuation employed will be in accordance with the procedures described in the current prospectuses as set forth in the Reorganization Agreement, which is consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

     The number of full and fractional shares of the Growth Fund and the number of full and fractional shares of the Value Fund a shareholder of the Equity Fund will receive in the Reorganization, when taken together, will be equal in value to the value of that shareholder's Equity Fund shares as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the Closing Date. As promptly as practicable after the Closing Date, the Equity Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the Growth Fund and the Value Fund received by the Equity Fund in the Reorganization. We will accomplish the liquidation and distribution with respect to each class of the Equity Fund's shares by the transfer of the Growth Fund shares and the Value Fund shares then credited to the account of the Equity Fund on the books of the Growth Fund and the Value Fund, respectively, to open accounts on the share records of the Growth Fund and the Value Fund, respectively, in the names of the Equity Fund shareholders. The aggregate net asset value of Class A, Class B, Class C and Class Y Growth Fund shares plus the aggregate net asset value of Class A, Class B, Class C and Class Y Value Fund shares to be credited to Class A, Class B, Class C and Class Y Equity Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest ($0.001 par value per share) of the Equity Fund of the corresponding class owned by Equity Fund shareholders on the Closing Date. All issued and outstanding shares of the Equity Fund will simultaneously be canceled on the books of the Equity Fund. Neither the Growth Fund nor the Value Fund will issue certificates representing the Class A, Class B, Class C and Class Y shares issued in connection with such exchange.

     The Board has determined, with respect to the Equity Fund, the Growth Fund and the Value Fund, that the interests of shareholders of each of those Funds, if any, will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each of those Funds and its shareholders. The Adviser will bear the expenses of the Reorganization, including the cost of a proxy soliciting agent (if one is retained) but excluding brokerage fees and brokerage expenses incurred in connection with the Reorganization.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the consummation of the Reorganization, before or after approval by the shareholders of the Equity Fund, if circumstances should develop that, in the Board's opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Trust may waive compliance with any of the covenants or conditions made therein for the benefit of any of the Funds, other than the requirements that the Reorganization Agreement be approved by shareholders of the Equity Fund.

     Approval of the Reorganization Agreement will require an affirmative vote of a majority of the shares of the Equity Fund, with all classes voting together and not by class. See "Voting Information." If the Reorganization Agreement is not approved by shareholders of the Equity Fund, or is not consummated for any other reason, the Board will consider other possible courses of action.

     THE BOARD, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, HAS UNANIMOUSLY RECOMMENDED APPROVAL OF THE REORGANIZATION AGREEMENT.

     Shareholders of the Equity Fund as of the Record Date will receive shares of the Growth Fund and shares of the Value Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Description of the Shares of the Growth Fund and the Value Fund

     Full and fractional shares of the respective class of shares of beneficial interest of the Growth Fund and the Value Fund will be issued to the Equity Fund's shareholders in accordance with the procedures detailed in the Reorganization Agreement. Neither the Growth Fund nor the Value Fund will issue share certificates. The shares of the Growth Fund and the Value Fund to be issued to Equity Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in "How to Purchase, Sell and Exchange Shares."

Federal Income Tax Consequences


     The Reorganization is not expected to qualify as a tax-free reorganization. The law in this area is not entirely certain, however, and it is possible that a court might conclude that the Reorganization does so qualify. Assuming that the Reorganization does not qualify as a tax-free reorganization, the shareholders of the Equity Fund will recognize gain or loss upon the receipt of Growth Fund Shares and Value Fund Shares in exchange for their Equity Fund shares in complete liquidation of the Equity Fund pursuant to the Reorganization. The amount of such gain or loss will equal the difference between the fair market value of the Growth Fund Shares and the Value Shares so received, as compared with the basis of the Equity Fund shares surrendered in exchange therefor. Such gain or loss will be a capital gain or loss to the extent that the shareholder in question held the Equity Fund shares as a capital asset. Such capital gain or loss will generally be long-term or short-term, depending on whether the shareholder's holding period for the Equity Fund shares exceeded one year.

     In addition, the Equity Fund will recognize gain or loss to the extent of any appreciation or depreciation inherent in the Waddell & Reed Assets and the NWQ Assets immediately prior to the Reorganization. The Equity Fund, if eligible, intends to treat any such resulting gain as having been paid out through liquidating distributions for purposes of computing its dividends paid deduction. As a result, it is not expected that any gain realized by the Equity Fund would affect the amount of the net gain or loss recognized by shareholders.


     Various tax rules may limit the ability of a shareholder to claim a deduction for any resulting losses. Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.


     If the Reorganization were to qualify as a tax-free reorganization, the Equity Fund would not recognize gain or loss in connection with the Reorganization. In addition, the shareholders of the Equity Fund would not recognize gain or loss upon the receipt of Growth Fund Shares and Value Fund Shares in exchange for their Equity Fund shares pursuant to the Reorganization. The basis of the Growth Fund Shares and the Value Fund Shares received by the Equity Fund shareholders would be the same as the basis of the Equity Fund shares surrendered in exchange therefor. The holding period of the Growth Fund Shares and the Value Fund Shares received by the Equity Fund shareholders would, in each instance, include the holding period of the Equity Fund shares surrendered in exchange therefor, provided that such Equity Fund shares were held as capital assets in the hands of the Equity Fund shareholders upon the date of the exchange.


     Immediately prior to the Reorganization, the Equity Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Equity Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Equity Fund's shareholders.

     Alternatively, the Equity Fund may, if eligible, treat the distribution to its shareholders of Growth Fund Shares and Value Fund Shares in complete liquidation of the Equity Fund as having paid out its earnings and profits for purposes of computing the Equity Fund's dividends paid deduction for its final taxable year.

     You should consult your own tax advisor regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Capitalization

     The following table shows the capitalization of the Equity Fund as of April 30, 2003 (as adjusted to reflect the effects of a substantial redemption in-kind as if that redemption had occurred on April 30, 2003), and on a pro forma basis as of that date, the capitalization of the Growth Fund and the Value Fund giving effect to the proposed acquisition of assets at net asset value.


                                                As of April 30, 2003
                                      ---------------------------------------
CLASS A SHARES                        Equity Fund   Growth Fund    Value Fund
--------------                        -----------   -----------   -----------
Net Assets.........................   $16,976,181    $8,195,406    $8,766,105
Net asset value per share..........   $     10.64    $    10.64    $    10.64
Shares outstanding.................     1,594,809       770,574       824,235



                                                As of April 30, 2003
                                      ---------------------------------------
CLASS B SHARES                        Equity Fund   Growth Fund    Value Fund
--------------                        -----------   -----------   -----------
Net Assets.........................    $1,856,038     $896,019      $958,415
Net asset value per share..........    $    10.38     $  10.37      $  10.37
Shares outstanding.................       178,803       86,393        92,410



                                                As of April 30, 2003
                                      ---------------------------------------
CLASS C SHARES                        Equity Fund   Growth Fund    Value Fund
--------------                        -----------   -----------   -----------
Net Assets.........................     $488,330      $235,746      $252,162
Net asset value per share..........     $  10.43      $  10.43      $  10.43
Shares outstanding.................       46,798        22,612        24,186



                                                As of April 30, 2003
                                      ---------------------------------------
CLASS Y SHARES                        Equity Fund   Growth Fund    Value Fund
--------------                        -----------   -----------   -----------
Net Assets.........................   $35,326,228   $17,054,059   $18,241,643
Net asset value per share..........   $     10.64   $     10.63   $     10.63
Shares outstanding.................     3,320,625     1,604,448     1,716,177


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


     The following discussion comparing investment objectives, policies and restrictions of the Equity Fund to those of the Growth Fund and the Value Fund is based upon and qualified in its entirety by the respective disclosure regarding investment objectives, policies and restrictions contained in the Class A, Class B and Class prospectus and the Class Y prospectus of the Equity Fund, each dated February 28, 2003, as supplemented on June 26, 2003, and the prospectus of the Growth Fund and the Value Fund dated March 1, 2004.

Investment Objectives of Each Fund

     The Equity Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Growth Fund's investment objective is long-term growth of capital. The Value Fund's investment objective is long-term growth of capital and income. The investment objectives of each of the Funds may be changed by the Board without shareholder approval; however, shareholders would be notified of any such change.

     Although the investment objectives of the Growth Fund and the Value Fund (and the Growth Portfolio and Value Portfolio) are compatible with the current investment objective of the Equity Fund, they are not identical. The reason for the differences is that the Equity Fund attempts to minimize fluctuations in market value by managing approximately 50% of the its assets in a growth style and approximately 50% of its assets in a value style. Historically, these styles have been in favor at different times. By combining the two styles, the overall performance of the Equity Fund was moderated and Equity Fund shares experienced less volatility. After the Reorganization, the Equity Fund will be split into two funds, each with its own singular style - either growth or value but not both. Consequently, the portion of the Equity Fund's investment objective that focuses on minimizing excessive fluctuations in market value would not be appropriate for the Growth Fund or the Value Fund since each of those Funds will be managed in a single style rather than in a combination of both styles. Without the moderating influence of the other investing style, it is expected that both the Growth Fund and Value Fund will experience greater volatility in per share net asset value.

     While the basic investment objective of both the Equity Fund and the Value Fund (and the Value Portfolio) is long-term growth of capital and income, the basic investment objective of the Growth Fund (and the Growth Portfolio) is simply long-term growth of capital. This difference is attributable to the fact that the growth style of investing focuses primarily on increases in the price per share of portfolio securities. The value style of investing focuses more broadly on the total return offered by a portfolio security in the form of both increases in price per share and distributions per share. While the Growth Fund (and the Growth Portfolio) may receive some income as a result of dividends and distributions paid by portfolio securities, obtaining income is not a primary goal of the Growth Fund (or the Growth Portfolio).

Primary Investments of Each Fund

     The principle difference between the investments of the Equity Fund and those of either the Growth Fund or the Value Fund is that both the Growth Fund and the Value Fund invest in a single style (either a "growth" style or a "value" style) to the exclusion of the other style, while the Equity Fund invests almost equally in both styles.

Equity Fund

     The Equity Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Equity Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities of seasoned medium and large-sized companies that are expected to show above average price appreciation.

     To achieve its investment objective, the Equity Fund employs two investment sub-advisers, each of whom pursues a different investment strategy. The Adviser is responsible for allocating the assets between the investment sub-advisers. Although the Adviser usually divides the assets in half, it may allocate a greater portion of the assets to one of the investment sub-advisers if the Adviser believes it is in the best interests of the Equity Fund.

     Waddell & Reed invests its portion of the Equity Fund's assets using a "growth" style of investing. NWQ invests the remaining assets using a "value" style of investing. Each approach relies on a careful analysis of each company considered for investment, using internal financial research analysis, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share.

     "Growth" Strategy: This strategy focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. The Equity Fund's assets may be invested in companies that do not demonstrate such characteristics if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

     "Value" Strategy: This approach seeks to attain the Equity Fund's investment objective by investing in equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. The research focuses on two levels of analysis: first, on understanding wealth shifts that occur within the equity market; and second, on individual company research.

     Consistent with its investment objective, the Equity Fund:

     o may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

     o may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices, and foreign currencies.

     o may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high yield bonds, commonly referred to as "junk bonds."

     o may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

     o may engage in repurchase transactions, where the Equity Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

     o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

Growth Fund

     The Growth Fund seeks to achieve its investment objective by investing all of its assets in the Growth Portfolio, which has the same investment objective as the Growth Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the Growth Fund or "feeder fund") is investing all its assets in a second fund (the Growth Portfolio or "master fund"). Growth Fund shareholders bear the expenses of both the Growth Fund and the Growth Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Growth Fund could switch to another pooled investment company or decide to manage its assets itself. The Growth Fund is currently not contemplating such a move.


     Under normal market conditions, the Growth Portfolio will primarily invest in U.S. and foreign equity securities of high quality companies with market capitalization generally in excess of $2 billion, which Waddell & Reed believes have the potential to generate superior levels of long-term profitability and growth. Waddell & Reed select superior growth companies which create superior wealth over time and have sustainable competitive advantages. Waddell & Reed's selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, Waddell & Reed concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed Waddell & Reed conducts its internal research. Waddell & Reed searches to identify those companies that it believes possess a sustainable competitive advantage. Waddell & Reed seek to outperform the Russell Large Cap Growth Index.


     Consistent with its investment objective, the Growth Portfolio:

     o may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

     o may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices, and foreign currencies.


     o    may invest its assets in bonds and other debt securities.

     o may invest in short-term debt and other high-quality, fixed-income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers.


     o may engage in repurchase transactions, where the Growth Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

     o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

Value Fund

     Like the Growth Fund, the Value Fund also participates in a "master/feeder" structure. The Value Fund seeks to achieve its investment objective by investing all of its assets in the Value Portfolio, which has the same investment objective as the Value Fund. In this case the Value Fund is the "feeder" fund and the Value Portfolio is the "master" fund. Value Fund shareholders bear the expenses of both the Value Fund and the Value Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Value Fund could switch to another pooled investment company or decide to manage its assets itself. The Value Fund is currently not contemplating such a move.


     Under normal market conditions, the Value Portfolio will primarily invest in U.S. and foreign equity securities of companies with large and medium capitalizations that are selected on an opportunistic basis. NWQ seeks to identify undervalued companies where a catalyst exists- such as new management, industry consolidation, company restructuring or a change in the company's fundamentals- to recognize value or improve a company's profitability. The investment process seeks to add value through active management and through research aimed at selecting companies that reflect hidden opportunities under priced by the market. NWQ's value driven investment strategy is based on bottom up fundamental research, which focuses on fundamental valuation, qualitative analysis and downside protection. The Value Portfolio may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American Depository Receipts.


     Consistent with its investment objective, the Value Portfolio:

     o may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.


     o may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices, and foreign currencies.

     o    may invest its assets in bonds and other debt securities.

     o may invest in short-term debt and other high-quality, fixed-income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers.


     o may engage in repurchase transactions, where the Value Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

     o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

Risk Factors

     An investment in each Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the investment portfolio, national and international economic conditions and general market conditions.

     As a result of investments in the "growth" style, a principal investment risk of the Equity Fund, the Growth Fund and the Growth Portfolio is:

     o Growth Stock Risk: The return on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock market. Growth stocks may be particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

     Similarly, as a result of investments in the "value" style, a principal investment risk of the Equity Fund, the Value Fund and the Value Portfolio is:

     o Value Stock Risk: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock markets.

     Generally, the Funds and the Portfolios will be subject to the following additional risks:

     o Market Risk. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap or mid-cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.


     o Fixed Income Securities: The value of investments in fixed income securities, if any, will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Portfolio. If so, a Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

     o Credit Risk: The Funds could lose money if the issuer of a fixed income security owned by a Portfolio is unable to meet its financial obligations.

     o Interest Rate Risk: Changes in the interest rates may affect the operations of the issuers of stocks in which the Portfolios invest. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. Although the primary focus of each Fund and each Portfolio is stocks, each Fund or Portfolio may invest in fixed income securities such as debt securities.

     o Foreign Investment Risk: Each Fund or Portfolio may invest in equities issued by foreign companies. The equities of foreign companies may pose risks in addition to, or to a greater degree than, the risks of U.S. companies. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolios may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

     o Foreign Securities: Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, and a lack of adequate company information, liquidity, and government regulation.


          Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.(1)

     o Derivatives: Each Fund or Portfolio may invest in various types of derivative securities. If utilized at all, these types of instruments would be used solely for hedging purposes. Generally, a derivative is a financial arrangement the value of which is based on (or "derived" from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and "when-issued" securities. There are, in fact, many different types of derivative securities and many different ways to use them.

          The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of the Funds or Portfolios or protect their assets from declining in value. In fact, investments in derivative securities may actually lower the return of a Fund or Portfolio if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent the Fund or Portfolio from selling unfavorable positions, which could result in adverse consequences.


     o Repurchase Agreements: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Portfolio may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.


     o Illiquid Securities: Each Fund or Portfolio may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. A Fund or Portfolio could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund or Portfolio.

     o Portfolio Turnover. The Equity Fund and the Portfolios are actively managed and, in some cases the portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect the Funds' performance.

     o Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund or Portfolio may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Fund's or Portfolio's sub-adviser's opinion, are more conservative than the types of securities that the Funds or Portfolios typically invests in. To the extent a Fund or Portfolio is engaged in temporary or

----------
(1) This risk is not applicable to the Value Fund and the Value Portfolio, which will not invest in emerging markets.

          defensive investments, the Fund or Portfolio will not be pursuing its investment objective.


     o Returns Are Not Guaranteed: An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

           [The rest of this page has intentionally been left blank.]

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                            AND FINANCIAL HIGHLIGHTS

Management's Discussion of Fund Performance


The text below is excerpted from the Equity Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002.

                                      * * *

HSBC Investor Equity Fund
(Class A (Investor) Shares, B Shares, C Shares and Y Shares)

by John L. Blundin
Portfolio Manager, Alliance Capital Management, L.P. and

Robert H. Lyon
Portfolio Manager, Institutional Capital Corporation

The HSBC Investor Equity Fund (the "Fund") seeks to provide its shareholders with long-term growth of capital and income without excessive fluctuations in market value. The Fund invests at least 80% of its assets in equity securities of seasoned mid-sized and large companies whose shares are expected to show above-average price appreciation. The Fund employs two sub-investment advisers to achieve its investment objective. Each sub-investment adviser pursues a different investment style.

Alliance Capital Management, L.P. pursues a growth style of investing, focusing on investing in financially secure firms that have established operating histories and are proven leaders in their industries or market sectors. These companies may possess characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share or increasing return on investments.

Institutional Capital Corporation pursues a value style of investing, focusing on shares of companies that are undervalued relative to the stock market as a whole. The firm employs a fundamentals-based, bottom-up stock-picking method to find these companies.

The Fund returned -20.74% (without sales charge) for Class A (Investor) Shares and -20.53% for the Class Y Shares for the year ended October 31, 2002. That compared to -19.62% and -22.70% return for the Fund's benchmarks, the Russell 1000 Growth Index and the Lipper Large-Cap Core Funds Average, respectively.

The economy rebounded slightly in October as some companies reported improved financial results; however, the period overall was characterized by poor performance in the stock market. The market's performance was hampered by the threat of renewed terrorist attacks and geopolitical tensions such as the potential war with Iraq. Investor confidence also remained shaky due to corporate malfeasance at companies such as Enron, Tyco, and WorldCom.

Consumer spending remained high during the period, due to mortgage refinancing and low interest rates. Consumers buoyed share prices in the consumer services and consumer staples sectors, while healthcare stocks benefited from investors seeking stability. Meanwhile, technology companies continued to suffer from a difficult earnings environment.

Alliance's portfolio allocation during the period was determined by specific stocks rather than sectors. Value stocks outperformed growth stocks, but Alliance found opportunities in all sectors of the market.

Holdings that helped the Fund's performance included financial services firm MBNA (1.77% of net assets) and healthcare equipment distributor Cardinal Health (1.99%) as well as Harley-Davidson (1.69%) and Dell Computer (1.61%). Dell is one of the few technology companies to have met or exceeded earnings expectations for the past six quarters*

ICAP kept a relatively low weighting in shares of technology and telecommunications firms, as supply in those sectors continued to outstrip demand. That decision helped the Fund's performance. The Fund also benefited from investments in shares of broadcaster Clear Channel Communications, Inc. (1.02% of net assets), hospital operator HCA, Inc. (0.59%) and business consultant Accenture Ltd. (0.70%). The Fund was hurt by weakness among healthcare stocks. Fund returns also suffered from losses brought about by Tyco International, systems company EDS, and retailer Sears-all of which fell more severely than ICAP feels was warranted, given the firms' solid fundamentals.*

The outlook for the next 12 months is colored by many of the concerns that have plagued the market's performance during the recent period -- particularly the threat of terrorist attacks, geopolitical unrest in regards to Iraq, investors' mistrust due to the corporate accounting issues and concerns about whether consumer spending will continue to be strong. Alliance anticipates that these issues will be resolved over time. Meanwhile, Alliance will continue to look for opportunities to buy reasonably valued shares of firms with strong growth potential.

ICAP will continue to underweight technology and telecommunications stocks, due to overcapacity and lack of capital spending growth in those industries. ICAP also will emphasize highly cyclical sectors such as basic industries and consumer durables, which could be hurt by slow economic growth. We will continue to seek out shares of high-quality firms with strong and improving balance sheets.

* Portfolio composition is subject to change.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

HSBC Investor Equity Fund - As of October 31, 2002

[Line                                                                    Chart:]
Value of a $10,000 Investment



                                                       Russell
                                HSBC Investor Equity     1000
                                        Fund            Growth
                                Class A (Investor) 2    Index
                                --------------------   -------
8/1/95                                  9497            10000
                                        9630            10011
                                        9915            10472
                                        9758            10480
                                       10349            10887
12/31/95                               10530            10949
                                       10817            11316
                                       10903            11522
                                       11007            11537
                                       10988            11841
                                       11093            12254
                                       10955            12271

                                                       Russell
                                HSBC Investor Equity     1000
                                        Fund            Growth
                                Class A (Investor) 2    Index
                                --------------------   -------
                                        10396           11552
                                        10598           11850
                                        11069           12713
                                        11543           12790
                                        12395           13750
12/31/96                                12161           13481
                                        12705           14427
                                        12676           14329
                                        12143           13553
                                        12787           14453
                                        13728           15496
                                        14351           16117
                                        15699           17542
                                        15035           16515
                                        15686           17328
                                        14882           16687
                                        15259           17396
12/31/97                                15612           17591
                                        15832           18117
                                        17240           19480
                                        18032           20256
                                        18106           20537
                                        17875           19954
                                        18501           21176
                                        18448           21036
                                        15439           17879
                                        16359           19252
                                        17855           20799



                                                       Russell
                                HSBC Investor Equity     1000
                                         Fund           Growth
                                Class A (Investor) 2    Index
                                --------------------   -------
                                        18750           22382
12/31/98                                20170           24400
                                        20827           25833
                                        20051           24653
                                        20766           25951
                                        21661           25984
                                        21122           25186
                                        22433           26950
                                        21495           26093
                                        21365           26520
                                        20280           25962
                                        21467           27923

                                                       Russell
                                HSBC Investor Equity     1000
                                         Fund           Growth
                                Class A (Investor) 2    Index
                                --------------------   -------
                                        21446           29430
12/31/99                                22144           32491
                                        21163           30967
                                        19955           32481
                                        22150           34806
                                        21647           33150
                                        20916           31481
                                        21291           33866
                                        21087           32455
                                        22417           35393
                                        21101           32045
                                        20957           30529
                                        18943           26029
12/31/00                                19353           25205
                                        20456           26946
                                        18310           22372
                                        16796           19937
                                        18488           22459
                                        18632           22128
                                        18072           21616
                                        17724           21075
                                        16416           19352
                                        15088           17420
                                        15616           18334
                                        16936           20096
12/31/01                                17140           20042
                                        16504           19687
                                        15844           18870
                                        16521           19523
                                        15501           17930
                                        15368           17496
                                        14145           15877
                                        13051           15004
                                        13232           15049
                                        11704           13489
10/31/02                                12378           14737


[Line Chart:]
Value of a $10,000 Investment


                                                Russell
                                HSBC Investor     1000
                                    Equity       Growth
                                 Fund Class Y    Index
                                -------------   -------
7/1/96                              10000        10000
                                     9391         9414
                                     9582         9657

                                                Russell
                                HSBC Investor     1000
                                    Equity       Growth
                                 Fund Class Y    Index
                                -------------   -------
                                    10007        10360
                                    10436        10423
                                    11205        11205
12/31/96                            10999        10986
                                    11501        11756
                                    11474        11677
                                    10997        11045
                                    11579        11778
                                    12422        12628
                                    12992        13134
                                    14212        14295
                                    13620        13459
                                    14211        14121
                                    13492        13599
                                    13833        14177
12/31/97                            14142        14335
                                    14351        14764
                                    15627        15874
                                    16352        16507
                                    16419        16736
                                    16219        16261
                                    16788        17257
                                    16750        17142
                                    14018        14570
                                    14853        15689
                                    16211        16950
                                    17024        18239
12/31/98                            18326        19884
                                    18923        21051
                                    18228        20090
                                    18877        21148
                                    19700        21175
                                    19200        20524
                                    20405        21962
                                    19552        21264
                                    19444        21611
                                    18459        21157
                                    19549        22755
                                    19529        23983
12/31/99                            20168        26477

                                                Russell
                                HSBC Investor     1000
                                    Equity       Growth
                                 Fund Class Y    Index
                                -------------   -------
                                    19274        25236
                                    18185        26469
                                    20184        28364
                                    19725        27015
                                    19070        25654
                                    19413        27598
                                    19238        26448
                                    20451        28842
                                    19252        26114
                                    19120        24879
                                    17283        21211
12/31/00                            17671        20540
                                    18689        21959
                                    16729        18231
                                    15346        16247
                                    16902        18302
                                    17023        18033
                                    16522        17615
                                    16204        17175
                                    15019        15770
                                    13794        14196
                                    14288        14941
                                    15496        16377
12/31/01                            15684        16333
                                    15113        16044
                                    14508        15378
                                    15137        15910
                                    14202        14612
                                    14081        14258
                                    12968        12939
                                    11965        12227
                                    12131        12264
                                    10737        10992
10/31/02                            11355        12010

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Return



                                                   Inception      1       5       Since
As of October 31,2002                                Date       Year     Year   Inception
------------------------------------------------   ---------   ------   -----   ---------
HSBC Investor Equity Fund Class A (Investor) (2)     8/1/95    -24.67%  -4.60%    2.99%
HSBC Investor Equity Fund Class B(3)                 1/6/98    -24.58%    N/A    -5.40%
HSBC Investor Equity Fund Class C(4)                11/4/98    -22.13%    N/A    -9.52%
HSBC Investor Equity Fund Class Y                    7/1/96    -20.53%  -3.39%    2.03%




(2) Reflects the maximum sales charge of 5.00%.

(3) Reflects the contingent deferred sales charge maximum of 4.00%.

(4) Reflects the contingent deferred sales charge maximum of 1.00%.

--------------------------------------------------------------------------------

The Fund is measured against the Russell 1000 Growth Index, which is an unmanaged index that measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Investment Manager waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                      * * *

     Financial Highlights


     The financial highlights tables are included to help you understand the Equity Fund's performance for the past five years. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Equity Fund (assuming reinvestment of all dividends and distributions for the indicated periods). This information has been derived from information audited by KPMG LLP except for the six months ended April 30, 2003, whose report, along with the Equity Fund's financial statements, are included in the annual report and semi-annual report, which are available upon request.

     HSBC INVESTOR FUNDS-- EQUITY FUND

     SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.



                                                        INVESTMENT ACTIVITIES
                                                ----------------------------------------
                                                              NET REALIZED
                                                             AND UNREALIZED
                                                             GAINS (LOSSES)
                                    NET ASSET                     FROM           TOTAL
                                      VALUE,        NET        INVESTMENT         FROM
                                    BEGINNING   INVESTMENT     AND FUTURES    INVESTMENT
                                    OF PERIOD     INCOME      TRANSACTIONS    ACTIVITIES
                                    ---------   ----------   --------------   ----------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1998           $15.00       0.05            2.80           2.85
Year ended October 31, 1999            16.95       0.05            3.32           3.37
Year ended October 31, 2000            19.89       0.06           (0.51)         (0.45)
Year ended October 31, 2001            17.48       0.03           (4.48)         (4.45)
Year ended October 31, 2002            13.01       0.07           (2.76)         (2.69)
Six months ended April 30, 2003
   (Unaudited)                         10.29       0.03            0.47           0.50
                                      ------       ----            ----           ----

CLASS B SHARES
Period ended October 31, 1998 (e)     $14.88      (0.01)           2.07           2.06
Year ended October 31, 1999            16.92      (0.08)           3.30           3.22
Year ended October 31, 2000            19.74      (0.07)          (0.52)         (0.59)
Year ended October 31, 2001            17.26      (0.08)          (4.40)         (4.48)
Year ended October 31, 2002            12.78      (0.04)          (2.70)         (2.74)
Six months ended April 30, 2003
   (Unaudited)                         10.04      (0.01)           0.46           0.45
                                      ------       ----            ----           ----

CLASS C SHARES
Period ended October 31, 1999 (g)     $17.08         --            3.19           3.19
Year ended October 31, 2000            19.83      (0.07)          (0.51)         (0.58)
Year ended October 31, 2001            17.36      (0.10)          (4.42)         (4.52)
Year ended October 31, 2002            12.84      (0.05)          (2.69)         (2.74)
Six months ended April 30, 2003
   (Unaudited)                         10.10      (0.01)           0.45           0.44
                                      ------       ----            ----           ----

CLASS Y SHARES
Year ended October 31, 1998           $15.01       0.08            2.79           2.87
Year ended October 31, 1999            16.95       0.10            3.32           3.42

                                                        INVESTMENT ACTIVITIES
                                                ----------------------------------------
                                                              NET REALIZED
                                                             AND UNREALIZED
                                                             GAINS (LOSSES)
                                    NET ASSET                     FROM           TOTAL
                                      VALUE,        NET        INVESTMENT         FROM
                                    BEGINNING   INVESTMENT     AND FUTURES    INVESTMENT
                                    OF PERIOD     INCOME      TRANSACTIONS    ACTIVITIES
                                    ---------   ----------   --------------   ----------
Year ended October 31, 2000            19.89       0.10           (0.51)         (0.41)
Year ended October 31, 2001            17.48       0.06           (4.47)         (4.41)
Year ended October 31, 2002            13.01       0.12           (2.78)         (2.66)
Six months ended April 30, 2003
   (Unaudited)                         10.29       0.03            0.47           0.50
                                       -----       ----           -----          -----

                                                  DIVIDENDS
                                    -------------------------------------
                                                     NET
                                                   REALIZED
                                                  GAINS FROM                NET ASSET
                                        NET       INVESTMENT                  VALUE,
                                    INVESTMENT    AND FUTURES     TOTAL       END OF
                                      INCOME     TRANSACTIONS   DIVIDENDS     PERIOD
                                    ----------   ------------   ---------   ---------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1998            (0.05)        (0.85)       (0.90)     $16.95
Year ended October 31, 1999            (0.04)        (0.39)       (0.43)      19.89
Year ended October 31, 2000            (0.07)        (1.89)       (1.96)      17.48
Year ended October 31, 2001            (0.02)           --        (0.02)      13.01
Year ended October 31, 2002            (0.03)           --        (0.03)      10.29
Six months ended April 30, 2003
   (Unaudited)                         (0.03)           --        (0.03)      10.76
                                       -----         -----        -----      ------
CLASS B SHARES
Period ended October 31, 1998 (e)      (0.02)           --        (0.02)     $16.92
Year ended October 31, 1999            (0.01)        (0.39)       (0.40)      19.74
Year ended October 31, 2000               --         (1.89)       (1.89)      17.26
Year ended October 31, 2001               --            --           --       12.78
Year ended October 31, 2002               --            --           --       10.04
Six months ended April 30, 2003
   (Unaudited)                            --            --           --       10.49
                                       -----         -----        -----      ------
CLASS C SHARES
Period ended October 31, 1999 (g)      (0.05)        (0.39)       (0.44)     $19.83
Year ended October 31, 2000               --         (1.89)       (1.89)      17.36
Year ended October 31, 2001               --            --           --       12.84
Year ended October 31, 2002               --            --           --       10.10
Six months ended April 30, 2003
   (Unaudited)                            --            --           --       10.54
                                       -----         -----        -----      ------
CLASS Y SHARES
Year ended October 31, 1998            (0.08)        (0.85)       (0.93)     $16.95
Year ended October 31, 1999            (0.09)        (0.39)       (0.48)      19.89
Year ended October 31, 2000            (0.11)        (1.89)       (2.00)      17.48
Year ended October 31, 2001            (0.06)           --        (0.06)      13.01
Year ended October 31, 2002            (0.06)           --        (0.06)      10.29
Six months ended April 30, 2003
   (Unaudited)                         (0.04)           --        (0.04)      10.75
                                       -----         -----        -----      ------

                                                           RATIOS/SUPPLEMENTARY DATA
                                             --------------------------------------------------------
                                                                   RATIO OF
                                                NET     RATIO OF      NET       RATIO OF
                                              ASSETS    EXPENSES   INVESTMENT   EXPENSES
                                              AT END       TO        INCOME       TO
                                                OF      AVERAGE    (LOSS) TO    AVERAGE
                                              PERIOD      NET       AVERAGE       NET      PORTFOLIO
                              TOTAL RETURN    (000'S)    ASSETS    NET ASSETS    ASSETS    TURNOVER(a)
                              ------------   --------   --------   ----------   --------   -----------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1998     19.98%(b)    $ 23,559     1.03%       0.30%       1.03%      176.34%
Year ended October 31, 1999     20.23%(b)      27,942     0.94%       0.26%       0.94%       70.85%
Year ended October 31, 2000     (2.38)%(b)     22,558     0.93%       0.34%       0.93%       91.81%
Year ended October 31, 2001    (25.49)%(b)     17,223     1.01%       0.14%       1.01%       51.65%
Year ended October 31, 2002    (20.74)%(b)     16,881     0.96%       0.34%       0.96%       62.60%
Six months ended April 30,
   2003
   (Unaudited)                   4.85%(b)(c)   17,154     0.95%(d)    0.44%(d)    0.95%(d)    32.49%
                                 ----          ------     ----        ----        ----        -----
CLASS B SHARES
Period ended October 31,        13.84%(c)(f) $    956     1.78%(d)   (0.45)%(d)   1.78%(d)   176.34%
   1998 (e)
Year ended October 31, 1999     19.32%(f)       1,775     1.69%      (0.50)%      1.69%       70.85%
Year ended October 31, 2000     (3.13)%(f)      1,604     1.65%      (0.40)%      1.65%       91.81%
Year ended October 31,         (25.96)%(f)      1,389     1.76%      (0.61)%      1.76%       51.65%
   2001
Year ended October 31,         (21.44)%(f)      1,708     1.70%      (0.41)%      1.70%       62.60%
   2002
Six months ended April 30,
   2003
   (Unaudited)                   4.48%(c)(f)    1,875     1.70%(d)   (0.31)%(d)   1.70%(d)    32.49%
                                 ----           -----     ----       -----        ----        -----
CLASS C SHARES
Period ended October 31,
   1999 (g)                    19.05 %(c)(f) $  1,626     1.33%(d)   (0.16)%(d)   1.33%       70.85%
Year ended October 31, 2000    (3.11)%(f)       1,204     1.65%      (0.37)%      1.65%       91.81%
Year ended October 31, 2001    (26.0)%(f)         768     1.75%      (0.60)%      1.75%       51.65%
Year ended October 31, 2002    (21.3)%(f)         568     1.71%      (0.43)%      1.71%       62.60%
Six months ended April 30,
   2003
   (Unaudited)                  4.36%(c)(f)       493     1.70%(d)   (0.31)%(d)   1.70%(d)    32.49%
                                -----             ---     ----       -----        ----        -----
CLASS Y SHARES
Year ended October 31, 1998     20.16%       $210,498     0.78%       0.55%       0.78%      176.34%
Year ended October 31, 1999     20.59%        245,342     0.69%       0.51%       0.69%       70.85%
Year ended October 31, 2000    (2.19)%        204,772     0.68%       0.58%       0.68%       91.81%
Year ended October 31, 2001   (25.27)%        127,306     0.75%       0.40%       0.75%       51.65%
Year ended October 31, 2002   (20.53)%        173,738     0.70%       0.60%       0.70%       62.60%
Six months ended April 30,
   2003
   (Unaudited)                   4.9 %(c)     200,600     0.70%(d)    0.68%(d)    0.70%(d)    32.49%
                                 ----         -------     ----        ----        ----        -----



(a) Portfolio turnover is calculated on the basis of the fund as a whole, without the distinguishing between the classes of shares issued.

(b)  Excludes sales charge.

(c)  Not annualized.

(d)  Annualized.

(e)  Class B Shares commenced operations on January 6, 1998.

(f)  Excludes redemption charge.

(g)  Class C Shares commenced operations on November 4, 1998.

                    HOW TO PURCHASE, SELL AND EXCHANGE SHARES

     You may purchase Class A, Class B, Class C and Class Y Shares of each Fund.

Purchasing and Adding to Your Shares


     You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Your purchase price will be the next NAV after your purchase order is received by the Fund, its transfer agent, or your investment representative. Consult your investment representative or institution for specific information.


                      Purchasing and Adding to Your Shares

                                                               Account Type
                                          Class A, B and C   Initial Purchase   Additional Purchase
All purchases must be in U.S. dollars.    Regular            $    1,000             $1,000
A fee will be charged for any checks      (non-retirement)
that do not clear. Third-party checks
are not accepted.

Each Fund may waive its minimum           Retirement (IRA)   $      250             $  100
purchase requirement and the
Distributor may reject a purchase order   Automatic          $      250             $   25
if it considers it in the best interest   Investment Plan
of the Fund and its shareholders.
                                          Class Y            Initial Purchase   Additional Purchase
                                          All Accounts       $1,000,000*        N/A

                                          * HSBC clients that maintain an
                                          investment management account are not
                                          subject to the minimum initial
                                          investment requirements.

Avoid 28% Tax Withholding

     The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you or the Funds have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

     If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

     1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

     2. Make check, bank draft or money order payable to "HSBC Investor Funds" and include the name of the appropriate Fund(s) on the check.

     3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845. Subsequent:

Subsequent:

     1.   Use the investment slip attached to your account statement.

          Or, if unavailable,

     2.   Include the following information in writing:

          o    Fund name

          o    Share class

          o    Amount invested

          o    Account name

          o    Account number

     3.   Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio
          43218-2845.

Electronic vs. Wire Transfer

     Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

     Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

     Establish electronic purchase option on your account application or call
(800) 782-8183 Your account can generally be set up for electronic purchases within 15 days.

     Call (800) 782-8183 to arrange a transfer from your bank account.

By Wire Transfer

     For information on how to request a wire transfer, call (800) 782-8183.

Automatic Investment Plan

     You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

     o    Your bank name, address and account number
     o    The amount you wish to invest automatically (minimum $25)
     o How often you want to invest (every month, 4 times a year, twice a year or once a year)
     o    Attach a voided personal check

To invest regularly from your paycheck or government check:

     Call (800) 782-8183 for an enrollment form.

Directed Dividend Option

     By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling (800) 782-8183.

Dividends and Distributions

     All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and C Shares, because Class A Shares have lower operating expenses. Class Y Shares receive the highest dividends because they have the lowest operating expenses. Capital gains are distributed at least annually.

     Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

Selling Your Shares

     You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "Selling Your Shares."

Withdrawing Money From Your Fund Investment

     As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

     When you sell Class B or C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" for details.

Instructions for Selling Shares

     If selling your shares through you financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

     1. Call (800) 782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "Selling Your Shares--Verifying Telephone Redemptions")

By Mail or Overnight Service

(See "Selling Your Shares--Redemptions in Writing Required")

     1.Call (800) 782-8183 to request redemption forms or write a letter of instruction indicating:

     o    your Fund and account number

     o    amount you wish to redeem

     o    address where your check should be sent

     o    account owner signature

     2. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

     You must indicate this option on your account application.

     Call (800) 782-8183 to request a wire transfer.

     If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.



     Note: Your financial institution may also charge a separate fee.

Electronic Redemptions

     Call (800) 782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

     You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

     o Make sure you have checked the appropriate box on the Account Application, or call (800) 782-8183.

     o    Include a voided personal check.

     o Your account must have a value of $10,000 or more to start withdrawals.

     o If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

     You must request redemption in writing in the following situations:

     1.   Redemptions by Individual Retirement Accounts ("IRAs").

     2. Redemption requests requiring a signature guarantee, which include any of the following:

     o    Your account address has changed within the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account;

     o The redemption proceeds are being transferred to another Fund account with a different registration; or

     o The redemption proceeds are being wired to bank instructions currently not on your account.

     You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

     The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 15 Days of Initial Investment

     When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

     Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Closing of Small Accounts

     If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

     For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account.

                     DISTRIBUTION ARRANGEMENTS/SALES CHARGES

     This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

-------------------------------------------------------------------------------------------------------------------
                                              Class A                Class B           Class C         Class Y
Sales Charge (Load)                            Shares                 Shares            Shares         Shares
-------------------------------------------------------------------------------------------------------------------

                                     Percentage    Percentage    No front-end      No front-end      No sales
                                    of Offering        of        sales charge.     sales charge.     charge.
                                       Price       Investment    A contingent      A contingent
                                                                 deferred sales    deferred sales
Less than $50,000                       5.00%        5.26%       charge (CDSC)     charge (CDSC)
                                                                 may be imposed    may be imposed
$50,000 but less than $100,000          4.50%        4.71%       on shares         on shares
                                                                 redeemed within   redeemed within
$100,000 but less than $250,000         3.75%        3.90%       four years        one year after
                                                                 after             purchase.
$250,000 but less than $500,000         2.50%        2.56%       purchase.
                                                                 Shares
$500,000 but less than $1,000,000       2.00%        2.04%       automatically
                                                                 convert to
$1,000,000 and over                     1.00%        1.01%       Class A Shares
                                                                 after 6 years.
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service    Subject to combined annual   Subject to        Subject to        No
Fees                                distribution and             combined annual   combined annual   distribution
                                    shareholder servicing fees   distribution      distribution      or service
                                    of up to 0.25% annually of   and shareholder   and shareholder   fees.
                                    each Fund's total average    servicing fees    servicing fees
                                    daily net assets.            of up to 1.00%    of up to 1.00%
                                                                 annually of a     annually of a
                                                                 Fund's average    Fund's average
                                                                 daily net         daily net
                                                                 assets.           assets.
-------------------------------------------------------------------------------------------------------------------
Fund Expenses                       Lower annual expenses than   Higher annual     Higher annual     Lower annual
                                    Class B or C shares          expenses than     expenses than     expenses than
                                                                 Class A Shares.   Class A Shares.   Class A, B, or
                                                                                                     C Shares.
-------------------------------------------------------------------------------------------------------------------

Distribution (12b-1) and Shareholder Service Fees

     Each Fund has adopted Distribution ("12b-1") plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of each Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.

     The 12b-1 fees vary by share class as follows:

     o Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

     o Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

     o    Class Y Shares do not pay a 12b-1 fee.

     o The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     o In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Fund.

     o The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Fund for the Class B and Class C Shares.

     Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

Class A Shares

Waiver of Sales Charges for Class A Shares

     The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares.

     o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the investment advisers or their affiliates or invested in any of the Fund.

     o Shares purchased for trust or other advisory accounts established with the investment advisers or their affiliates.

     o Shares purchased by directors, trustees, employees, and family members of the investment advisers and their affiliates and any organization that provides services to the Fund; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the investment advisers or the administrator belongs.

Sales Charge Reductions

     Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. You can combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class B Shares

     Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge ("CDSC"). In such cases, the CDSC will be as illustrated in the chart.

         Years           CDSC as a %
         Since            of Dollar
       Purchase    Amount Subject to Charge

        0-1                 4.00%
        1-2                 3.00%
        2-3                 2.00%
        3-4                 1.00%
     more than 4            None

     The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

     If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature--Class B Shares

     o Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

     Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

     Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of Sales Charges--Class B Shares and Class C Shares

     The following qualify for waivers of sales charges:

     o    Distributions following the death or disability of shareholder.

     o Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

     o Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Exchanging Your Shares

     You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see "Notes on Exchanges"). No transaction fees are charged for exchanges.

     You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

     Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling (800) 782-8183. Please provide the following information:

     o    Your name and telephone number

     o    The exact name on your account and account number

     o    Taxpayer identification number (usually your social security number)

     o    Dollar value or number of shares to be exchanged

     o    The name of the Fund from which the exchange is to be made

     o    The name of the Fund into which the exchange is being made.

     See "Selling Your Shares" for important information about telephone transactions.

     To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

     When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

     The registration and tax identification numbers of the two accounts must be identical.

     The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The following information is meant as a general summary for U.S. taxpayers. Please see each Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

     o A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

     o Each Fund intends to pay out to its shareholders any income the Fund receives and any capital gain that the Fund derives, less expenses.

     o Dividends for the Funds are paid quarterly. Capital gains are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

     o Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

     o Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualified dividends. These rate reductions do not apply to corporate taxpayers. The following guidelines address how certain distributions by the funds are generally taxed to individual taxpayers:

          o Distributions of earnings from qualified dividends and long-term capital gains will be taxed at a maximum rate of 15%.

          o Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualified dividends.

          o A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualified dividends in order to obtain the benefit of the lower tax rate.

          o Distributions of earnings from non-qualified dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

          o Distributions of long-term gains from sales by the Funds before May 6, 2003 will be taxed at the maximum rate of 20%.

     o Dividends generally are taxable in the year in which they are paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

     o There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

     o You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

     o As with all mutual funds, each Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you or the Fund have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

     o Foreign shareholders may be subject to special withholding requirements.

     o If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

                INFORMATION ABOUT MANAGEMENT OF THE EQUITY FUND,
                       THE GROWTH FUND AND THE VALUE FUND

Investment Adviser

     HSBC Asset Management (Americas) Inc. (the "Adviser"), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Equity Fund and the Portfolios, pursuant to an Investment Advisory contracts with HSBC Investor Funds (the "Trust") and HSBC Investor Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively, "HSBC"). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. For the period ending December 31, 2003, the Adviser managed $9.8 billion in the HSBC Investor Family of Funds.


     The Equity Fund currently pays the Adviser a monthly advisory fee computed at an annual rate of 0.175% of the Equity Fund's average daily net assets. The Growth Portfolio will pay the Advisor a monthly advisory fee computed at an annual rate of 0.175% of the Growth Portfolio's average daily net assets. The Value Portfolio will pay the Advisor a monthly advisory fee computed at an annual rate of 0.150% of the Value Portfolio's average daily net assets.

Sub-Advisers

     The following companies serve as investment sub-advisers to the Equity Fund and the Portfolios. The investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer investment programs.


     Equity Fund and Growth Fund (Growth Portfolio): Waddell & Reed Investment Management Company ("Waddell & Reed") located 6300 Lamar Avenue, Overland Park, Kansas 66202 serves as the investment sub-adviser to the growth portion of the Equity Fund and will serve as investment sub-adviser to the Growth Portfolio. As of September 30, 2003, Waddell & Reed, together with its investment management affiliate, managed approximately $31.5 billion in total assets. Waddell & Reed commenced operations as sub-adviser of the Equity Fund on January 30, 2004.

     During the fiscal year ended October 31, 2003, Alliance Capital Management Corporation ("Alliance"), the prior sub-adviser, received for its services an advisory fee at an annual rate of 0.325% of the net assets up to $50 million, 0.25% of the net assets over $50 million up to $100 million, and 0.20% of net assets over $100 million up to $200 million, and 0.15% of net assets in excess of $200 million. Waddell & Reed will be paid the same advisory fee for serving as investment sub-adviser to the Growth Portfolio as it currently receives for serving as investment sub-adviser to the Equity Fund.

     Equity Fund and Value Fund (Value Portfolio): NWQ Investment Management Co., LLC, located at 2049 Century Park East, 4th Floor, Los Angeles, California 90067, serves as investment sub-adviser to the value portion of the Equity Fund and will serve as investment sub-adviser to the Value Portfolio. NWQ is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of NWQ management.

     During the fiscal year ended October 31, 2003, ICAP received for its services an advisory fee at an annual rate of 0.35% of the net assets the up to $500 million, 0.30% of the net assets over $500 million up to $1 billion, and 0.25% of net assets in excess of $1 billion. NWQ will be paid the same advisory fee for serving as investment sub-adviser to the Value Portfolio as it currently receives for serving as investment sub-adviser to the Equity Fund.

     The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. Shareholders will be given notice of any change in sub-adviser.

Equity Fund and Portfolio Managers


     Daniel P. Becker, CFA, Senior Vice President; Philip J. Sanders, CFA, Senior Vice President; and Chace Brundige have primary portfolio management responsibility for the growth portion of the Equity Fund and for the Growth Portfolio. Mr. Becker joined Waddell & Reed in October 1989 as an investment analyst. In January 1994 he assumed responsibility for equity institutional accounts. In January 1997 he was named portfolio manager. Mr. Sanders joined Waddell & Reed in August 1998 as a vice president and portfolio manager. He was appointed senior vice president in July 2000. Mr. Brundige began his investment career at UMB Financial Corp. in 1991. He joined TCW/WestBridge Ventures LLC as a vice president and limited partner. He rejoined Waddell & Reed in August 2003 as an assistant portfolio manager to the large cap growth equity team.

     Jon Bosse, Chief Investment Officer, heads the investment team of industry specific equity analysts and has primary portfolio management responsibility for the value portion of the Equity Fund and for the Value Portfolio. Mr. Bosse joined NWQ in 1996. Prior to that time, he was director of research and a portfolio manager at Arco.


                  ADDITIONAL INFORMATION ABOUT THE EQUITY FUND,
                       THE GROWTH FUND AND THE VALUE FUND


     Information about the Equity Fund, the Growth Fund, the Value Fund, the Growth Portfolio and the Value Portfolio is included in (i) the current Prospectus for the Equity Fund (Class A, Class B and Class C shares) dated February 28, 2003, as supplemented on June 26, 2003; (ii) the Prospectus for the Equity Fund (Class Y shares) dated February 28, 2003, as supplemented on July 26, 2003; (iii) the Prospectus for the Growth Fund and the Value Fund (Class A, Class B, Class C and Class Y shares) dated March 1, 2004; (iv) the Statement of Additional Information for the Equity Fund dated February 28, 2003; (v) the Statement of Additional Information for the Growth Fund dated March 1, 2004;
(vi) the Statement of Additional Information for the Value Fund dated March 1, 2004; and (vii) the registration statement for the Growth Portfolio and the Value Portfolio dated March 1, 2004 (to be filed on March 1, 2004), each of which have been filed with the SEC. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by writing or calling the Equity Fund, the Growth Fund or the Value Fund at the address or toll-free number listed on the cover page of this Proxy Statement/Prospectus.


     The Equity Fund, the Growth Fund and the Value Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the Midwest Regional Office of the SEC, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                 OTHER BUSINESS

     The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               VOTING INFORMATION


     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Equity Fund on or about February 2, 2004. Only shareholders of record as of the close of business on the Record Date, January 9, 2004, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.


     A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Proxy Solicitation

     Proxies are solicited by mail. Additional solicitations may be made by telephone, telegraph or personal contact by officers or employees of the Adviser and its affiliates or by proxy soliciting firms retained by the Adviser. The cost of the solicitation, including the costs of any third party proxy solicitor, will be borne by the Adviser.

Quorum

     The holders of majority of the shares of the Equity Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

Vote Required

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of the Equity Fund, with all classes voting together and not by class. Shareholders of the Equity Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Effect of Abstentions and Broker "Non-Votes"

     For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. As a result, such abstentions and broker "non-votes" will have the effect of a vote against the Reorganization Agreement.

Adjournments

     In the event that sufficient votes to approve the Reorganization are not received to approve the proposal, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders of each of the Funds.

Share Information

     As of the Record Date, no shares of the Growth Fund or the Value Fund were outstanding.

     The chart below lists the number of shares of each class of the Equity Fund that were outstanding as of the close of business on the Record Date:

     Shares Outstanding on Record Date


         Class    Equity Fund
        -------   -----------
        Class A    1,129,030
        Class B      245,129
        Class C       49,625
        Class Y    3,306,453



     On January 9, 2004, to the knowledge of the Trust, the following shareholders owned, either beneficially or of record, 5% or more of the outstanding shares of the Equity Fund:



      Name and Address of Owner         Number of Shares   Percentage of Fund
-------------------------------------   ----------------   ------------------
Class A:                                    1,936,030            89.39%

HSBC Brokerage USA Inc.
Laurence J. Mattola
452 Fifth Avenue
New York, New York 10018

Class B:                                      245,129            99.56%

HSBC Brokerage USA Inc.
Roth IRA FBO Jared T. Dulmage
452 Fifth Avenue
New York, New York 10018

Class C:                                       49,625              100%

HSBC Brokerage USA Inc.
IRA FBO Arthur Bischoff Jr.
452 Fifth Avenue
New York, New York 10018

Class Y:

HSBC Bank USA                  1,617,679   48.85%
HSBC Bank USA Plan
P.O. Box 1329
Buffalo, New York 14240

HSBC Brokerage USA Inc.          884,785   26.72%
IRA FBO Robert J. Buchanan
452 Fifth Avenue
New York, New York 10018

Kinco and Co.                    803,989   24.28%
FBO 5667
One Hanson Place Lower Level
Brooklyn, New York 11243



     As of January 9, 2004, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of the Equity Fund.


                                  LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of the Growth Fund and the Value Fund will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.


     THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT INCLUDING THE SALE OF ALL OF THE WADDELL & REID ASSETS TO THE GROWTH FUND AND THE SALE OF ALL OF THE NWQ ASSETS TO THE VALUE FUND, THE TERMINATION OF THE EQUITY FUND AND THE DISTRIBUTION OF SHARES OF THE GROWTH FUND AND THE VALUE FUND TO SHAREHOLDERS OF THE EQUITY FUND, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

                                    EXHIBIT A

                               HSBC INVESTOR FUNDS

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this _____ day of ___________, 2003, by HSBC Investor Funds, a Massachusetts business trust ("Trust"), with its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219, on behalf of the HSBC Investor Growth Fund ("Growth Fund")and HSBC Investor Value Fund ("Value Fund") (each an "Acquiring Fund" and together, the "Acquiring Funds"), each a separate series of the Trust, and the HSBC Investor Equity Fund ("Acquired Fund"), another separate series of the Trust.


WHEREAS, the assets of the Acquired Fund that are under the management of Waddell & Reed Investment Management Company are herein referred to as the "Waddell & Reed Assets" and the assets of the Acquired Fund that are under management by NWQ Investment Management Company, LLC are herein referred to as the "NWQ Assets";

WHEREAS, the liabilities directly related to the Waddell & Reed Assets plus a pro rata portion (calculated on the basis of relative net assets) of the liabilities of the Acquired Fund not directly related to the Waddell & Reed Assets or the NWQ Assets are herein referred to as the "Waddell & Reed Liabilities" and the liabilities directly related to the NWQ Assets plus a pro rata portion (calculated on the basis of relative net assets) of the liabilities of the Acquired Fund not directly related to the Waddell & Reed Assets or the NWQ Assets are herein referred to as the "NWQ Liabilities";

WHEREAS, the reorganization and liquidation contemplated by this Agreement will consist of (i) the transfer of all of the Waddell & Reed Assets to the Growth Fund in exchange solely for Class A, Class B, Class C, and Class Y shares of beneficial interest of the Growth Fund ("Growth Fund Shares"), the assumption by the Growth Fund of all of the Waddell & Reed Liabilities, (ii) the transfer of all of the NWQ Assets to the Value Fund in exchange solely for Class A, Class B, Class C, and Class Y shares of beneficial interest of the Value Fund ("Value Fund Shares"), the assumption by the Value Fund of all of the NWQ Liabilities, and (iii) the distribution of the Growth Fund Shares and the Value Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement;


WHEREAS, the Acquired Fund and each of the Acquiring Funds are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Funds are permitted to invest;


WHEREAS, the Growth Fund has been organized to hold the Waddell & Reed Assets and the Value Fund has been organized to hold the NWQ Assets and each Acquiring Fund has had no assets and has carried on no business activities prior to the date first shown above and will have had no assets and will have carried on no business activities prior to the consummation of this transactions described herein;

WHEREAS, the Trustees of the Trust have determined, with respect to the Acquiring Funds, that (i) the exchange of all of the Waddell & Reed Assets for Growth Fund Shares and the assumption of all Waddell & Reed Liabilities by the Growth Fund and (ii) the exchange of all of the NWQ Assets for Value Fund Shares and the assumption of all NWQ Liabilities by the Value Fund is in the best interests of the Acquiring Funds and their shareholders and that the interests of the existing shareholders of the Acquiring Funds would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of the Trust also have determined, with respect to the Acquired Fund, that (i) the exchange of all of the Waddell & Reed Assets for Growth Fund Shares and the assumption of all Waddell & Reed Liabilities by the Growth Fund and (ii) the exchange of all of the NWQ Assets for Value Fund Shares and the assumption of all NWQ Liabilities by the Value Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;


NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUNDS IN EXCHANGE FOR GROWTH FUND SHARES AND VALUE FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND


     1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to (i) transfer all of the Waddell & Reed Assets, as set forth in paragraph 1.2, to the Growth Fund and (ii) transfer all of the NWQ Assets, as set forth in paragraph 1.2, to the Value Fund. The Growth Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, and Class Y Growth Fund Shares, determined by dividing the net asset value of the Waddell & Reed Assets transferred with respect to each corresponding class (Class A, Class B, Class C, and Class Y, respectively), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Growth Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all of the Waddell & Reed Liabilities, as set forth in paragraph 1.3. The Value Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, and Class Y Value Fund Shares, determined by dividing the net asset value of the NWQ Assets transferred with respect to each corresponding class (Class A, Class B, Class C, and Class Y, respectively), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Value Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all of the NWQ Liabilities, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date").

     1.2 The assets of the Acquired Fund to be acquired by the Growth Fund shall consist of all assets and property of the Acquired Fund under the management of Waddell & Reed, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date and that are under the management of Waddell & Reed on the Closing Date (collectively, the "Waddell & Reed Assets"). The assets of the Acquired Fund to be acquired by the Value Fund shall consist of all assets and property of the Acquired Fund under the management of NWQ, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date and that are under the management of NWQ on the Closing Date (collectively, the "NWQ Assets" and, together with the Waddell & Reed Assets, the "Assets").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Growth Fund shall assume all of the liabilities of the Acquired Fund related to the Waddell & Reed Assets being acquired, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 and a pro rata portion (calculated on the basis of relative net assets as of the Valuation Date) of the liabilities of the Acquired Fund not directly related to the Waddell & Reed Assets or the NWQ Assets (collectively, "Waddell & Reed Liabilities"). The Value Fund shall assume all of the liabilities of the Acquired Fund related to the NWQ Assets being acquired, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 and a pro rata portion (calculated on the basis of relative net assets as of the Valuation Date) of the liabilities of the Acquired Fund not directly related to the Waddell & Reed Assets or the NWQ Assets (collectively, "NWQ Liabilities" and, together with the Waddell & Reed Liabilities, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date. Alternatively, the Acquired Fund may, if eligible, treat the distribution to its shareholders of the Growth Fund Shares and the Value Fund Shares in complete liquidation of the Acquired Fund as having paid out its earnings and profits for purposes of computing the Equity Fund's dividends paid deduction for its final taxable year ending on the Closing Date.


     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Growth Fund Shares and Value Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by (i) the transfer of the Growth Fund Shares then credited to the account of the Acquired Fund on the books of the Growth Fund to open accounts on the share records of the Growth Fund in the names of the Acquired Fund Shareholders and
(i) the transfer of the Value Fund Shares then credited to the account of the Acquired Fund on the books of the Value Fund to open accounts on the share records of the Value Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, and Class Y Growth Fund Shares plus the aggregate net asset value of Class A, Class B, Class C, and Class Y Value Fund Shares to be so credited to Class A, Class B, Class C, and Class Y Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund ("Acquired Fund Shares") of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Growth Fund shall not issue certificates representing the Class A, Class B, Class C, and Class Y of Growth Fund Shares in connection with such exchange and the Value Fund shall not issue certificates representing the Class A, Class B, Class C, and Class Y of Value Fund Shares in connection with such exchange.

     1.5 Ownership of Growth Fund Shares and the Value Fund Shares will be shown on the books of the Acquiring Funds' Transfer Agent, as defined in paragraph 3.3.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Trust's Board of Trustees.

     2.2 The net asset value of a Class A, Class B, Class C, and Class Y share of the Growth Fund shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Growth Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Trust's Board of Trustees. The net asset value of a Class A, Class B, Class C, and Class Y share of the Value Fund shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Value Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Trust's Board of Trustees.


     2.3 The number of the Class A, Class B, Class C, and Class Y shares of the Growth Fund to be issued (including fractional shares, if any) in exchange for the Waddell & Reed Assets shall be determined with respect to each such class by dividing the net value of Waddell & Reed Assets with respect to the Class A, Class B, Class C, and Class Y of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Growth Fund Share, determined in accordance with paragraph 2.2. The number of the Class A, Class B, Class C, and Class Y shares of the Value Fund to be issued (including fractional shares, if any) in exchange for the NWQ Assets shall be determined with respect to each such class by dividing the net value of NWQ Assets with respect to the Class A, Class B, Class C, and Class Y of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Value Fund Share, determined in accordance with paragraph 2.2.


     2.4 All computations of value shall be made by BISYS Fund Services ("BISYS"), in its capacity as administrator for the Trust and shall be subject to confirmation by the Trust's independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be on March 12, 2004, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.


     3.2 The Trust shall direct HSBC Bank USA, as custodian for the Acquired Fund ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Waddell & Reed Assets shall have been delivered in proper form to the Growth Fund, and the NWQ Assets shall have been delivered in proper form to the Value Fund, within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Funds since the Custodian also serves as the custodian for the Acquiring Funds. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Funds duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Funds as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

     3.3 The Trust shall direct BISYS, in its capacity as transfer agent for the Trust ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, and Class Y shares owned by each such shareholder immediately prior to the Closing.

     Each Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Growth Fund Shares or Value Fund Shares, as applicable, will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Growth Fund Shares or Value Fund Shares, as applicable, have been credited to the Acquired Fund's account on the books of the Growth Fund or the Value Fund, as applicable. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Acquiring Fund(s) or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants as follows:

          (a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust, as amended ("Charter"), to own all of its Assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class A, Class B, Class C, and Class Y Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

          (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Charter or the Trust's By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

          (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

          (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2002 have been audited by KPMG LLP, independent accountants, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Funds) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at April 30, 2003 (unaudited) are, or will be when sent to Acquired Fund Shareholders in the regular course, in accordance with GAAP consistently applied, and such statements (copies of which have been, or will be, furnished to each Acquiring Fund) present or will present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, including all known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date;

          (k) Since April 30, 2003, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Funds. For the purposes of this subparagraph (k), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (l) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (m) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code'), for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date or, with respect to its final taxable year ending on the Closing Date, will, if eligible, treat all of its earnings and profits as having been distributed for purposes of computing its dividends paid deduction;

          (n) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (p) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

          (q) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph
(q) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Funds for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

     4.2 The Trust, on behalf of the Growth Fund, represents and warrants as follows:

          (a) The Growth Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Charter to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B, Class C, and Class Y Shares for the Growth Fund under the 1933 Act, is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Growth Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Growth Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) The Growth Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Growth Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Growth Fund, is a party or by which it is bound;

          (f) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Growth Fund's knowledge, threatened against the Trust, on behalf of the Growth Fund, or any of the Growth Fund's properties or assets that, if adversely determined, would materially and adversely affect the Growth Fund's financial condition or the conduct of its business. The Trust, on behalf of the Growth Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Growth Fund's business or its ability to consummate the transactions herein contemplated;

          (g) All issued and outstanding Growth Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Growth Fund has no outstanding any options, warrants or other rights to subscribe for or purchase any Growth Fund Shares, nor is there outstanding any security convertible into any Growth Fund Shares;

          (h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Growth Fund, and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Growth Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (i) The Class A, Class B, Class C, and Class Y Growth Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Growth Fund Shares, and will be fully paid and non-assessable by the Growth Fund;

          (j) The information to be furnished by the Growth Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

          (k) Prior to the Closing Date, the Growth Fund will have carried on no business activity and will have had no assets or liabilities; and

          (l) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Growth Fund and the Growth Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph
(l) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

     4.3 The Trust, on behalf of the Value Fund, represents and warrants as follows:

          (a) The Value Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Charter to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B, Class C, and Class Y Shares for the Value Fund under the 1933 Act, is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Value Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Value Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) The Value Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Value Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Value Fund, is a party or by which it is bound;

          (f) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Value Fund's knowledge, threatened against the Trust, on behalf of the Value Fund, or any of the Value Fund's properties or assets that, if adversely determined, would materially and adversely affect the Value Fund's financial condition or the conduct of its business. The Trust, on behalf of the Value Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Value Fund's business or its ability to consummate the transactions herein contemplated;

          (g) All issued and outstanding Value Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Value Fund has no outstanding any options, warrants or other rights to subscribe for or purchase any Value Fund Shares, nor is there outstanding any security convertible into any Value Fund Shares;

          (h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Value Fund, and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Value Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (i) The Class A, Class B, Class C, and Class Y Value Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Value Fund Shares, and will be fully paid and non-assessable by the Value Fund;

          (j) The information to be furnished by the Value Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

          (k) Prior to the Closing Date, the Value Fund will have carried on no business activity and will have had no assets or liabilities; and

          (l) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Value Fund and the Value Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph
(l) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 Each Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Class A, Class B, Class C, and Class Y Growth Fund Shares and the Class A, Class B, Class C, and Class Y Value Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 Subject to the provisions of this Agreement, each Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.5 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, and Class Y Growth Fund Shares and the Class A, Class B, Class C, and Class Y Value Fund Shares received at the Closing.

     5.6 The Acquired Fund will provide the Acquiring Funds with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the

1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7 Each Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.


     5.8 The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by either Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of either Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (i) the Trust's, on behalf of the Acquired Fund's, title to and possession of the Growth Fund Shares or Value Fund Shares, as applicable, to be delivered hereunder, and (ii) the Trust's, on behalf of the Acquiring Fund's, title to and possession of all the Waddell & Reed Assets or the NWQ Assets, as applicable, and to otherwise to carry out the intent and purpose of this Agreement.


     5.9 Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to operate after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Trust, on behalf of each Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 The Trust, on behalf of each Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of each Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

     6.3 The Trust, on behalf of each Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

     6.4 The Acquired Fund and each Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B, Class C, and Class Y Growth Fund Shares or Value Fund Shares, as applicable, to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

     The obligations of the Trust, on behalf of each Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;


     7.2 The Trust shall have delivered to the Growth Fund a statement of the Waddell & Reed Assets and Waddell & Reed Liabilities, and to the Value Fund a statement of the NWQ Assets and NWQ Liabilities, as of the Closing Date, certified by the Treasurer of the Trust;


     7.3 The Trust, on behalf of the Acquired Fund, shall have delivered to each Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Funds shall reasonably request;

     7.4 The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date; and

     7.5 The Acquired Fund and each Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B, Class C, and Class Y Growth Fund Shares or Value Fund Shares, as applicable, to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

     7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; alternatively, with respect to its final taxable year ending on the Closing Date, the Acquired Fund may, if eligible, treat earnings and profits as having been distributed for purposes of computing its dividends paid deduction.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of each of the Acquiring Funds, the other parties to this Agreement shall, at their option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Charter, the Trust's By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Funds. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Acquired Fund, provided that any party hereto may for itself waive any of such conditions; and

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.   INDEMNIFICATION

     9.1 The Trust, out of the Growth Fund's assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Growth Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2 The Trust, out of the Value Fund's assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Value Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.3 The Trust, out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless each Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  BROKERAGE FEES AND EXPENSES

     10.1 The Trust, on behalf of each Acquiring Fund and on behalf of the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 The expenses relating to the proposed Reorganization will be borne solely by HSBC Asset Management (Americas), Inc. and its affiliates. No such expenses shall be borne by the Acquired Fund or the Acquiring Funds, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The Trust has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or either Acquiring Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and each Acquiring Fund in Sections 9.1, 9.2 and 9.3 shall survive the Closing.

12.  TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class B, Class C, and Class Y Growth Fund Shares and the number of Class A, Class B, Class C, and Class Y Value Fund Shares to be issued to the Class A, Class B, Class C, and Class Y Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Trust, 3435 Stelzer Road, Columbus, Ohio, 43219 attn: Mark. L. Suter, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: David J. Harris.

15.  HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

     15.3 The warranties, representations, and agreements contained in this Agreement made by the Trust, on behalf of each of the Acquiring Funds, are made on a several (and not joint, or joint and several) basis.

     15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

                                        HSBC INVESTOR FUNDS, on behalf of its
                                        HSBC INVESTOR EQUITY FUND


                                        By:
                                            ------------------------------------
                                            Name:
                                            Title:


                                        HSBC INVESTOR FUNDS, on behalf of its
                                        HSBC INVESTOR GROWTH FUND


                                        By:
                                            ------------------------------------
                                            Name:
                                            Title:


                                        HSBC INVESTOR FUNDS, on behalf of its
                                        HSBC INVESTOR VALUE FUND


                                        By:
                                            ------------------------------------
                                            Name:
                                            Title:

                                     PART B

                               HSBC INVESTOR FUNDS

                            HSBC Investor Equity Fund
                            HSBC Investor Growth Fund
                            HSBC Investor Value Fund

--------------------------------------------------------------------------------

                       Statement of Additional Information


                                January 28, 2004

--------------------------------------------------------------------------------

                  Acquisition of the Assets and Liabilities of

                           HSBC Investor Equity Fund,
                    a series of HSBC Investor Funds ("Trust")
                                 ("Equity Fund")
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035

                        By and in Exchange for Shares of

HSBC Investor Growth Fund,               and   HSBC Investor Value Fund,
a series of the Trust ("Growth Fund")          a series of the Trust
3435 Stelzer Road, Columbus,                   ("Value Fund") 3435 Stelzer Road,
Ohio 43219-3035                                Columbus, Ohio 43219-3035


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated March 1, 2004, relating specifically to the acquisition of all of the assets of the Equity Fund by the Growth Fund and the Value Fund, each a separate series of the Trust, and the assumption of all liabilities of the Equity Fund by the Growth Fund and the Value Fund in exchange for shares of the Growth Fund and the Value Fund and the subsequent liquidation of the Equity Fund.


     To obtain a copy of the Proxy Statement/Prospectus, please write to HSBC Investor Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035 or call (800) 782-8183. The transfers are to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information incorporates by reference the following described documents, each of which accompanies this Statement of Additional Information:

          1. (i) the current Prospectus for the Equity Fund (Class A, Class B and Class C shares) dated February 28, 2003 (previously filed on EDGAR, Accession No: 0000950117-03-000882), as supplemented on June 26, 2003 (previously filed on EDGAR, Accession No: 0000943663-03-000303); (ii) the Prospectus for the Equity Fund (Class Y shares) dated February 28, 2003 (previously filed on EDGAR, Accession No: 0000950117-03-000882), as supplemented on June 26, 2003 (previously filed on EDGAR, Accession No:
     000943663-03-000303); and (iii) the Prospectus for the Growth Fund and the Value Fund (Class A, Class B, Class C and Class Y shares) dated March 1, 2004 (previously filed on EDGAR, Accession No. 0000950117-04-000252);

          2. (i) the Statement of Additional Information for the Equity Fund dated February 28, 2003 (previously filed on EDGAR, Accession No:
     0000950117-03-000882); (ii) the Statement of Additional Information for the Growth Fund dated March 1, 2004 (previously filed on EDGAR, Accession No. 0000950117-04-000252); and (iii) the Statement of Additional Information for the Value Fund dated March 1, 2004 (previously filed on EDGAR, Accession No: 0000950117-04-000252);

          3. Registration statement for the HSBC Investor Growth Portfolio and the HSBC Investor Value Portfolio, each a series of HSBC Investor Portfolios, dated March 1, 2004 (will be filed on March 1, 2004);


          4. Annual Report to Shareholders of HSBC Investor Funds, with respect to the Equity Fund (Class A, Class B, Class C, Class C and Class Y), for the fiscal year ended October 31, 2002 filed on Form N-30D (previously filed on EDGAR, Accession No: 0000950117-03-000064);

          5. Semi-Annual Report to Shareholders of HSBC Investor Funds, with respect to the Equity Fund (Class A, Class B, Class C, Class C and Class
     Y), for the six months ended April 30, 2003 filed on Form N-CSR (previously filed on EDGAR, Accession No.: 0000950117-03-002949); and

          6. Pro forma financial statements of the Equity Fund, the Growth Fund and the Value Fund giving effect to the proposed Reorganization described in the Proxy Statement/Prospectus as of April 30, 2003.

                         Pro Forma Financial Statements


     Shown below are unaudited pro forma financial statements for the divided Equity Fund, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated January 28, 2004. The Reorganization relates specifically to the acquisition of all of the assets of the Equity Fund by the Growth Fund and the Value Fund, each a separate series of the Trust, and the assumption of all liabilities of the Equity Fund by the Growth Fund and the Value Fund in exchange for shares of the Growth Fund and the Value Fund and the subsequent liquidation of the Equity Fund.

     The Value Fund will be the accounting survivor upon the close of the reorganization. This means that the Value Fund will carry the financial statements of the Equity Fund forward as its own. No securities held after the transaction will be sold by the Value Fund or the Growth Fund to comply with the investment compliance/restrictions of the surviving portfolio.


     We have estimated these pro forma numbers in good faith, based on information contained in the Semi-Annual Report for the Equity Fund for the six months ended April 30, 2003 for each class of shares with certain adjustments.

     Since the figures shown for the Equity Fund are as of April 30, 2003, certain adjustments have been made in calculating pro forma in order to reflect:

          (i) the impact of a substantial in-kind redemption made July 18, 2003, causing the Equity Fund to be less than half the size it was on April 30, 2003;

          (ii) the impact on the pro forma fees and expenses of the Growth Fund and the Value Fund of the additional fixed costs and diseconomies of scale that may occur as a result of the Equity Fund being split in the Reorganization; and

          (iii) the impact on the pro forma fees and expenses of the Growth Fund and the Value Fund of the contemplated master-feeder structure.

     Additional information regarding the performance of the Equity Fund is contained in "Management's Discussion of Equity Fund Performance and Financial Highlights" in this Proxy Statement/Prospectus.


     The first table presents pro forma Statements of Assets and Liabilities for the split Equity Fund. The first table presents the Assets and Liabilities for each of the Equity Fund, the Equity Fund after the redemption in-kind and the Growth Fund and Value Fund. The second table presents pro forma Statements of Operations for the split Equity Fund. The second table presents, among other things, the investment income and expenses for each Fund.

     The third table presents a pro forma Portfolio of Investments for the Equity Fund, with adjustments to reflect the effect a substantial redemption in-kind that occurred July 18, 2003 would have had on the Equity Fund if that redemption in-kind had taken place on April 30, 2003. The fourth table presents a pro forma Portfolio of Investments for the both the Growth Fund and the Value Fund, based on the pro forma Equity Fund Portfolio of Investments shown in the third table and reflecting the split of the Equity Fund.


     The tables are followed by the Notes to the Pro Forma Financial Statements.

HSBC INVESTOR FAMILY OF FUNDS

Pro Forma Statements of Assets and Liabilities - April 30, 2003 (Unaudited)

                                                                Equity                         Equity          Adjustment
                                                                 Fund        Adjustment   Fund (adjusted)*  explanatory notes
                                                             ------------  -------------  ----------------  -------------------
Assets:

Investments, at value                                        $219,901,727  $(164,738,370)   $ 55,163,357    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

Investments in Master Portfolio                                        --             --              --    N/A

Cash                                                              131,915        (98,824)         33,091    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

Interest and dividends receivable                                 145,721       (109,166)         36,555    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

Receivable for capital shares issued                              164,372       (123,139)         41,233    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

Receivable for investments sold                                   959,313       (718,665)        240,648    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

Prepaid expenses                                                   16,290        (12,204)          4,086    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

                                                             ------------                  -------------
Total Assets                                                  221,319,338                     55,518,970
                                                             ------------                  -------------

Liabilities:

Payable for investments purchased                               1,094,104       (819,643)        274,461    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

Payable for capital shares redeemed                                12,636         (9,466)          3,170    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

Accrued expenses and other liabilities:

   Investment management                                           44,791        (33,555)         11,236    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

   Administration                                                  15,800        (11,836)          3,964    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

   Distribution                                                     1,469         (1,100)            369    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

   Shareholder servicing                                            3,852         (2,886)            966    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).

   Other                                                           23,725        (17,773)          5,952    Adjustment is
                                                                                                            balance as of
                                                                                                            4/30/03 multiplied
                                                                                                            by the percentage
                                                                                                            decrease in assets
                                                                                                            due to the HSBC
                                                                                                            redemption in-kind
                                                                                                            (74.9145%).




                                                             ------------                  -------------
Total Liabilities                                               1,196,377                        300,118
                                                             ------------                  -------------

Net Assets                                                   $220,122,961                  $  55,218,852
                                                             ============                  =============

Composition of Net Assets:

Capital                                                      $280,225,429  $(164,904,109)   $115,321,320    April 30th value of
                                                                                                            shares redeemed on
                                                                                                            7/18/03.

Accumulated net investment income                                  64,981           --            64,981    No adjustment
                                                                                                            considered
                                                                                                            necessary.

Accumulated net realized losses from investment and
   futures transactions                                       (53,062,896)     2,402,113     (50,660,783)   Realized Gains were
                                                                                                            adjusted for the
                                                                                                            actual gains
                                                                                                            realized on the
                                                                                                            sale of securities
                                                                                                            from the HSBC
                                                                                                            redemption in-kind.

Unrealized appreciation (depreciation) from investments        (7,104,553)    (2,402,113)     (9,506,666)   Unrealized Gains
                                                                                                            were adjusted for
                                                                                                            the actual gains
                                                                                                            realized on the
                                                                                                            sale of securities
                                                                                                            from the HSBC
                                                                                                            redemption in-kind.

                                                             ------------                  -------------
Net Assets                                                   $220,122,961                  $  55,218,852
                                                             ============                  =============

Class A (Investor) Shares

Net Assets                                                   $ 17,153,898  $        --      $ 17,153,898    No adjustment
                                                                                                            considered
                                                                                                            necessary.

Shares Outstanding                                              1,594,809           --         1,594,809    No adjustment
                                                                                                            considered
                                                                                                            necessary.

Net Asset Value and Redemption Price per share               $      10.76                   $     10.76
                                                             ============                   ===========
Class B Shares

Net Assets                                                   $  1,875,468  $        --      $  1,875,468    No adjustment
                                                                                                            considered
                                                                                                            necessary.

Shares Outstanding                                                178,803           --           178,803    No adjustment
                                                                                                            considered
                                                                                                            necessary.
Net Asset Value, Offering Price and Redemption Price
   per share**                                               $      10.49                   $     10.49
                                                             ============                   ===========
Class C Shares
Net Assets                                                   $    493,442  $        --      $   493,442     No adjustment
                                                                                                            considered
                                                                                                            necessary.

Shares Outstanding                                                 46,798           --           46,798     No adjustment
                                                                                                            considered
                                                                                                            necessary.
Net Asset Value, Offering Price and Redemption Price
   per share**                                               $      10.54                  $       10.54
                                                             ============                  =============

Class Y Shares

Net Assets                                                   $200,600,153  $ 164,904,109    $ 35,696,044    April 30th value of
                                                                                                            shares redeemed on
                                                                                                            7/18/03.

Shares Outstanding                                             18,660,542     15,339,917       3,320,625    Shares redeemed on
                                                                                                            7/18/03
Net Asset Value, Offering Price and Redemption Price
   per share                                                 $      10.75                  $       10.75
                                                             ============                  =============

*On 7/18/03 HSBC redeemed 15,339,917.122 shares from the Equity Fund. On 4/30/03 those shares would have been worth $164,904,109.06 at the $10.75 NAV on that day.

**Redemption Price per share varies by length of time shares are held.

                   See notes to proforma financial statements.

HSBC INVESTOR FAMILY OF FUNDS
Pro Forma Statements of
Assets and Liabilities --
April 30, 2003 (Unaudited)

                                                                Equity         Large Cap Growth
                                                            Fund (adjusted)*   Split Adjustment
                                                            ----------------  -----------------
Assets:

Investments at value                                         $ 55,163,357      $(55,163,357)

Investments in Master Portfolio                                        --        26,621,836



Cash                                                               33,091           (17,121)

Interest and dividends receivable                                  36,555           (28,316)



Receivable for capital shares issued                               41,233           (20,616)

Receivable for investments sold                                   240,648          (180,736)

Prepaid expenses                                                    4,086            (2,114)

                                                             ------------
Total Assets                                                   55,518,970
                                                             ------------

Liabilities

Payable for investments purchased                                 274,461          (100,639)

Payable for capital shares redeemed                                 3,170            (1,585)
                                                                                          -

Accrued expenses and other liabilities

   Investment management                                           11,236            (5,816)

   Administration                                                   3,964            (2,052)

   Distribution                                                       369              (191)

   Shareholder servicing                                              966              (500)

   Other                                                            5,952            (3,081)

                                                             ------------
Total Liabilities                                                 300,118
                                                             ------------
Net Assets                                                   $ 55,218,852
                                                             ============
Composition of Net Assets:

Capital                                                       115,321,320      $(59,667,251)


Accumulated net investment income                                  64,981           (64,981)



Accumulated net realized losses from investment and
   futures transactions                                       (50,660,783)       21,549,006

Unrealized appreciation (depreciation) from investments        (9,506,666)        9,506,666


                                                             ------------
Net Assets                                                   $ 55,218,852
                                                             ============
Class A (Investor) Shares
Net Assets                                                   $ 17,153,898      $ (8,908,457)

Shares Outstanding                                              1,594,809          (828,225)
Net Asset Value and Redemption Price per share               $      10.76
                                                             ============
Class B (Investor) Shares
Net Assets                                                   $  1,875,468      $   (973,978)

Shares Outstanding                                                178,803           (92,857)
Net Asset Value Offering Price and Redemption
   Price per share**                                         $      10.49
                                                             ============
Class C (Investor) Shares
Net Assets                                                   $    493,442      $   (256,257)

Shares Outstanding                                                 46,798           (24,303)
Net Asset Value Offering Price and Redemption
    Price per share**                                        $      10.54
                                                             ============
Class V Shares
Net Assets                                                   $ 35,696,044      $(18,537,867)
                                                                3,320,625        (1,724,485)
Shares Outstanding
Net Asset Value Offering Price and Redemption
    Price per share                                          $      10.75
                                                             ============




                                                            Large Cap Growth
                                                                 Fund           Adjustment explanatory notes
                                                            ----------------  ---------------------------------------------
Assets:

Investments at value                                         $         --     Investments will now be in Master Portfolio

Investments in Master Portfolio                                26,621,836     Investments at value multiplied by percentage
                                                                              of securities purchased by the Value Sub-IA
                                                                              (51.74% on 4/30/03)
Cash                                                               15,970     Equity Adjusted multiplied by Value position
                                                                              percentage at April 30, 2003.
Interest and dividends receivable                                   8,239     Actual based on Fund Holdings as of 4/30/03
                                                                              broken out by Sub-IA.

Receivable for capital shares issued                               20,617     50% of Equity Adjusted Fund

Receivable for investments sold                                    59,912     Actual based on Fund Holdings as of 4/30/03
                                                                              broken out by Sub-IA.
Prepaid expenses                                                    1,972     Adjusted multiplied by Value position
                                                                              percentage at April 30, 2003.
                                                             ------------
Total Assets                                                   26,728,546
                                                             ------------

Liabilities

Payable for investments purchased                                 173,822     Actual based on Fund Holdings as of 4/30/03
                                                                              broken out by Sub-IA.
Payable for capital shares redeemed                                 1,585     50% of Equity Adjusted Fund


Accrued expenses and other liabilities:

   Investment management                                            5,420     Equity Adjusted multiplied by Value position
                                                                              percentage at April 30, 2003.
   Administration                                                   1,912     Equity Adjusted multiplied by Value position
                                                                              percentage at April 30, 2003.
   Distribution                                                       178     Equity Adjusted multiplied by Value position
                                                                              percentage at April 30, 2003.
   Shareholder servicing                                              466     Equity Adjusted multiplied by Value position
                                                                              percentage at April 30, 2003.
   Other                                                            2,871     Equity Adjusted multiplied by Value position
                                                                              percentage at April 30, 2003.
                                                             ------------
Total Liabilities                                                 186,254
                                                             ------------
Net Assets                                                   $ 26,542,292
                                                             ============
Composition of Net Assets:

Capital                                                      $ 55,654,069     Equity Adjusted multiplied by Value position
                                                                              percentage at April 30, 2003

Accumulated net Investment income                                      --     Splitting of Equity Fund will be a taxable
                                                                              transaction. All income with be
                                                                              distributed at that time.

Accumulated net realized losses from investment and
   futures transactions                                       (29,111,777)    Adjustment to make Net Assets match B/S.

Unrealized appreciation (depreciation) from investments                --     Splitting of Equity Fund will be a taxable
                                                                              transaction. All unrealized gains
                                                                              will be realized at that time.
                                                             ------------
Net Assets                                                   $ 26,542,292
                                                             ============
Class A (Investor) Shares
Net Assets                                                   $  8,245,441     Pro-rata allocation on new net assets for the
                                                                              new Fund.
Shares Outstanding                                                766,584     Adjustment so that NAVs do not change.
Net Asset Value and Redemption Price per share               $      10.76
                                                             ============
Class B  Shares
Net Assets                                                   $    901,490     Pro-rata allocation on new net assets for the
                                                                              new Fund.
Shares Outstanding                                                 85,946     Adjustment so that NAVs do not change.
Net Asset Value and Redemption Price per share**             $      10.49
                                                             ============
Class C Shares
Net Assets                                                   $    237,185     Pro-rata allocation on new net assets for the new
                                                                              Fund.
Shares Outstanding                                                 22,495
Net Asset Value Offering Price and Redemption
   Price per share**                                         $      10.54
                                                             ============
Class V Shares
Net Assets                                                   $ 17,158,177     Pro-rata allocation on new net assets for the new
                                                                              Fund.
                                                                1,596,140     Adjustment so that NAVs do not change.
Shares Outstanding
Net Asset Value Offering Price and Redemption
    Price per share                                          $      10.75
                                                             ============

*On 7/18/03 HSBC redeemed 15,339,917.122 shares from the Equity Fund. On 4/30/03 those shares would have been worth $164,904,109.06 at the $10.75 NAV on that day.

**Redemption Price per share varies by length of time shares are held.

                   See notes to proforma financial statements.

HSBC INVESTOR FAMILY OF FUNDS

Pro Forma Statements of Assets and Liabilities - April 30, 2003 (Unaudited)

                                                                        Equity         Large Cap Value    Large Cap Value
                                                                    Fund (adjusted)*   Split Adjustment     Fund
                                                                    ----------------   ----------------   ---------------
Assets:
Investments, at value                                                 $ 55,163,357       $(55,163,357)      $         --
Investments in Master Portfolio                                                 --         28,541,521         28,541,521



Cash                                                                        33,091            (15,970)            17,121

Interest and dividends receivable                                           36,555             (8,239)            28,316

Receivable for capital shares issued                                        41,233            (20,617)            20,616
Receivable for investments sold                                            240,648            (59,912)           180,736

Prepaid expenses                                                             4,086             (1,972)             2,114

                                                                      ------------                          ------------
Total Assets                                                            55,518,970                            28,790,424
                                                                      ------------                          ------------

Liabilities:

Payable for investments purchased                                          274,461           (173,822)           100,639

Payable for capital shares redeemed                                          3,170             (1,585)             1,585

Accrued expenses and other liabilities:
Investment management                                                       11,236             (5,420)             5,816

Administration                                                               3,964             (1,912)             2,052

Distribution                                                                   369               (178)               191

Shareholder servicing                                                          966               (466)               500

Other                                                                        5,952             (2,871)             3,081

                                                                      ------------                          ------------
Total Liabilities                                                          300,118                               113,864
                                                                      ------------                          ------------

Net Assets                                                            $ 55,218,852                          $ 28,676,560
                                                                      ============                          ============
Composition of Net Assets

Capital                                                               $115,321,320       $(55,654,069)      $ 59,667,251

Accumulated net investment income                                           64,981            (64,981)                --



                                                                                --
Accumulated net realized losses from investment and futures
   transactions                                                        (50,660,783)        19,670,092        (30,990,691)
Unrealized appreciation (depreciation) from investments                 (9,506,666)         9,506,666                 --


                                                                      ------------                          ------------
Net Assets                                                            $ 55,218,852                          $ 28,676,560
                                                                      ============                          ============

Class A (Investor) Shares
Net Assets                                                            $ 17,153,898       $ (8,245,441)      $  8,908,457
Shares Outstanding                                                       1,594,809           (766,584)           828,225
Net Asset Value and Redemption Price per share**                      $      10.76                          $      10.76
                                                                      ============                          ============

Class B Shares
Net Assets                                                            $  1,875,468       $   (901,490)      $    973,978
Shares Outstanding                                                         178,803            (85,946)            92,857
Net Asset Value Price and Redemption Price per share**                $      10.49                          $      10.49
                                                                      ============                          ============


Class C Shares
Net Assets                                                            $    493,442       $   (237,185)      $    256,257
Shares Outstanding                                                          46,798            (22,495)            24,303
Net Asset Value, Offering Price and Redemption Price per share**      $      10.54                          $      10.54
                                                                      ============                          ============

Class Y Shares
Net Assets                                                            $ 35,696,044       $(17,158,177)      $ 18,537,867
Shares Outstanding                                                       3,320,625         (1,596,140)         1,724,485
Net Asset Value, Offering Price and Redemption Price per share        $      10.75                          $      10.75
                                                                      ============                          ============



                                                                              Adjustment explanatory notes

                                                                    ------------------------------------------------
Assets:
Investments, at value                                               Investments will now be in Master Portfolio
Investments in Master Portfolio                                     Investments at value multiplied by percentage of
                                                                    securities purchased by the
                                                                    Growth Sub-IA (48.26% on 4/30/03)

Cash                                                                Equity Adjusted multiplied by Growth position
                                                                    percentage at April 30, 2003.
Interest and dividends receivable                                   Actual based on Fund Holdings as of 4/30/03
                                                                    broken out by Sub-IA.
Receivable for capital shares issued                                50% of Equity Adjusted Fund
Receivable for investments sold                                     Actual based on Fund Holdings as of 4/30/03
                                                                    broken out by Sub-IA.
Prepaid expenses                                                    Equity Adjusted multiplied by Growth position
                                                                    percentage at April 30, 2003.

Total Assets


Liabilities:

Payable for investments purchased                                   Actual based on Fund Holdings as of 4/30/03
                                                                    broken out by Sub-IA.
Payable for capital shares redeemed                                 50% of Equity Adjusted Fund

Accrued expenses and other liabilities:
Investment management                                               Equity Adjusted multiplied by Growth position
                                                                    percentage at April 30, 2003.
Administration                                                      Equity Adjusted multiplied by Growth position
                                                                    percentage at April 30, 2003.
Distribution                                                        Equity Adjusted multiplied by Growth position
                                                                    percentage at April 30, 2003.
Shareholder servicing                                               Equity Adjusted multiplied by Growth position
                                                                    percentage at April 30, 2003.
Other                                                               Equity Adjusted multiplied by Growth position
                                                                    percentage at April 30, 2003.

Total Libilities


Net Assets

Composition of Net Assets

Capital                                                             Equity Adjusted multiplied by Growth position
                                                                    percentage at April 30, 2003.
Accumulated net investment income                                   Splitting of Equity Fund will be a taxable
                                                                    transaction. All income with be
                                                                    distributed at that time.


Accumulated net realized losses from investment and futures
   transactions                                                     Adjustment to make Net Assets match B/S.
Unrealized appreciation (depreciation) from investments             Splitting of Equity Fund will be a taxable
                                                                    transaction. All unrealized gains
                                                                    will be realized at that time.

Net Assets


Class A (Investor) Shares
Net Assets                                                          Pro-rata allocation on new net assets for the new Fund.
Shares Outstanding                                                  Adjustment so that NAVs do not change.
Net Asset Value and Redemption Price per share


Class B Shares
Net Assets                                                          Pro-rata allocation on new net assets for the new Fund.
Shares Outstanding                                                  Adjustment so that NAVs do not change.
Net Asset Value, Offering Price and Redemption Price per share**



Class C Shares
Net Assets                                                          Pro-rata allocation on new net assets for the new Fund.
Shares Outstanding                                                  Adjustment so that NAVs do not change.
Net Asset Value, Offering Price and Redemption Price per share**


Class Y Shares
Net Assets                                                          Pro-rata allocation on new net assets for the new Fund.
Shares Outstanding                                                  Adjustment so that NAVs do not change.
Net Asset Value, Offering Price and Redemption Price per share

*On 7/18/03 HSBC redeemed 15,339,917.122 shares from the Equity Fund. On 4/30/03 those shares would have been worth $164,904,109.06 at the $10.75 NAV on that day.

**Redemption Price per share varies by length of time shares are held.

                   See notes to proforma financial statements.

HSBC INVESTOR FAMILY OF FUNDS

Pro Forma Statements of Operations - For the twelve months ended April 30, 2003 (Unaudited)

                                                  Equity                          Equity         Adjustment explanatory notes
                                                   Fund        Adjustment     Fund (adjusted)*
                                               ------------   ------------   -----------------   -------------------------
Investment Income:

Dividend                                       $  2,894,785   $(2,168,615)   $    726,170        Adjustment is balance as of
                                                                                                 4/30/03 multiplied by the
                                                                                                 percentage decrease in assets
                                                                                                 due to the HSBC redemption
                                                                                                 in-kind. (74.9145%)
Investment Income from portfolio                         --                            --
                                               ------------                  ------------
   Total Investment Income                        2,894,785                       726,170
                                               ------------                  ------------

Expenses:

Investment management                               952,749      (713,748)        239,001        Adjustment is balance as of
                                                                                                 4/30/03 multiplied by the
                                                                                                 percentage decrease in assets
                                                                                                 due to the HSBC redemption
                                                                                                 in-kind. (74.9145%)

Administration                                      155,977      (116,849)         39,128        Adjustment is balance as of
                                                                                                 4/30/03 multiplied by the
                                                                                                 percentage decrease in assets
                                                                                                 due to the HSBC redemption
                                                                                                 in-kind. (74.9145%)
Distribution:

   Class B Shares                                    13,358            --          13,358        No adjustment considered
                                                                                                 necessary as this is a Class
                                                                                                 specific expense.

   Class C Shares                                     4,509            --           4,509        No adjustment considered
                                                                                                 necessary as this is a Class
                                                                                                 specific expense.

Shareholder servicing:

   Class A (Investor) Shares                         41,400            --          41,400        No adjustment considered
                                                                                                 necessary as this is a Class
                                                                                                 specific expense.
   Class B Shares                                     4,453            --           4,453        No adjustment considered
                                                                                                 necessary as this is a Class
                                                                                                 specific expense.

   Class C Shares                                     1,503            --           1,503        No adjustment considered
                                                                                                 necessary as this is a Class
                                                                                                 specific expense.

Accounting                                           84,488            --          84,488        No adjustment considered
                                                                                                 necessary as this is a Fixed
                                                                                                 expense.

Custodian                                            79,350            --          79,350        No adjustment considered
                                                                                                 necessary as this is a Fixed
                                                                                                 expense.

Transfer agent                                       79,103            --          79,103        No adjustment considered
                                                                                                 necessary as this is a Fixed
                                                                                                 expense.

Trustee                                               3,593        (2,692)            901        Adjustment is balance as of
                                                                                                 4/30/03 multiplied by the
                                                                                                 percentage decrease in assets
                                                                                                 due to the HSBC redemption
                                                                                                 in-kind. (74.9145%)

Other                                                72,813       (54,548)         18,265        Adjustment is balance as of
                                                                                                 4/30/03 multiplied by the
                                                                                                 percentage decrease in assets
                                                                                                 due to the HSBC redemption
                                                                                                 in-kind. (74.9145%)
                                               ------------                  ------------
   Total Expenses                                 1,493,296                       605,460
                                               ------------                  ------------

Net Investment Income                             1,401,489                       120,710
                                               ------------                  ------------

Net Realized/Unrealized Gains (Losses) From
   Investments:
Net realized gains (losses) from investment
   transactions                                 (42,421,275)    2,402,113     (40,019,162)       Realized Gains were adjusted
                                                                                                 for the actual gains realized
                                                                                                 on the sale of securities from
                                                                                                 the HSBC redemption in-kind.

Change in unrealized appreciation/depreciation                                                   Unrealized Gains were adjusted
   from investments                               3,124,244     (2,402,113)       722,131        for the actual gains realized
                                               ------------                  ------------        on the sale of securities from
Net realized/unrealized gains from investment                                                    the HSBC redemption in-kind.
   transactions                                 (39,297,031)                  (39,297,031)
                                               ------------                  ------------

Change In Net Assets Resulting From Operations $(37,895,542)                 $(39,176,321)
                                               ============                  ============


* On 7/18/03 HSBC redeemed 15,339,917.122 shares from the Equity Fund. On 4/30/03 those shares would have been worth $164,904,109.06 at the $10.75 NAV on that day.

                   See notes to proforma financial statements.

HSBC INVESTOR FAMILY OF FUNDS

Pro Forma Statements of Operations - For the twelve months ended April 30, 2003 (Unaudited)

                                                           Equity         Large Cap Growth
                                                      Fund (adjusted)**   Split Adjustment
                                                      -----------------   ----------------
Investment Income:

Dividend                                                $    726,170        $  (726,170)

Investment income from portfolio                                  --            363,085

                                                        ------------
   Total Investment Income                                   726,170
                                                        ------------

Expenses:

Investment management                                        239,001           (119,500)


Administration                                                39,128            (19,565)



Distribution:

   Class B Shares                                             13,358             (6,679)

   Class C Shares                                              4,509             (2,254)

Shareholder servicing:

   Class A (Investor) Shares                                  41,400            (20,700)

   Class B Shares                                              4,453             (2,227)

   Class C Shares                                              1,503               (751)

Accounting                                                    84,488                 --

Custodian                                                     79,350            (39,675)

Transfer agent                                                79,103                 --

Trustee                                                          901               (450)

Other                                                         18,265             (9,133)

                                                        ------------
   Total Expenses                                            605,460
                                                        ------------

Net Investment Income                                        120,710
                                                        ------------
Net Realized/Unrealized Gains (Losses) From
   Investments:

Net realized gains (losses) from investment
   transactions                                          (40,019,162)        20,009,581

Change in unrealized appreciation/depreciation from
   investments                                               722,131           (361,065)

                                                        ------------
Net realized/unrealized gains from investment
   transactions                                          (39,297,031)
                                                        ------------
Change In Net Assets Resulting From Operations          $(39,176,321)
                                                        ============



                                                      Large Cap Growth
                                                            Fund                      Adjustment explanatory notes
                                                      ----------------   ------------------------------------------------------
Investment Income:

Dividend                                                $         --     Income will now come from Master Portfolio
                                                                         50% of Equity Adjusted Fund relates to the Growth Fund
Investment income from portfolio                             363,085     and 50% relates to the Value Fund.
                                                        ------------
   Total Investment Income                                   363,085
                                                        ------------

Expenses:

Investment management                                        119,501     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.

Administration                                                19,563     50% of Equity Adjusted Fund relate
                                                                         and 50% relates to the Value Fund.

                                                                         50% of Equity Adjusted Fund relates to the Growth Fund
Distribution:                                                            and 50% relates to the Value Fund.

   Class B Shares                                              6,679     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.
   Class C Shares                                              2,255     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund
Shareholder servicing:                                                   50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund
   Class A (Investor) Shares                                  20,700     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.
   Class B Shares                                              2,226     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.
   Class C Shares                                                752     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.
Accounting                                                    84,488     Approximate annual costs per fund, therefore no
                                                                         adjustment considered necessary.
Custodian                                                     39,675     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.
Transfer agent                                                79,103     Approximate annual costs per fund, therefore no
                                                                         adjustment considered necessary.

Trustee                                                          451     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.

Other                                                          9,132     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.
                                                        ------------
   Total Expenses                                            384,525)
                                                        ------------

Net Investment Income                                        (21,440)
                                                        ------------
Net Realized/Unrealized Gains (Losses) From
   Investments:

Net realized gains (losses) from investment
   transactions                                          (20,009,581)    50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.
Change in unrealized appreciation/depreciation from
   investments                                               361,066     50% of Equity Adjusted Fund relates to the Growth Fund
                                                                         and 50% relates to the Value Fund.
                                                        ------------
Net realized/unrealized gains from investment
   transactions                                          (19,648,515)
                                                        ------------
Change In Net Assets Resulting From Operations          $(19,669,955)
                                                        ============

*On 7/18/03 HSBC redeemed 15,339,917.122 shares from the Equity Fund. On 4/30/03 those shares would have been worth $164,904,109.06 at the $10.75 NAV on that day.

                   See notes to proforma financial statements.

HSBC INVESTOR FAMILY OF FUNDS

Pro Forma Statements of Operations - For the twelve months ended April 30, 2003 (Unaudited)


                                                                          Equity         Large Cap Value   Large Cap Value
                                                                     Fund (adjusted)**   Split Adjustment       Fund
                                                                     -----------------   ---------------- ----------------
Investment Income:
Dividend                                                             $         726,170   $       (726,170)$              -
Investment income from portfolio                                                     -            363,085          363,085
                                                                     -----------------                    ----------------
   Total Investment Income                                                     726,170                             363,085
                                                                     -----------------                    ----------------
Expenses:
Investment management                                                          239,001           (119,501)         119,500
Administration                                                                  39,128            (19,564)          19,564
Distribution:
  Class B Shares                                                                13,358             (6,679)           6,679
  Class C Shares                                                                 4,509             (2,255)           2,254
Shareholder servicing:
  Class A (Investor) Shares                                                     41,400            (20,700)          20,700
  Class B Shares                                                                 4,453             (2,226)           2,227
  Class C Shares                                                                 1,503               (752)             751
Accounting                                                                      84,488                  -           84,488
Custodian                                                                       79,350            (39,675)          39,675
Transfer agent                                                                  79,103                  -           79,103
Trustee                                                                            901               (451)             450
Other                                                                           18,265             (9,132)           9,133
                                                                     -----------------                    ----------------
  Total Expenses                                                               605,460                             384,525
                                                                     -----------------                    ----------------

Net Investment Income                                                          120,710                             (21,439)
                                                                     -----------------                    ----------------

Net Realized/Unrealized Gains (Losses) From
  Investments:
Net realized gains (losses) from investment transactions                   (40,019,162)        20,009,581      (20,009,581)

Change in unrealized appreciation/depreciation from investments                722,131           (361,066)         361,065
                                                                     -----------------                    ----------------
Net realized/unrealized gains from investment
   transactions                                                            (39,297,031)                        (19,648,516)
                                                                     -----------------                    ----------------
Change In Net Assets Resulting From Operations                            $(39,176,321)                      $ (19,669,955)
                                                                     =================                    =================

                                                                     Adjustment explanatory notes
                                                             -----------------------------------------------------
Investment Income:
Dividend                                                     Income will now come from Master Portfolio
Investment income from portfolio                             50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.

   Total Investment Income

Expenses:
Investment management                                        50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
Administration                                               50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
Distribution:                                                50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
  Class B Shares                                             50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
  Class C Shares                                             50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
Shareholder servicing:                                       50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
  Class A (Investor) Shares                                  50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
  Class B Shares                                             50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
  Class C Shares                                             50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
Accounting                                                   Approximate annual costs per fund, therefore no adjustment considered necessary.
Custodian                                                    50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
Transfer agent                                               Approximate annual costs per fund, therefore no adjustment considered necessary.
Trustee                                                      50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.
Other                                                        50% of Equity Adjusted Fund relates to the Growth Fund and 50%
                                                             relates to the Value Fund.

  Total Expenses


Net Investment Income


Net Realized/Unrealized Gains (Losses) From
  Investments:
Net realized gains (losses) from investment                  50% of Equity Adjusted Fund relates to the Growth Fund and 50%
    transactions                                             relates to the Value Fund.
Change in unrealized appreciation/depreciation               50% of Equity Adjusted Fund relates to the Growth Fund and 50%
   from investments                                          relates to the Value Fund.
Net realized/unrealized gains from investment
   transactions

Change In Net Assets Resulting From Operations




*On 7/18/03 HSBC redeemed 15,339,917.122 shares from the Equity Fund. On 4/30/03 those shares would have been worth $164,904,109.06 at the $10.75 NAV on that day.







               See notes to proforma financial statements.

HSBC INVESTOR FAMILY OF FUNDS
Notes to Pro Forma Financial Statements - April 30, 2003 (Unaudited)

1.   Organization:

     The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment company. The HSBC Investor Growth Fund and HSBC Investor Value Fund (individually a "Fund", collectively the "Funds") are separate series of the Trust.

     The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Funds offer four classes of shares, Class A (Investor) Shares, Class B Shares, Class C Shares and Class Y Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

2.   Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Fund's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Fund's Board of Trustees.

Securities Transactions and Related Income:

     Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Futures Contracts:

     The Funds may invest in financial futures contracts for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

     Futures contracts may also be entered into for non-hedging purposes. A "sale" of futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

     Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Expense Allocation:

     Expenses directly attributable to each Fund is charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders:

     Dividends from net investment income, if any, are declared and distributed quarterly in the case of the each Fund.

     The Funds' net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to paid-in capital; temporary differences do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes:

     The Funds are a separate taxable entity for federal income tax purposes. The Funds have qualified and intend to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

3.   Related Party Transactions:

Investment Management:

     HSBC Asset Management (Americas) Inc., a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as investment adviser to the Funds. Waddell & Reed Investment Management Company ("Waddell & Reed") and NWQ Investment Management Company, LLC ("NWQ") serve as sub-investment advisers to the HSBC Investor Growth Fund and the HSBC Investor Value Fund, respectively, are paid for their services directly by HSBC. For their services as investment adviser and sub-investment advisers to the Funds, HSBC, Waddell & Reed and NWQ receive in aggregate a per Fund fee accrued daily and paid monthly at an annual rate of:

     Waddell & Reed
     Based on Average Daily Net Assets                              Fee Rate
     ---------------------------------                              --------
     Up to $50 million ..........................................     0.325%
     In excess of $50 million but not exceeding $100 million ....      0.25%
     In excess of $100 million but not exceeding $200 million ...      0.20%
     In excess of $200 million ..................................      0.15%

     NWQ
     Based on Average Daily Net Assets                              Fee Rate
     ---------------------------------                              --------
     Up to $500 million .........................................      0.35%
     In excess of $500 million but not exceeding $1 billion .....      0.30%
     In excess of $1 billion ....................................      0.25%

Administration:

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), which serves as the Trust's administrator, is a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trusts are affiliated. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. Under the terms of the administration agreement, BISYS Ohio receives from the Funds a fee accrued daily and paid monthly at an annual rate of:

     Based on Average Daily Net Assets                              Fee Rate
     ---------------------------------                              --------
     Up to $8 billion ...........................................      0.075%
     In excess of $8 billion but not exceeding $9.25 billion ....      0.07%
     In excess of $9.25 billion but not exceeding $12 billion ...      0.05%
     In excess of $12 billion ...................................      0.03%

     The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each of the HSBC Investor Family of Funds based upon its pro-rata share of net assets.

Distribution Plan:

     BISYS Fund Services Limited Partnership ("BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., serves the Funds as Distributor (the "Distributor"). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Distribution Plan") pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for a monthly payment of actual expenses by the Funds to the Distributor at a rate not to exceed 0.25% of the average daily net assets of Class A (Investor) Shares (currently not being charged) and 0.75% of the average daily net assets of Class B Shares and Class C Shares of the Funds. This payment represents expenses incurred by the Distributor for marketing costs and services rendered in distributing the Fund's shares.

Shareholder Servicing:

     The Trust has entered into a Shareholder Servicing Agreement with its shareholder servicing agents (which currently consists of HSBC and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement may not exceed 0.25% of the average daily net assets of Class A (Investor) Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

Fund Accounting, Transfer Agency and Custodian:

     BISYS Ohio provides fund accounting and transfer agency services for all classes of the Funds. In addition, HSBC HSBC Bank USA serves as custodian for the Funds. For services to the Funds, BISYS Ohio receives an annual fee accrued daily and paid monthly.

4.   Investment Transactions:

     Purchases of and proceeds from sales, excluding short-term securities, for the Equity Fund for the year ended April 30, 2003, totaled:

                                                       Purchases       Sales
                                                     ------------   ------------
     Equity Fund .................................   $159,138,878   $134,395,291

                               HSBC Investor Funds
                            HSBC Investor Equity Fund
                        Pro Forma Schedule of Investments
                                 April 30, 2003
                                   (Unaudited)

               Shares
----------------------------------
                          Equity        Shares Redeemed
  Equity      Shares       Fund            Adjustment
 Fund (1)    Redeemed   (adjusted)   explanatory notes (2)                   Description
---------   ---------   ----------   ---------------------   --------------------------------------------
                                                             COMMON STOCKS - 97.7%
                                                             Aerospace & Defense-- 1.9%
   28,338      21,229      7,109     See (2) below              Northrop Grumman Corp.
   27,369      20,504      6,865     See (2) below              United Technologies Corp.



                                                             Auto Parts & Equipment-- 0.2%
    6,250       4,682      1,568     See (2) below              Johnson Controls, Inc.

                                                             Banking-- 6.0%
   64,050      47,983     16,067     See (2) below              Bank of America Corp.
  136,900     102,559     34,341     See (2) below              Bank One Corp.
   72,700      54,463     18,237     See (2) below              Wells Fargo & Co.



                                                             Biotechnology-- 1.5%
   55,500      41,578     13,922     See (2) below              Amgen, Inc. (c)

                                                             Chemicals-- 0.6%
   30,500      22,849      7,651     See (2) below              Air Products and Chemicals, Inc.

                                                             Commercial Services-- 1.8%
   86,450      64,764     21,686     See (2) below              Accenture Ltd. Class A (c)
  185,000     138,592     46,408     See (2) below              Cendant Corp. (c)


                                                             Computer Software-- 5.2%
   11,400       8,540      2,860     See (2) below              Affiliated Computer Services, Inc. (c)
   43,600      32,663     10,937     See (2) below              First Data Corp.
    7,800       5,843      1,957     See (2) below              Intuit, Inc. (c)
  235,500     176,424     59,076     See (2) below              Microsoft Corp.
   17,300      12,960      4,340     See (2) below              PeopleSoft, Inc. (c)
   10,605       7,945      2,660     See (2) below              Symantec Corp. (c)
   99,400      74,465     24,935     See (2) below              Veritas Software Corp. (c)



                                                             Computers-- 2.5%
  120,000      89,897     30,103     See (2) below              Dell Computer Corp. (c)
  121,000      90,647     30,353     See (2) below              Hewlett-Packard Co.



                                                             Consumer Manufacturing-- 1.4%
    6,900       5,169      1,731     See (2) below              American Standard Cos., Inc. (c)
   59,500      44,574     14,926     See (2) below              Harley-Davidson, Inc.



                                                             Consumer Products-- 7.6%
   25,100      18,804      6,296     See (2) below              Anheuser-Busch Cos., Inc.
   32,500      24,347      8,153     See (2) below              Avon Products, Inc.
   32,250      24,160      8,090     See (2) below              Colgate-Palmolive Co.
   77,750      58,246     19,504     See (2) below              Diageo PLC ADR
   10,660       7,986      2,874     See (2) below              Newell Rubbermaid, Inc.
   76,350      57,197     19,153     See (2) below              PepsiCo, Inc.
   23,100      17,305      5,795     See (2) below              The Clorox Co.
   22,850      17,118      5,732     See (2) below              The Estee Lauder Cos., Inc. Class A
   28,150      21,088      7,062     See (2) below              The Procter & Gamble Co.
   10,500       7,866      2,634     See (2) below              Tiffany & Co.



                                                             Diversified Manufacturing Operations-- 4.1%
   23,000      17,230      5,770     See (2) below              Danaher Corp.
  223,513     167,444     56,069     See (2) below              General Electric Co.
   27,250      20,414      6,836     See (2) below              SPX Corp. (c)



                                                             Electronic Components & Semiconductors-- 4.1
   42,100      31,539     10,561     See (2) below              Altera Corp. (c)
   31,100      23,298      7,802     See (2) below              Applied Materials, Inc. (c)
   96,290      72,135     24,155     See (2) below              Flextronics International Ltd.  (c)
  118,540      88,804     29,736     See (2) below              Intel Corp.

               Value(1)
------------------------------------
                                Equity       Value of Shares Redeemed
  Equity         Shares          Fund              Adjustment
 Fund (1)     Redeemed(2)    (adjusted)(2)     explanatory notes
----------   ------------   --------------   ------------------------


 2,492,327     1,867,115         625,212         See (2) below
 1,691,678     1,267,313         424,365         See (2) below
----------                     ---------
 4,184,005                     1,049,577
----------                     ---------

   514,000       385,061         128,939         See (2) below
----------                     ---------

 4,742,903     3,553,124       1,189,779         See (2) below
 4,935,245     3,697,217       1,238,028         See (2) below
 3,508,502     2,628,378         880,124         See (2) below
----------                     ---------
13,186,650                     3,307,931
----------                     ---------

 3,402,705     2,549,121         853,584         See (2) below
----------                     ---------

 1,313,635       984,104         329,531         See (2) below
----------                     ---------

 1,384,929     1,037,513         347,416         See (2) below
 2,641,800     1,979,092         662,708         See (2) below
----------                     ---------
 4,026,729                     1,010,124

   543,780       407,370         136,410         See (2) below
 1,710,428     1,281,359         429,069         See (2) below
   302,484       226,605          75,879         See (2) below
 6,021,735     4,511,159       1,510,576         See (2) below
   260,019       194,792          65,227         See (2) below
   466,090       349,169         116,921         See (2) below
 2,187,794     1,638,976         548,818         See (2) below
----------                     ---------
11,492,330                     2,882,900
----------                     ---------

 3,469,200     2,598,935       870,265           See (2) below
 1,972,300     1,477,540       494,760           See (2) below
----------                   ---------
 5,441,500                   1,365,025
----------                   ---------

   491,211       367,988       123,223           See (2) below
 2,644,180     1,980,875       663,305           See (2) below
----------                   ---------
 3,135,391                     786,528
----------                   ---------

 1,251,988       937,921       314,067           See (2) below
 1,890,525     1,416,278       474,247           See (2) below
 1,843,733     1,381,224       462,509           See (2) below
 3,460,652     2,592,532       868,120           See (2) below
   324,917       243,410        81,507           See (2) below
 3,304,427     2,475,496       828,931           See (2) below
 1,044,582       782,544       262,038           See (2) below
   742,625       556,334       186,291           See (2) below
 2,529,278     1,894,797       634,481           See (2) below
   291,270       218,204        73,066           See (2) below
----------                   ---------
16,683,997                   4,185,257
----------                   ---------

 1,586,540     1,188,549       397,991           See (2) below
 6,582,458     4,931,218     1,651,240           See (2) below
   921,050       690,000       231,050           See (2) below
----------                   ---------
 9,090,048                   2,280,281
----------                   ---------

   665,601       498,632       166,969           See (2) below
   454,060       340,157       113,903           See (2) below
   842,538       631,184       211,354           See (2) below
 2,181,136     1,633,988       547,148           See (2) below

                  See Notes to Pro Forma Financial Statements.

                               HSBC Investor Funds
                            HSBC Investor Equity Fund
                        Pro Forma Schedule of Investments
                                 April 30, 2003
                                   (Unaudited)

               Shares
----------------------------------
                          Equity        Shares Redeemed
  Equity      Shares       Fund            Adjustment
 Fund (1)    Redeemed   (adjusted)   explanatory notes (2)                   Description
---------   ---------   ----------   ---------------------   --------------------------------------------
  169,781     127,191       42,590   See (2) below              Koninklijke (Royal) Phillips
                                                                   Electronics NV ADR
   10,900       8,166        2,734   See (2) below              Linear Technology Corp.
   30,400      22,774        7,626   See (2) below              Maxim Integrated Products, Inc.
    5,950       4,457        1,493   See (2) below              Texas Instruments, Inc.



                                                             Financial Services-- 10.5%
  239,074     179,101       59,973   See (2) below              Citigroup, Inc.
   67,450      50,529       16,921   See (2) below              Fannie Mae
   26,050      19,515        6,535   See (2) below              Goldman Sachs Group, Inc.
  165,050     123,646       41,404   See (2) below              MBNA Corp.
   17,900      13,410        4,490   See (2) below              Merrill Lynch & Co., Inc.
   64,700      48,470       16,230   See (2) below              Morgan Stanley Dean Witter & Co.



                                                             Forest Products & Paper-- 0.7%
   30,900      23,149        7,751   See (2) below              Weyerhaeuser Co.

                                                             Gas & Electric Utility-- 1.8%
   42,500      31,839       10,661   See (2) below              Entergy Corp.
   49,950      37,420       12,530   See (2) below              Public Service Enterprise Group, Inc.



                                                             Health Care-- 6.4%
   18,650      13,972        4,678   See (2) below              Anthem, Inc. (c)
   23,900      17,905        5,995   See (2) below              Boston Scientific Corp. (c)
   38,650      28,954        9,696   See (2) below              Cardinal Health, Inc.
    3,700       2,772          928   See (2) below              Express Scripts, Inc. (c)
   80,750      60,493       20,257   See (2) below              HCA, Inc.
   86,200      64,576       21,624   See (2) below              Health Management Associates, Inc.
   54,500      40,828       13,672   See (2) below              Medtronic, Inc.
   14,600      10,938        3,662   See (2) below              St. Jude Medical, Inc. (c)
    7,000       5,244        1,756   See (2) below              UnitedHealth Group, Inc.
   16,500      12,361        4,139   See (2) below              Wellpoint Health Networks, Inc. (c)



                                                             Insurance-- 6.2%
   12,300       9,214        3,086   See (2) below              ACE Ltd.
  134,600     100,835       33,765   See (2) below              American International Group, Inc.
    2,700       2,023          677   See (2) below              Loews Corp.
   94,450      70,757       23,693   See (2) below              MetLife, Inc.
  161,268     120,813       40,455   See (2) below              Travelers Property Casualty Corp.



                                                             Internet Related-- 0.0%
    1,100         824          276   See (2) below              Ebay, Inc. (c)

                                                             Leisure-- 0.3%
   26,400      19,777        6,623   See (2) below              Carnival Corp.

                                                             Machinery & Equipment-- 0.8%
   31,550      23,636        7,914   See (2) below              Caterpillar, Inc.

                                                             Media-- 5.8%
   72,100      54,013       18,087   See (2) below              Clear Channel Communications, Inc. (c)
   37,000      27,718        9,282   See (2) below              Cox Communications, Inc. Class A (c)
   23,040      17,260        5,780   See (2) below              Gannett Co., Inc.
  353,800     265,048       88,752   See (2) below              Liberty Media Corp. Class A (c)
   73,500      55,062       18,438   See (2) below              Viacom, Inc. Class B (c)



                                                             Oil & Gas-- 4.7%
    3,600       2,697          903   See (2) below              Apache Corp.
   56,712      42,486       14,226   See (2) below              ConocoPhillips
    4,400       3,296        1,104   See (2) below              Devon Energy Corp.
   63,627      47,666       15,961   See (2) below              EnCana Corp.
   53,600      40,154       13,446   See (2) below              Occidental Petroleum Corp.
   36,900      27,643        9,257   See (2) below              Total Fina Elf SA ADR
   52,700      39,480       13,220   See (2) below              Transocean, Inc.

               Value(1)
------------------------------------
                            Equity        Shares Redeemed
  Equity       Shares        Fund            Adjustment
 Fund (1)     Redeemed    (adjusted)   explanatory notes (2)
----------   ----------   ----------   ---------------------

 3,171,508    2,375,921      795,587   See (2) below
   375,723      281,471       94,252
 1,194,416      894,791      299,625   See (2) below
   110,016       82,418       27,598   See (2) below
----------                ----------
 8,994,998                 2,256,436   See (2) below
----------                ----------

 9,383,654    7,029,719    2,353,935
 4,882,705    3,657,856    1,224,849   See (2) below
 1,977,195    1,481,207      495,988   See (2) below
 3,119,445    2,336,918      782,527   See (2) below
   734,795      550,468      184,327   See (2) below
 2,895,325    2,169,019      726,306   See (2) below
----------                ----------
22,993,119                 5,767,932   See (2) below
----------                ----------

 1,532,331    1,147,939      384,392   See (2) below
----------                ----------

 1,980,925    1,484,001      496,924   See (2) below
 1,921,577    1,439,541      482,036   See (2) below
----------                ----------
 3,902,502                   978,960
----------                ----------

 1,280,136      959,008      321,128   See (2) below
 1,028,895      770,792      258,103   See (2) below
 2,136,572    1,600,603      535,969   See (2) below
   218,152      163,428       54,724   See (2) below
 2,592,075    1,941,841      650,234   See (2) below
 1,470,572    1,101,672      368,900   See (2) below
 2,601,830    1,949,149      652,681   See (2) below
   765,916      573,782      192,134   See (2) below
   644,910      483,131      161,779   See (2) below
 1,253,010      938,687      314,323   See (2) below
----------                ----------
13,992,068                 3,509,975
----------                ----------

   406,884      304,815      102,069   See (2) below
 7,800,069    5,843,385    1,956,684   See (2) below
   111,429       83,477       27,952   See (2) below
 2,713,549    2,032,843      680,706   See (2) below
 2,617,380    1,960,798      656,582   See (2) below
----------                ----------
13,649,311                 3,423,993
----------                ----------

   102,047       76,448       25,599   See (2) below
----------                ----------

   728,376      545,660      182,716   See (2) below
----------                ----------

 1,659,530    1,243,229      416,301   See (2) below
----------                ----------

 2,819,831    2,112,463      707,368   See (2) below
 1,224,700      917,478      307,222   See (2) below
 1,744,589    1,306,951      437,638   See (2) below
 3,891,800    2,915,524      976,276   See (2) below
 3,190,635    2,390,250      800,385   See (2) below
----------                ----------
12,871,555                 3,228,889
----------                ----------

   206,100      154,399       51,701   See (2) below
 2,852,614    2,137,023      715,591   See (2) below
   207,900      155,747       52,153   See (2) below
 2,093,328    1,568,207      525,121   See (2) below
 1,599,960    1,198,603      401,357   See (2) below
 2,424,330    1,816,176      608,154   See (2) below
 1,003,935      752,093      251,842   See (2) below
----------                ----------
10,388,167                 2,605,919
----------                ----------




                  See Notes to Pro Forma Financial Statements.

               Shares
----------------------------------
                          Equity        Shares Redeemed
  Equity      Shares       Fund            Adjustment
 Fund (1)    Redeemed   (adjusted)   explanatory notes (2)                   Description
---------   ---------   ----------   ---------------------   --------------------------------------------
                                                             Pharmaceuticals-- 9.2%
   14,380      10,773        3,607   See (2) below              Allergan, Inc.
   20,900      15,657        5,243   See (2) below              Forest Laboratories, Inc. (c)
   75,700      56,710       18,990   See (2) below              Johnson & Johnson
  293,500     219,874       73,626   See (2) below              Pfizer, Inc.
  108,250      81,095       27,155   See (2) below              Wyeth



                                                             Real Estate-- 0.1%
    1,700       1,274          426   See (2) below              Centex Corp.
    2,000       1,498          502   See (2) below              Lennar Corp.



                                                             Retail-- 6.2%
   26,600      19,927        6,673   See (2) below              Bed Bath & Beyond, Inc. (c)
   48,470      36,311       12,159   See (2) below              Kohl's Corp. (c)
   32,200      24,123        8,077   See (2) below              Lowe's Cos., Inc.
   88,300      66,150       22,150   See (2) below              Target Corp.
   61,800      46,297       15,503   See (2) below              Wal-Mart Stores, Inc.
   66,200      49,593       16,607   See (2) below              Walgreen Co.



                                                             Telecommunications-- 7.1%
  128,500      96,265       32,235   See (2) below              Cisco Systems, Inc. (c)
   97,152      72,781       24,371   See (2) below              Comcast Corp. Class A (c)
  102,600      76,862       25,738   See (2) below              Comcast Corp. Special Class A (c)
   16,400      12,286        4,114   See (2) below              EchoStar communications Corp.
                                                                   Class A (c)
   50,400      37,757       12,643   See (2) below              Juniper Networks, Inc. (c)
  160,070     119,916       40,154   See (2) below              Nokia Oyj ADR
  104,746      78,470       26,276   See (2) below              Verizon Communications, Inc.



                                                             Transportation-- 1.0%
   36,450      27,306        9,144   See (2) below              Union Pacific Corp.

                                                                TOTAL COMMON STOCKS

                                                             INVESTMENT COMPANIES - 2.2%
                                                                Dreyfus Cash Management Fund
                                                                TOTAL INVESTMENT COMPANIES
                                                             TOTAL INVESTMENTS - (COST $227,006,280)
                                                                --99.9%

                Value(1)
--------------------------------------------
                                  Equity       Value of Shares Redeemed
   Equity          Shares          Fund             Adjustment
  Fund (1)      Redeemed(2)    (adjusted)(2)    explanatory notes (2)
-----------   -------------   --------------   ------------------------

  1,010,195         756,783         253,412         See (2) below
  1,080,948         809,787         271,161         See (2) below
  4,266,452       3,196,193       1,070,259         See (2) below
  9,025,124       6,761,129       2,263,995         See (2) below
  4,712,123       3,530,066       1,182,057         See (2) below
-----------                     -----------
 20,094,842                       5,040,884
-----------                     -----------

    112,234          84,080          28,154         See (2) below
    108,480          81,267          27,213         See (2) below
-----------                     -----------
    220,714         165,347          55,367
-----------                     -----------

  1,050,966         787,326         263,640         See (2) below
  2,753,096       2,062,469         690,627         See (2) below
  1,413,258       1,058,736         354,522         See (2) below
  2,952,752       2,212,041         740,711         See (2) below
  3,480,576       2,607,458         873,118         See (2) below
  2,042,932       1,530,453         512,479         See (2) below
-----------                     -----------
 13,693,580                       3,435,097
-----------                     -----------

  1,932,640       1,447,828         484,812         See (2) below
  3,100,120       2,322,441         777,679         See (2) below
  3,084,156       2,310,481         773,675         See (2) below
    491,344         368,088         123,256         See (2) below
    515,088         385,876         129,212         See (2) below
  2,652,360       1,987,004         665,356         See (2) below
  3,915,406       2,933,208         982,198         See (2) below
-----------                     -----------
 15,691,114                       3,936,188         See (2) below
-----------                     -----------

  2,169,504       1,625,274         544,230         See (2) below
-----------                     -----------
215,154,748     161,182,193      53,972,555         See (2) below
-----------                     -----------

  4,746,979       3,556,177       1,190,802         See (2) below
-----------                     -----------
  4,746,979                       3,556,177

219,901,727(a)  164,738,370    55,163,357(b)        See (2) below
-----------                     -----------


Percentages shown in the table are based on the Equity Fund's Schedule.

(a)  Cost differs from value by net unrealized depreciation as follows:


     Unrealized appreciation ...............................   $  8,778,116
     Unrealized depreciation ...............................   $(15,882,669)
                                                               ------------
     Net unrealized depreciation ...........................   $ (7,104,553)
                                                               ------------


(b)  Cost differs from value by net unrealized depreciation as follows:


     Unrealized appreciation ...............................   $  6,376,003
     Unrealized depreciation ...............................    (15,882,669)
                                                               ------------
     Net unrealized depreciation ...........................     (9,506,666)
                                                               ------------
                                                               ------------



(c)  Represents non-income producing security.

ADR - American Depositary Receipt

(1) The numbers shown for the Equity Fund are the actual numbers from the April 30, 2003 Schedule of Investments for the HSBC Investor Equity Fund.



                  See Notes to Pro Forma Financial Statements.

                               HSBC Investor Funds
                            HSBC Investor Equity Fund
                        Pro Forma Schedule of Investments
                                 April 30, 2003
                                   (Unaudited)

               Shares
----------------------------------
                          Equity        Shares Redeemed
  Equity      Shares       Fund            Adjustment
 Fund (1)    Redeemed   (adjusted)   explanatory notes (2)                   Description
---------   ---------   ----------   ---------------------   ------------------------------------------
                                                             (2) On July 18, 2003, 74.91% of the Equity
                                                             Fund's outstanding shares were
                                                             redeemed in-kind. The columns entitled
                                                             "Shares Redeemed" show the amount of
                                                             each holding that would have been
                                                             redeemed if 74.9145% of the
                                                             outstanding shares of April 30, 2003
                                                             had been redeemed in-kind. The columns
                                                             entitled "Equity Fund (adjusted)" show
                                                             the Equity Fund's portfolio as of
                                                             April 30, 2003 adjusted to reflect the
                                                             impact such a redemption in-kind would
                                                             have had on the portfolio had it
                                                             occurred as of April 30, 2003.

                Value(1)
----------------------------------------
                              Equity         Value of Shares Redeemed
   Equity        Shares        Fund                 Adjustment
  Fund (1)    Redeemed (2) (adjusted)(2)       explanatory notes
-----------   -----------  -------------   ------------------------



                   See Notes to Pro Forma Financial Statements.

                               HSBC Investor Funds

                            HSBC Investor Growth Fund
                        Pro Forma Schedule of Investments
                                 April 30, 2003
                                   (Unaudited)

                   Shares
------------------------------------      Adjustment
  Equity Fund                 Growth   explanatory notes
(adjusted) (1)   Adjustment   Fund          (2)                             Description
--------------   ----------   ------   -----------------   --------------------------------------------------
                                                           COMMON STOCKS - 97.7%
                                                           Aerospace & Defense -- 1.9%
    7,109           (7,109)        0     See (2) below        Northrop Grumman Corp.
    6,865           (4,683)    2,182     See (2) below        United Technologies Corp.



                                                           Auto Parts & Equipment -- 0.2%
    1,568           (1,568)        0     See (2) below        Johnson Controls, Inc.

                                                           Banking -- 6.0%
   16,067          (16,067)        0     See (2) below        Bank of America Corp.
   34,341          (21,573)   12,768     See (2) below        Bank One Corp.
   18,237          (18,237)        0     See (2) below        Wells Fargo & Co.



                                                           Biotechnology -- 1.5%
   13,922               --    13,922     See (2) below        Amgen, Inc. (b)

                                                           Chemicals -- 0.6%
    7,651           (7,651)        0     See (2) below        Air Products and Chemicals, Inc.

                                                           Commercial Services -- 1.8%
   21,686          (21,686)        0     See (2) below        Accenture Ltd. Class A (b)
   46,408          (46,408)        0     See (2) below        Cendant Corp. (b)



                                                           Computer Software -- 5.2%
    2,860               --     2,860     See (2) below        Affiliated Computer Services, Inc. (b)
   10,937               --    10,937     See (2) below        First Data Corp.
    1,957               --     1,957     See (2) below        Intuit, Inc. (b)
   59,076               --    59,076     See (2) below        Microsoft Corp.
    4,340               --     4,340     See (2) below        PeopleSoft, Inc. (b)
    2,660               --     2,660     See (2) below        Symantec Corp. (b)
   24,935               --    24,935     See (2) below        Veritas Software Corp. (b)



                                                           Computers -- 2.5%
   30,103                -    30,103     See (2) below        Dell Computer Corp. (b)
   30,353          (30,353)        0     See (2) below        Hewlett-Packard Co.



                                                           Consumer Manufacturing -- 1.4%
    1,731               --     1,731     See (2) below        American Standard Cos., Inc. (b)
   14,926               --    14,926     See (2) below        Harley-Davidson, Inc.



                                                           Consumer Products -- 7.6%
    6,296               --     6,296     See (2) below        Anheuser-Busch Cos., Inc.
    8,153               --     8,153     See (2) below        Avon Products, Inc.
    8,090               --     8,090     See (2) below        Colgate-Palmolive Co.
   19,504          (19,504)        0     See (2) below        Diageo PLC ADR
    2,674                -     2,674     See (2) below        Newell Rubbermaid, Inc.
   19,153          (19,153)        0     See (2) below        PepsiCo, Inc.
    5,795           (5,795)        0     See (2) below        The Clorox Co.
    5,732           (5,732)        0     See (2) below        The Estee Lauder Cos., Inc. Class A
    7,062               --     7,062     See (2) below        The Procter & Gamble Co.
    2,634               --     2,634     See (2) below        Tiffany & Co.




                   Value ($)
-----------------------------------------------------------
                                              Adjustment
 Equity Fund                   Growth     explanatory notes
(adjusted) (1)   Adjustment     Fund              (2)
---------------  -----------   ---------   -----------------

    625,212       (625,212)           0   See (2) below
    424,365       (289,469)     134,896   See (2) below
  ----------                  ---------
  1,049,577                     134,896
  ----------                  ---------
    128,939       (128,939)           0   See (2) below
  ---------                   ---------
  1,189,779     (1,189,779)           0   See (2) below
  1,238,028       (777,724)     460,304   See (2) below
    880,124       (880,124)           0   See (2) below
  ---------                   ---------
  3,307,931                     460,304
  ---------                   ---------
    853,584             --      853,584   See (2) below
  ---------                   ---------
    329,531       (329,531)           0   See (2) below
  ---------                   ---------
    347,416       (347,416)           0   See (2) below
    662,708       (662,708)           0   See (2) below
  ---------                   ---------
  1,010,124                           0
  ---------                   ---------
    136,410             --      136,410   See (2) below
    429,069             --      429,069   See (2) below
     75,879             --       75,879   See (2) below
  1,510,576             --    1,510,576   See (2) below
     65,227             --       65,227   See (2) below
    116,921             --      116,921   See (2) below
    548,818             --      548,818   See (2) below
  ---------                   ---------
  2,882,900                   2,882,900
  ---------                   ---------
    870,265             --      870,265   See (2) below
    494,760       (494,760)           0   See (2) below
  ---------                   ---------
  1,365,025                     870,265
  ---------                   ---------
    123,223             --      123,223   See (2) below
    663,305             --      663,305   See (2) below
  ---------                   ---------
    786,528                     786,528
  ---------                   ---------
    314,067             --      314,067   See (2) below
    474,247             --      474,247   See (2) below
    462,509             --      462,509   See (2) below
    868,120       (868,120)           0   See (2) below
     81,507              -       81,507   See (2) below
    828,931       (828,931)           0   See (2) below
    262,038       (262,038)           0   See (2) below
    186,291       (186,291)           0   See (2) below
    634,481             --      634,481   See (2) below
     73,066             --       73,066   See (2) below
  ---------                   ---------
  4,185,257                   2,039,877
  ---------                   ---------




                   See Notes to Pro Forma Financial Statements.

                               HSBC Investor Funds

                            HSBC Investor Growth Fund
                        Pro Forma Schedule of Investments
                                 April 30, 2003
                                   (Unaudited)

                   Shares
------------------------------------      Adjustment
  Equity Fund                 Growth   explanatory notes
(adjusted) (1)   Adjustment     Fund       (2)                          Description
--------------   ----------   ------   -----------------   --------------------------------------------------
                                                           Diversified Manufacturing Operations -- 4.1%
    5,770               --     5,770     See (2) below        Danaher Corp.
   56,069          (30,683)   25,386     See (2) below        General Electric Co.
    6,836           (6,836)        0     See (2) below        SPX Corp. (b)

                                                           Electronic Components & Semiconductors -- 4.1%
   10,561               --    10,561     See (2) below        Altera Corp. (b)
    7,802               --     7,802     See (2) below        Applied Materials, Inc. (b)
   24,155               --    24,155     See (2) below        Flextronics International Ltd. (b)
   29,736               --    29,736     See (2) below        Intel Corp.
   42,590          (42,590)        0     See (2) below        Koninklijke (Royal) Phillips Electronics NV ADR
    2,734               --     2,734     See (2) below        Linear Technology Corp.
    7,626               --     7,626     See (2) below        Maxim Integrated Products, Inc.
    1,493               --     1,493     See (2) below        Texas Instruments, Inc.

                                                           Financial Services--10.5%
   59,973          (33,391)   26,582     See (2) below        Citigroup, Inc.
   16,921           (9,997)    6,924     See (2) below        Fannie Mae
    6,535           (6,535)        0     See (2) below        Goldman Sachs Group, Inc.
   41,404               --    41,404     See (2) below        MBNA Corp.
    4,490               --     4,490     See (2) below        Merrill Lynch & Co., Inc.
   16,230               --    16,230     See (2) below        Morgan Stanley Dean Witter & Co.

                                                           Forest Products & Paper -- 0.7%
    7,751           (7,751)        0     See (2) below        Weyerhaeuser Co.

                                                           Gas & Electric Utility -- 1.8%
   10,661          (10,661)        0     See (2) below        Entergy Corp.
   12,530          (12,530)        0     See (2) below        Public Service Enterprise Group, Inc.

                                                           Health Care -- 6.4%
    4,678           (4,678)        0     See (2) below        Anthem, Inc. (b)
    5,995               --     5,995     See (2) below        Boston Scientific Corp. (b)
    9,696               --     9,696     See (2) below        Cardinal Health, Inc.
      928               --       928     See (2) below        Express Scripts, Inc. (b)
   20,257          (20,257)        0     See (2) below        HCA, Inc.
   21,624               --    21,624     See (2) below        Health Management Associates, Inc.
   13,672               --    13,672     See (2) below        Medtronic, Inc.
    3,662               --     3,662     See (2) below        St. Jude Medical, Inc. (b)
    1,756               --     1,756     See (2) below        UnitedHealth Group, Inc.
    4,139               --     4,139     See (2) below        Wellpoint Health Networks, Inc. (b)

                                                           Insurance -- 6.2%
    3,086               --     3,086     See (2) below        ACE Ltd.
   33,765          (15,189)   18,576     See (2) below        American International Group, Inc.
      677             (677)        0     See (2) below        Loews Corp.
   23,693          (23,693)        0     See (2) below        MetLife, Inc.
   40,455          (40,455)        0     See (2) below        Travelers Property Casualty Corp.

                                                           Internet Related -- 0.0%
      276               --       276     See (2) below        Ebay, Inc. (b)

                          Value ($)
 ----------------------------------------------------------------
                                                    Adjustment
  Equity Fund                        Growth     explanatory notes
  (adjusted) (1)       Adjustment     Fund              (2)
  --------------     -----------   ---------   -----------------
     397,991                 --      397,991   See (2) below
   1,651,240           (903,608)     747,632   See (2) below
     231,050           (231,050)           0   See (2) below
   ---------                       ---------
   2,280,281                       1,145,623
   ---------                       ---------
     166,969                 --      166,969   See (2) below
     113,903                 --      113,903   See (2) below
     211,354                 --      211,354   See (2) below
     547,148                 --      547,148   See (2) below
     795,587           (795,587)           0   See (2) below
      94,252                 --       94,252   See (2) below
     299,625                 --      299,625   See (2) below
      27,598                 --       27,598   See (2) below
   ---------                       ---------
   2,353,935                       1,460,849
   ---------                       ---------

   2,353,935         (1,310,589)   1,043,346   See (2) below
   1,224,849           (723,651)     501,198   See (2) below
     495,988           (495,988)           0   See (2) below
     782,527                 --      782,527   See (2) below
     184,327                 --      184,327   See (2) below
     726,306                 --      726,306   See (2) below
   ---------                       ---------
   5,767,932                       3,237,704
   ---------                       ---------

     384,392           (384,392)           0   See (2) below
   ---------                       ---------

     496,924           (496,924)           0   See (2) below
     482,036           (482,036)           0   See (2) below
   ---------                       ---------
     978,960                               0
   ---------                       ---------

     321,128           (321,128)           0   See (2) below
     258,103                 --      258,103   See (2) below
     535,969                 --      535,969   See (2) below
      54,724                  -       54,724   See (2) below
     650,234           (650,234)           0   See (2) below
     368,900                 --      368,900   See (2) below
     652,681                 --      652,681   See (2) below
     192,134                 --      192,134   See (2) below
     161,779                 --      161,779   See (2) below
     314,323                 --      314,323   See (2) below
   ---------                       ---------
   3,509,975                       2,538,613
   ---------                       ---------

     102,069                 --      102,069   See (2) below
   1,956,684           (880,217)   1,076,467   See (2) below
      27,952            (27,952)           0   See (2) below
     680,706           (680,706)           0   See (2) below
     656,582           (656,582)           0   See (2) below
   ----------                      ---------
   3,423,993                       1,178,536
   ----------                      ---------

      25,599                 --       25,599   See (2) below
   ---------                       ---------



                   See Notes to Pro Forma Financial Statements.

                               HSBC Investor Funds

                            HSBC Investor Growth Fund
                       Pro Forma Schedule of Investments
                                 April 30, 2003
                                   (Unaudited)

                Shares
------------------------------------       Adjustment
  Equity Fund                 Growth   explanatory notes
(adjusted) (1)   Adjustment    Fund          (2)                           Description
--------------   ----------   ------   -----------------   --------------------------------------------
                                                           Leisure -- 0.3%
     6,623         (6,623)         0     See (2) below        Carnival Corp.

                                                           Machinery & Equipment -- 0.8%
     7,914         (7,914)         0     See (2) below        Caterpillar, Inc.

                                                           Media-- 5.8%
    18,087        (18,087)         0     See (2) below        Clear Channel Communications, Inc. (b)
     9,282             --      9,282     See (2) below        Cox Communications, Inc. Class A (b)
     5,780         (5,780)         0     See (2) below        Gannett Co., Inc.
    88,752        (88,752)         0     See (2) below        Liberty Media Corp. Class A (b)
    18,438             --     18,438     See (2) below        Viacom, Inc. Class B (b)

                                                           Oil & Gas -- 4.7%
       903              -        903     See (2) below        Apache Corp.
    14,226        (14,226)         0     See (2) below        ConocoPhillips
     1,104             --      1,104     See (2) below        Devon Energy Corp.
    15,961        (15,961)         0     See (2) below        EnCana Corp.
    13,446        (13,446)         0     See (2) below        Occidental Petroleum Corp.
     9,257         (9,257)         0     See (2) below        Total Fina Elf SA ADR
    13,220        (13,220)         0     See (2) below        Transocean, Inc.

                                                           Pharmaceuticals -- 9.2%
     3,607             --      3,607     See (2) below        Allergan, Inc.
     5,243             --      5,243     See (2) below        Forest Laboratories, Inc. (b)
    18,990             --     18,990     See (2) below        Johnson & Johnson
    73,626        (26,553)    47,073     See (2) below        Pfizer, Inc.
    27,155        (19,604)     7,551     See (2) below        Wyeth

                                                           Real Estate -- 0.1%
       426             --        426     See (2) below        Centex Corp.
       502             --        502     See (2) below        Lennar Corp.

                                                           Retail -- 6.2%
     6,673             --      6,673     See (2) below        Bed Bath & Beyond, Inc. (b)
    12,159             --     12,159     See (2) below        Kohl's Corp. (b)
     8,077         (4,540)     3,537     See (2) below        Lowe's Cos., Inc.
    22,150        (22,150)         0     See (2) below        Target Corp.
    15,503             --     15,503     See (2) below        Wal-Mart Stores, Inc.
    16,607             --     16,607     See (2) below        Walgreen Co.

                                                           Telecommunications -- 7.1%
    32,235             --     32,235     See (2) below        Cisco Systems, Inc. (b)
    24,371        (24,371)         0     See (2) below        Comcast Corp. Class A (b)
    25,738             --     25,738     See (2) below        Comcast Corp. Special Class A (b)
     4,114             --      4,114     See (2) below        EchoStar Communications Corp. Class A (b)
    12,643             --     12,643     See (2) below        Juniper Networks, Inc. (b)
    40,154        (29,199)    10,955     See (2) below        Nokia Oyj ADR
    26,276        (26,276)         0     See (2) below        Verizon Communications, Inc.

                                                           Transportation -- 1.0%
     9,144         (9,144)         0     See (2) below        Union Pacific Corp.

                 Value ($)
---------------------------------------      Adjustment
  Equity Fund                  Growth     explanatory notes
(adjusted) (1)   Adjustment     Fund             (2)
--------------   ----------   ---------   -----------------
    182,716       (182,716)           0     See (2) below
  ---------                   ---------

    416,301       (416,301)           0     See (2) below
  ---------                   ---------

    707,368       (707,368)           0     See (2) below
    307,222             --      307,222     See (2) below
    437,638       (437,638)           0     See (2) below
    976,276       (976,276)           0     See (2) below
    800,385             --      800,385     See (2) below
  ---------                   ---------
  3,228,889                   1,107,607
  ---------                   ---------

     51,701             --       51,701     See (2) below
    715,591       (715,591)           0     See (2) below
     52,153             --       52,153     See (2) below
    525,121       (525,121)           0     See (2) below
    401,357       (401,357)           0     See (2) below
    608,154       (608,154)           0     See (2) below
    251,842       (251,842)           0     See (2) below
  ---------                   ---------
  2,605,919                     103,854
  ---------                   ---------

    253,412             --      253,412     See (2) below
    271,161             --      271,161     See (2) below
  1,070,259             --    1,070,259     See (2) below
  2,263,995       (816,504)   1,447,491     See (2) below
  1,182,057       (853,374)     328,683     See (2) below
  ---------                   ---------
  5,040,884                   3,371,006
  ---------                   ---------

     28,154             --       28,154     See (2) below
     27,213             --       27,213     See (2) below
  ---------                   ---------
     55,367                      55,367
  ---------                   ---------

    263,640             --      263,640     See (2) below
    690,627             --      690,627     See (2) below
    354,522       (199,281)     155,241     See (2) below
    740,711       (740,711)           0     See (2) below
    873,118             --      873,118     See (2) below
    512,479             --      512,479     See (2) below
  ---------                   ---------
  3,435,097                   2,495,105
  ---------                   ---------

    484,812             --      484,812     See (2) below
    777,679       (777,679)           0     See (2) below
    773,675             --      773,675     See (2) below
    123,256             --      123,256     See (2) below
    129,212             --      129,212     See (2) below
    665,356       (483,835)     181,521     See (2) below
    982,198       (982,198)           0     See (2) below
  ---------                   ---------
  3,936,188                   1,692,476
  ---------                   ---------

    544,230       (544,230)           0     See (2) below
  ---------                   ---------



                  See Notes to Pro Forma Financial Statements.

                               HSBC Investor Funds

                            HSBC Investor Growth Fund
                       Pro Forma Schedule of Investments
                                 April 30, 2003
                                   (Unaudited)

                Shares
------------------------------------       Adjustment
  Equity Fund                 Growth   explanatory notes
(adjusted) (1)   Adjustment    Fund          (2)               Description
--------------  -----------   ------   -----------------   --------------------------------------------

                                                           TOTAL COMMON STOCKS

                                                           INVESTMENT COMPANIES - 2.2%

                                                              Dreyfus Cash Management Fund

                                                              TOTAL INVESTMENT COMPANIES


                                                           TOTAL INVESTMENTS  - 99.9%


                                                           COST OF INVESTMENTS


                 Value ($)
-----------------------------------------        Adjustment
  Equity Fund                  Growth         explanatory notes
(adjusted) (1)    Adjustment    Fund                 (2)
--------------   -----------   ----------    -------------------

  53,972,555     (27,531,862)  26,440,693
  ----------     -----------

                                              Adjusted to match
                                              Investments in
                                              Master Portfolio on
                                              B/S
   1,190,802      (1,009,659)     181,143
  ----------                   ----------
   1,190,802                      181,143
  ----------                   ----------

  55,163,357     (28,541,521)  26,621,836
  ----------                   ----------
                                             Adjusted so cost
  45,656,691(a)  (19,034,855)  26,621,836(c) equals value




Percentages shown in the table are based on the Equity Fund's Schedule.

(a)  Cost differs from value by net unrealized depreciation as follows:

     Unrealized appreciation ..............................   $  6,376,003
     Unrealized depreciation ..............................    (15,882,669)
                                                              ------------
     Net unrealized depreciation...........................   $ (9,506,666)
                                                              ============




(b)  Represents non-income producing security.

(c)  Cost equals value.

ADR -- American Depositary Receipt

(1) On July 18, 2003, 74.91% of the outstanding Shares of the Equity Fund were redeemed in-kind. The numbers shown in this table reflect the actual Schedule of Investments of the Equity Fund as of April 30, 2003 adjusted to reflect the impact of that redemption in-kind as if it had occurred as of April 30, 2003.

(2) The HSBC Investor Equity Fund is managed by two Sub-Advisers. One adviser purchases securities to fulfill the Growth portion of the fund, the other puchases Value securities. The adjustment is based on securities held by those two advisers on 4/30/03. Some securities were held by both advisers at April 30, 2003.



                  See Notes to Pro Forma Financial Statements

                               HSBC Investor Funds

                            HSBC Investor Value Fund
                        Pro Forma Schedule of Investments
                                 April 30, 2003
                                   (Unaudited)

                Shares
-------------------------------------       Adjustment
  Equity Fund                   Value   explanatory notes
(adjusted) (1)    Adjustment    Fund           (2)                              Description
--------------   -----------   ------   -----------------   --------------------------------------------------
                                                            COMMON STOCKS - 97.7%
                                                            Aerospace & Defense -- 1.9%
     7,109              --      7,109     See (2) below        Northrop Grumman Corp.
     6,865          (2,182)     4,683     See (2) below        United Technologies Corp.

                                                            Auto Parts & Equipment -- 0.2%
     1,568              --      1,568     See (2) below        Johnson Controls, Inc.

                                                            Banking -- 6.0%
    16,067              --     16,067     See (2) below        Bank of America Corp.
    34,341         (12,768)    21,573     See (2) below        Bank One Corp.
    18,237              --     18,237     See (2) below        Wells Fargo & Co.

                                                            Biotechnology -- 1.5%
    13,922         (13,922)         0     See (2) below        Amgen, Inc. (b)

                                                            Chemicals -- 0.6%
     7,651              --      7,651     See (2) below        Air Products and Chemicals, Inc.

                                                            Commercial Services -- 1.8%
    21,686              --     21,686     See (2) below        Accenture Ltd. Class A (b)
    46,408              --     46,408     See (2) below        Cendant Corp. (b)

                                                            Computer Software -- 5.2%
     2,860          (2,860)         0     See (2) below        Affiliated Computer Services, Inc. (b)
    10,937         (10,937)         0     See (2) below        First Data Corp.
     1,957          (1,957)         0     See (2) below        Intuit, Inc. (b)
    59,076         (59,076)         0     See (2) below        Microsoft Corp.
     4,340          (4,340)         0     See (2) below        PeopleSoft, Inc. (b)
     2,660          (2,660)         0     See (2) below        Symantec Corp. (b)
    24,935         (24,935)         0     See (2) below        Veritas Software Corp. (b)

                                                            Computers -- 2.5%
    30,103         (30,103)         0     See (2) below        Dell Computer Corp. (b)
    30,353              --     30,353     See (2) below        Hewlett-Packard Co.

                                                            Consumer Manufacturing -- 1.4%
     1,731          (1,731)         0     See (2) below        American Standard Cos., Inc. (b)
    14,926         (14,926)         0     See (2) below        Harley-Davidson, Inc.

                                                            Consumer Products -- 7.6%
     6,296          (6,296)         0     See (2) below        Anheuser-Busch Cos., Inc.
     8,153          (8,153)         0     See (2) below        Avon Products, Inc.
     8,090          (8,090)         0     See (2) below        Colgate-Palmolive Co.
    19,504              --     19,504     See (2) below        Diageo PLC ADR
     2,674          (2,674)         0     See (2) below        Newell Rubbermaid, Inc.
    19,153              --     19,153     See (2) below        PepsiCo, Inc.
     5,795              --      5,795     See (2) below        The Clorox Co.
     5,732              --      5,732     See (2) below        The Estee Lauder Cos., Inc. Class A
     7,062          (7,062)         0     See (2) below        The Procter & Gamble Co.
     2,634          (2,634)         0     See (2) below        Tiffany & Co.

                                                            Diversified Manufacturing Operations -- 4.1%
     5,770          (5,770)         0     See (2) below        Danaher Corp.

               Value ($)
------------------------------------------
 Equity Fund                     Value       Adjustment explanatory
(adjusted) (1)    Adjustment     Fund              notes (2)
--------------   -----------   -----------   ----------------------
     625,212              --       625,212        See (2) below
     424,365        (134,896)      289,469        See (2) below
  ----------                     ---------
   1,049,577                       914,681
  ----------                     ---------

     128,939              --       128,939        See (2) below
  ----------                     ---------

   1,189,779              --     1,189,779        See (2) below
   1,238,028        (460,304)      777,724        See (2) below
     880,124              --       880,124        See (2) below
  ----------                     ---------
   3,307,931                     2,847,627
  ----------                     ---------

     853,584        (853,584)            0        See (2) below
  ----------                     ---------

     329,531              --       329,531        See (2) below
  ----------                     ---------

     347,416              --       347,416        See (2) below
     662,708              --       662,708        See (2) below
                                 ---------
   1,010,124              --     1,010,124
  ----------                     ---------

     136,410        (136,410)            0        See (2) below
     429,069        (429,069)            0        See (2) below
      75,879         (75,879)            0        See (2) below
   1,510,576      (1,510,576)            0        See (2) below
      65,227         (65,227)            0        See (2) below
     116,921        (116,921)            0        See (2) below
     548,818        (548,818)            0        See (2) below
  ----------                     ---------
   2,882,900                             0
  ----------                     ---------

     870,265        (870,265)            0        See (2) below
     494,760              --       494,760        See (2) below
  ----------                     ---------
   1,365,025                       494,760
  ----------                     ---------

     123,223        (123,223)            0        See (2) below
     663,305        (663,305)            0        See (2) below
  ----------                     ---------
     786,528                            0
  ----------                     ---------

     314,067        (314,067)            0        See (2) below
     474,247        (474,247)            0        See (2) below
     462,509        (462,509)            0        See (2) below
     868,120              --       868,120        See (2) below
      81,507         (81,507)            0        See (2) below
     828,931              --       828,931        See (2) below
     262,038              --       262,038        See (2) below
     186,291              --       186,291        See (2) below
     634,481        (634,481)            0        See (2) below
      73,066         (73,066)            0        See (2) below
  ----------                     ---------
   4,185,257                     2,145,380
  ----------                     ---------
     397,991        (397,991)            0        See (2) below

                  See Notes to Pro Forma Financial Statements.

    56,069         (25,386)    30,683     See (2) below        General Electric Co.
     6,836              --      6,836     See (2) below        SPX Corp. (b)

                                                            Electronic Components & Semiconductors -- 4.1%
    10,561         (10,561)         0     See (2) below        Altera Corp. (b)
     7,802          (7,802)         0     See (2) below        Applied Materials, Inc. (b)
    24,155         (24,155)         0     See (2) below        Flextronics International Ltd. (b)
    29,736         (29,736)         0     See (2) below        Intel Corp.
    42,590              --     42,590     See (2) below        Koninklijke (Royal) Phillips Electronics NV ADR
     2,734          (2,734)         0     See (2) below        Linear Technology Corp.
     7,626          (7,626)         0     See (2) below        Maxim Integrated Products, Inc.
     1,493          (1,493)         0     See (2) below        Texas Instruments, Inc.



                                                            Financial Services -- 10.5%
    59,973         (26,582)    33,391     See (2) below        Citigroup, Inc.
    16,921          (6,924)     9,997     See (2) below        Fannie Mae
     6,535              --      6,535     See (2) below        Goldman Sachs Group, Inc.
    41,404         (41,404)         0     See (2) below        MBNA Corp.
     4,490          (4,490)         0     See (2) below        Merrill Lynch & Co., Inc.
    16,230         (16,230)         0     See (2) below        Morgan Stanley Dean Witter & Co.



                                                            Forest Products & Paper -- 0.7%
     7,751              --      7,751     See (2) below        Weyerhaeuser Co.

                                                            Gas & Electric Utility -- 1.8%
    10,661              --     10,661     See (2) below        Entergy Corp.
    12,530              --     12,530     See (2) below        Public Service Enterprise Group, Inc.



                                                            Health Care -- 6.4%
     4,678              --      4,678     See (2) below        Anthem, Inc. (b)
     5,995          (5,995)         0     See (2) below        Boston Scientific Corp. (b)
     9,696          (9,696)         0     See (2) below        Cardinal Health, Inc.
       928            (928)         0     See (2) below        Express Scripts, Inc. (b)
    20,257              --     20,257     See (2) below        HCA, Inc.
    21,624         (21,624)         0     See (2) below        Health Management Associates, Inc.
    13,672         (13,672)         0     See (2) below        Medtronic, Inc.
     3,662          (3,662)         0     See (2) below        St. Jude Medical, Inc. (b)
     1,756          (1,756)         0     See (2) below        UnitedHealth Group, Inc.
     4,139          (4,139)         0     See (2) below        Wellpoint Health Networks, Inc. (b)



                                                            Insurance -- 6.2%
     3,086          (3,086)         0     See (2) below        ACE Ltd.
    33,765         (18,576)    15,189     See (2) below        American International Group, Inc.
       677              --        677     See (2) below        Loews Corp.
    23,693              --     23,693     See (2) below        MetLife, Inc.
    40,455              --     40,455     See (2) below        Travelers Property Casualty Corp.



                                                            Internet Related -- 0.0%
       276            (276)         0     See (2) below        Ebay, Inc. (b)

                                                            Leisure -- 0.3%
     6,623              --      6,623     See (2) below        Carnival Corp.

                                                            Machinery & Equipment -- 0.8%
     7,914              --      7,914     See (2) below        Caterpillar, Inc.

                                                            Media -- 5.8%
    18,087              --     18,087     See (2) below        Clear Channel Communications, Inc. (b)
     9,282          (9,282)         0     See (2) below        Cox Communications, Inc. Class A (b)
     5,780              --      5,780     See (2) below        Gannett Co., Inc.
    88,752              --     88,752     See (2) below        Liberty Media Corp. Class A (b)
    18,438         (18,438)         0     See (2) below        Viacom, Inc. Class B (b)



                                                            Oil & Gas -- 4.7%
       903            (903)         0     See (2) below        Apache Corp.


          1,651,240                  (747,632)                903,608       See (2) below
            231,050                         -                 231,050       See (2) below
--------------------                               -------------------
          2,280,281                                         1,134,658
--------------------                               -------------------
            166,969                  (166,969)                      0       See (2) below
            113,903                  (113,903)                      0       See (2) below
            211,354                  (211,354)                      0       See (2) below
            547,148                  (547,148)                      0       See (2) below
            795,587                         -                 795,587       See (2) below
             94,252                   (94,252)                      0       See (2) below
            299,625                  (299,625)                      0       See (2) below
             27,598                   (27,598)                      0       See (2) below
--------------------                               -------------------
          2,256,436                                           795,587
--------------------                               -------------------
          2,353,935                (1,043,346)              1,310,589       See (2) below
          1,224,849                  (501,198)                723,651       See (2) below
            495,988                         -                 495,988       See (2) below
            782,527                  (782,527)                      0       See (2) below
            184,327                  (184,327)                      0       See (2) below
            726,306                  (726,306)                      0       See (2) below
--------------------                               -------------------
          5,767,932                                         2,530,228
--------------------                               -------------------
            384,392                         -                 384,392       See (2) below
--------------------                               -------------------
            496,924                         -                 496,924       See (2) below
            482,036                         -                 482,036       See (2) below
--------------------                               -------------------
            978,960                         -                 978,960
--------------------                               -------------------
            321,128                         -                 321,128       See (2) below
            258,103                  (258,103)                      0       See (2) below
            535,969                  (535,969)                      0       See (2) below
             54,724                   (54,724)                      0       See (2) below
            650,234                         -                 650,234       See (2) below
            368,900                  (368,900)                      0       See (2) below
            652,681                  (652,681)                      0       See (2) below
            192,134                  (192,134)                      0       See (2) below
            161,779                  (161,779)                      0       See (2) below
            314,323                  (314,323)                      0       See (2) below
--------------------                               -------------------
          3,509,975                                           971,362
--------------------                               -------------------
            102,069                  (102,069)                      0       See (2) below
          1,956,684                (1,076,467)                880,217       See (2) below
             27,952                         -                  27,952       See (2) below
            680,706                         -                 680,706       See (2) below
            656,582                         -                 656,582       See (2) below
--------------------                               -------------------
          3,423,993                                         2,245,457
--------------------                               -------------------
             25,599                   (25,599)                      0       See (2) below
--------------------                               -------------------
            182,716                         -                 182,716       See (2) below
--------------------                               -------------------
            416,301                         -                 416,301       See (2) below
--------------------                               -------------------
            707,368                         -                 707,368       See (2) below
            307,222                  (307,222)                      0       See (2) below
            437,638                         -                 437,638       See (2) below
            976,276                         -                 976,276       See (2) below
            800,385                  (800,385)                      0       See (2) below
--------------------                               -------------------
          3,228,889                                         2,121,282
--------------------                               -------------------

             51,701                   (51,701)                      0       See (2) below



                  See Notes to Pro Forma Financial Statements.

     14,226              --     14,226     See (2) below        ConocoPhillips
      1,104          (1,104)         0     See (2) below        Devon Energy Corp.
     15,961              --     15,961     See (2) below        EnCana Corp.
     13,446              --     13,446     See (2) below        Occidental Petroleum Corp.
      9,257              --      9,257     See (2) below        Total Fina Elf SA ADR
     13,220              --     13,220     See (2) below        Transocean, Inc.



                                                             Pharmaceuticals -- 9.2%
      3,607          (3,607)         0     See (2) below        Allergan, Inc.
      5,243          (5,243)         0     See (2) below        Forest Laboratories, Inc. (b)
     18,990         (18,990)         0     See (2) below        Johnson & Johnson
     73,626         (47,073)    26,553     See (2) below        Pfizer, Inc.
     27,155          (7,551)    19,604     See (2) below        Wyeth



                                                             Real Estate -- 0.1%
        426            (426)         0     See (2) below        Centex Corp.
        502            (502)         0     See (2) below        Lennar Corp.



                                                             Retail -- 6.2%
      6,673          (6,673)         0     See (2) below        Bed Bath & Beyond, Inc. (b)
     12,159         (12,159)         0     See (2) below        Kohl's Corp. (b)
      8,077          (3,537)     4,540     See (2) below        Lowe's Cos., Inc.
     22,150              --     22,150     See (2) below        Target Corp.
     15,503         (15,503)         0     See (2) below        Wal-Mart Stores, Inc.
     16,607         (16,607)         0     See (2) below        Walgreen Co.



                                                             Telecommunications -- 7.1%
     32,235         (32,235)         0     See (2) below        Cisco Systems, Inc. (b)
     24,371              --     24,371     See (2) below        Comcast Corp. Class A (b)
     25,738         (25,738)         0     See (2) below        Comcast Corp. Special Class A (b)
      4,114          (4,114)         0     See (2) below        EchoStar Communications Corp. Class A (b)
     12,643         (12,643)         0     See (2) below        Juniper Networks, Inc. (b)
     40,154         (10,955)    29,199     See (2) below        Nokia Oyj ADR
     26,276              --     26,276     See (2) below        Verizon Communications, Inc.



                                                             Transportation -- 1.0%
      9,144              --      9,144     See (2) below        Union Pacific Corp.

                                                                TOTAL COMMON STOCKS

                                                             INVESTMENT COMPANIES - 2.2%

                                                                Dreyfus Cash Management Fund

                                                                TOTAL INVESTMENT COMPANIES

                                                             TOTAL INVESTMENTS  - 99.9%

                                                             COST OF INVESTMENTS
      715,591              --       715,591    See (2) below
       52,153         (52,153)            0    See (2) below
      525,121              --       525,121    See (2) below
      401,357              --       401,357    See (2) below
      608,154              --       608,154    See (2) below
      251,842              --       251,842    See (2) below
   ----------                    ----------
    2,605,919                     2,502,065
   ----------                    ----------

      253,412        (253,412)            0    See (2) below
      271,161        (271,161)            0    See (2) below
    1,070,259      (1,070,259)            0    See (2) below
    2,263,995      (1,447,491)      816,504    See (2) below
    1,182,057        (328,683)      853,374    See (2) below
   ----------                    ----------
    5,040,884                     1,669,878
   ----------                    ----------

       28,154         (28,154)            0    See (2) below
       27,213         (27,213)            0    See (2) below
   ----------                    ----------
       55,367                             0
   ----------                    ----------

      263,640        (263,640)            0    See (2) below
      690,627        (690,627)            0    See (2) below
      354,522        (155,241)      199,281    See (2) below
      740,711              --       740,711    See (2) below
      873,118        (873,118)            0    See (2) below
      512,479        (512,479)            0    See (2) below
   ----------                    ----------
    3,435,097                       939,992
   ----------                    ----------

      484,812        (484,812)            0    See (2) below
      777,679              --       777,679    See (2) below
      773,675        (773,675)            0    See (2) below
      123,256        (123,256)            0    See (2) below
      129,212        (129,212)            0    See (2) below
      665,356        (181,521)      483,835    See (2) below
      982,198              --       982,198    See (2) below
   ----------                    ----------
    3,936,188                     2,243,712
   ----------                    ----------

      544,230              --       544,230    See (2) below
   ----------                    ----------
   53,972,555     (26,440,693)   27,531,862
   ----------                    ----------

    1,190,802        (181,143)    1,009,659    Adjusted to match Investments in Master Portfolio on B/S
   ----------                    ----------
    1,190,802                     1,009,659
   ----------                    ----------

   55,163,357     (26,621,836)   28,541,521
   ----------                    ----------
   45,656,691(a)  (17,115,170)   28,541,521(c) Adjusted so cost equals value

Percentages shown in the table are based on the Equity Fund's Schedule.

(a)  Cost differs from value by net unrealized depreciation as follows:

     Unrealized appreciation ...............................   $  6,376,003
     Unrealized depreciation ...............................    (15,882,669)
                                                               ------------
     Net unrealized depreciation ...........................   $ (9,506,666)
                                                               ============

(b)  Represents non-income producing security.

(c)  Cost equals value.

                  See Notes to Pro Forma Financial Statements.

     ADR -- American Depositary Receipt

     (1) On July 18, 2003, 74.91% of the outstanding Shares of the Equity Fund were redeemed in-kind. The numbers shown in this table reflect the actual Schedule of Investments of the Equity Fund as of April 30, 2003 adjusted to reflect the impact of that redemption in-kind as if it had occurred as of April 30, 2003.

     (2) The HSBC Investor Equity Fund is managed by two Sub-Advisers. One adviser purchases securities to fulfill the Growth portion of the fund, the other puchases Value securities. The adjustment is based on securities held by those two advisers on 4/30/03. Some securities were held by both advisers at April 30, 2003.


                  See Notes to Pro Forma Financial Statements.

Pro Forma HSBC Investor Growth Fund and HSBC Investor Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2003


BASIS OF COMBINATION:


     On August 14, 2003 and December 15, 2003, the Board approved a proposed Agreement and Plan of Reorganization ("Reorganization"). The Reorganization contemplates the acquisition of all of the assets of the HSBC Investor Equity Fund ("Equity Fund"), a series of HSBC Investor Funds ("Trust"), by the HSBC Investor Growth Fund ("Growth Fund") and the HSBC Investor Value Fund ("Value Fund"), each a separate series of the Trust, and the assumption of all liabilities of the Equity Fund by the Growth Fund and the Value Fund in exchange for shares of the Growth Fund and the Value Fund and the subsequent liquidation of the Equity Fund. The Reorganization is subject to approval of the shareholders of the Equity Fund. A Special Meeting of Shareholders of the Equity Fund is expected to be held on or about October 15, 2003.


     The unaudited pro forma financial statements are presented for the information of the reader and may not necessarily be representative of what the actual financial statements the Growth Fund and the Value Fund would have been had the Reorganization occurred on April 30, 2003. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of the Equity Fund on April 30, 2003. The unaudited pro forma statements of operations and statements of changes in net assets reflect the results of operations of the Equity Fund for the six-months ended April 30, 2003. These statements have been derived from the Equity Fund's books and records utilized in calculating daily net asset value at the dates indicated above for the Equity Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the applicable surviving entity.

     The unaudited pro forma schedules of investments, and statements of assets and liabilities, operations, and changes in net assets should be read in conjunction with the historical financial statements of the Equity Fund.

NOTE: SHARES


     The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed split of the Equity Fund into the Growth Fund and the Value Fund as of April 30, 2003. The number of shares to be issued by the Growth Fund was calculated by dividing the net asset value of assets managed by Waddell & Reed by the initial net asset value per share of the Growth Fund which would have been equal to the net asset value per share of the Equity Fund as of April 30, 2003. The number of shares to be issued by the Value Fund was calculated by dividing the net asset value of assets managed by NWQ by the initial net asset value per share of the Value Fund which would have been equal to the net asset value per share of the Equity Fund as of April 30, 2003.


     The accompanying unaudited pro forma financial statements reflect changes in the Equity Fund's shares as if the Reorganization had taken place on April 30, 2003.

                               HSBC INVESTOR FUNDS
                            HSBC Investor Equity Fund

     This Proxy is Solicited on Behalf of the Board of Trustees.


     The undersigned revoke(s) all previous proxies and appoint(s) Thomas J. Reyes, Alaina Metz and Mark L. Suter or any one of them, attorneys, with full power of substitution, to vote all shares of the HSBC Investor Equity Fund
(Fund) of HSBC Investor Funds (Trust) which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, on Friday, February 27, 2004, at 10:00 a.m. Eastern time, and at any adjournments or postponements thereof.


     Please refer to the Proxy Statement for a discussion of this matter. Complete, sign, and date this proxy card and return it promptly in the postage-paid envelope provided.

     PLEASE INDICATE YOUR VOTES BY AN "X" IN THE APPROPRIATE BOX BELOW.

     IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS. As to any other matter, said attorneys will vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSALS.

                                                            FOR     AGAINST   ABSTAIN
                                                          -------   -------   -------
1. To approve or disapprove an Agreement and Plan of
Reorganization providing for the acquisition of all of
the assets of the Fund by the HSBC Investor Growth Fund
("Growth Fund") and the HSBC Investor Value Fund
("Value Fund"), each a separate series of the Trust,
and the assumption of all liabilities of the Fund by
the Growth Fund and the Value Fund in exchange for
shares of the Growth Fund and the Value Fund and the
subsequent liquidation of the Fund.
                                                          -------   -------   -------
2. To transact such other business as may properly come
before the
                                                          -------   -------   -------

Meeting or any adjournments or postponements thereof.

        I plan to attend the Meeting.
-------

     Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

     Please sign your name exactly as it appears in the registration. If shares are held in the name of two or more persons, in whatever capacity, only ONE need sign. When signing in a fiduciary capacity, such as executor or attorney, please so indicate. When signing on behalf of a partnership or corporation, please indicate title.



                                                Dated:                    , 2004
                                                       -------------------

                                                --------------------------------

                                                --------------------------------
                                                Signatures